SEMI-ANNUAL REPORT AS OF
MARCH 31, 1998


SEI INSTITUTIONAL
MANAGED TRUST



--------------------------------------------------------------------------------
Large Cap Value
--------------------------------------------------------------------------------
Large Cap Growth
--------------------------------------------------------------------------------
Tax Managed Large Cap
--------------------------------------------------------------------------------
Small Cap Value
--------------------------------------------------------------------------------
Small Cap Growth
--------------------------------------------------------------------------------
Mid-Cap
--------------------------------------------------------------------------------
Capital Appreciation
--------------------------------------------------------------------------------
Equity Income
--------------------------------------------------------------------------------
Balanced
--------------------------------------------------------------------------------
Core Fixed Income
--------------------------------------------------------------------------------
High Yield Bond
--------------------------------------------------------------------------------

[LOGO OMITTED]
SEI INVESTMENTS
The art of people.
The science of results.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS..............................................     1
STATEMENT OF ASSETS AND LIABILITIES..................................    47
STATEMENT OF OPERATIONS..............................................    48
STATEMENT OF CHANGES IN NET ASSETS...................................    50
FINANCIAL HIGHLIGHTS.................................................    52
NOTES TO FINANCIAL STATEMENTS........................................    55

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.7%
AEROSPACE & DEFENSE -- 1.1%
   Gencorp                           101,400   $     3,118
   Litton Industries*                 78,700         4,540
   Thiokol                           118,800         5,740
                                               -----------
                                                    13,398
                                               -----------
AIR TRANSPORTATION -- 1.5%
   AMR*                               62,600         8,964
   Delta Air Lines                    46,100         5,451
   FDX*                                5,100           363
   UAL*                               50,500         4,693
                                               -----------
                                                    19,471
                                               -----------
AIRCRAFT -- 1.7%
   Northrop                           34,500         3,707
   Rockwell International            103,200         5,921
   Textron                            66,800         5,144
   United Technologies                68,900         6,360
                                               -----------
                                                    21,132
                                               -----------
APPAREL/TEXTILES -- 0.7%
   Springs Industries, Cl A           30,500         1,676
   VF                                144,300         7,585
                                               -----------
                                                     9,261
                                               -----------
AUTOMOTIVE -- 4.6%
   Chrysler                           85,500         3,554
   Dana                               48,300         2,810
   Eaton                              61,000         5,806
   Ford Motor                        419,400        27,182
   General Motors                    240,300        16,205
   Paccar                             30,000         1,787
                                               -----------
                                                    57,344
                                               -----------
BANKS -- 13.1%
   Astoria Financial*                 68,300         4,222
   BankAmerica                       172,000        14,211
   Bankers Trust New York             92,501        11,129
   Chase Manhattan                   213,100        28,742
   Comerica                          101,500        10,740
   First American Bank               156,500        13,537
   First Chicago                      71,000         6,257
   Golden West Financial             158,500        15,186
   J.P. Morgan                        42,700         5,735
   National City                      84,600         6,202
   NationsBank                       223,000        16,265
   Onbancorp                          45,900         3,179
   Republic New York                 129,500        17,272
   Southtrust                        135,800         5,687
   SunTrust                           79,800         6,015
                                               -----------
                                                   164,379
                                               -----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 0.8%
   Avon Products                      26,300   $     2,051
   Eastman Chemical                   74,600         5,031
   FMC*                               35,800         2,810
                                               -----------
                                                     9,892
                                               -----------
BUILDING & CONSTRUCTION -- 0.6%
   Centex                            194,200         7,404
                                               -----------
CHEMICALS -- 2.3%
   Cabot                              17,800           656
   Dow Chemical                       98,600         9,589
   Millenium Chemicals               284,000         9,514
   Nalco Chemical                     62,800         2,547
   Union Carbide                     131,300         6,581
                                               -----------
                                                    28,887
                                               -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
   GTE                               226,100        13,538
   Harris                             96,100         5,009
   Sprint                             71,700         4,853
                                               -----------
                                                    23,400
                                               -----------
COMPUTERS & SERVICES -- 3.2%
   Cirrus Logic*                      77,100         3,479
   IBM                               329,000        34,175
   Quantum*                          129,300         2,756
                                               -----------
                                                    40,410
                                               -----------
CONCRETE & MINERAL PRODUCTS -- 0.1%
   Owens-Corning Fiberglass           50,500         1,815
                                               -----------
DRUGS -- 1.6%
   Bristol-Myers Squibb               63,300         6,603
   Johnson & Johnson                  54,500         3,996
   Perrigo*                          206,500         2,530
   Schering Plough                    81,400         6,649
                                               -----------
                                                    19,778
                                               -----------
ELECTRICAL SERVICES -- 6.3%
   Allegheny Energy                  116,500         3,910
   American Electric Power           179,300         9,010
   Baltimore Gas & Electric          154,800         5,060
   Consolidated Edison                93,100         4,352
   DQE                               131,900         4,913
   DTE Energy                         57,900         2,276
   Edison International              167,500         4,920
   FirstEnergy*                       98,500         3,035
   FPL Group                          88,200         5,667
   GPU                               126,800         5,611
   Houston Industries                 29,145           838
   Illinova                           67,100         2,026
   Long Island Lighting               55,400         1,745

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)



LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   New York State Electric & Gas     113,000    $    4,506
   PG&E                              112,959         3,728
   Pinnacle West Capital             272,100        12,091
   Texas Utilities                   133,000         5,229
                                               -----------
                                                    78,917
                                               -----------
ELECTRONICS -- 0.3%
   Philips Electronics, ADR               58         4,274
                                               -----------
ENTERTAINMENT -- 0.0%
   Bally Total Fitness*               15,150           477
                                               -----------
ENVIRONMENTAL SERVICES -- 0.1%
   Browning-Ferris Industries         56,300         1,837
                                               -----------
FINANCIAL SERVICES -- 3.0%
   Bear Stearns                      261,330        13,426
   Federal Home Loan Mortgage
     Corporation                      53,500         2,538
   Firstplus Financial Group*        100,300         4,213
   Green Tree Financial               55,400         1,575
   Lehman Brothers Holding           101,200         7,577
   Morgan Stanley                     57,700         4,205
   SLM Holding                        85,100         3,712
                                               -----------
                                                    37,246
                                               -----------
FOOD, BEVERAGE & TOBACCO -- 2.8%
   Adolph Coors, Cl B                 95,100         3,328
   Anheuser Busch                    112,300         5,201
   General Mills                      62,200         4,727
   Hormel Foods                        5,200           202
   Philip Morris                     322,825        13,458
   RJR Nabisco                       210,500         6,591
   Sara Lee                           55,400         3,414
                                               -----------
                                                    36,921
                                               -----------
GAS/NATURAL GAS -- 0.4%
   Coastal                            49,100         3,198
   National Fuel & Gas                43,600         2,049
                                               -----------
                                                     5,247
                                               -----------
HOTELS & LODGING -- 0.1%
   Promus Hotel*                      14,400           688
                                               -----------
HOUSEHOLD PRODUCTS -- 0.7%
   Maytag                            146,900         7,024
   Whirlpool                          29,000         1,988
                                               -----------
                                                     9,012
                                               -----------
INSURANCE -- 11.0%
   Aetna                             141,400        11,798
   Allstate                           89,600         8,238
   Ambac                             160,100         9,356
   American General                  260,600        16,858
   Chubb                             156,700        12,281

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Cigna                              93,800   $    19,229
   Conseco                            95,900         5,430
   Exel                              153,700        11,912
   Foundation Health  Systems, Cl A*  26,600           733
   Lincoln National                    4,000           339
   Loew's                             35,700         3,722
   Old Republic International        191,300         8,477
   Orion Capital                     107,100         5,857
   Pacificare Health Systems, Cl B*   44,900         3,379
   Safeco                            197,500        10,795
   St. Paul                           62,339         5,556
   Torchmark                          96,000         4,398
                                               -----------
                                                   138,358
                                               -----------
LEASING & RENTING -- 0.6%
   Comdisco                          167,725         7,317
                                               -----------
MACHINERY -- 2.7%
   Aerquip-Vickers                    97,800         5,654
   Caterpillar                       150,100         8,265
   Cummins Engine                     55,000         3,032
   NACCO Industries, Cl A             20,900         2,801
   New Holland*                      161,500         4,401
   Parker-Hannifin                   108,300         5,550
   Timken                            121,700         4,115
                                               -----------
                                                    33,818
                                               -----------
MEASURING DEVICES -- 0.2%
   Mallinckrodt                       62,700         2,477
                                               -----------
MEDICAL PRODUCTS & SERVICES -- 1.2%
   Baxter International               97,975         5,401
   Healthsouth Rehabilitation*       204,200         5,730
   Novacare*                         248,800         3,701
                                               -----------
                                                    14,832
                                               -----------
METALS & MINING -- 0.7%
   Vulcan Materials                   53,500         5,858
                                               -----------
MISCELLANEOUS BUSINESS SERVICES-- 0.5%
   Sun Microsystems*                  79,900         3,333
   Teradyne*                          79,400         3,181
                                               -----------
                                                     6,514
                                               -----------
PAPER & PAPER PRODUCTS -- 3.3%
   Champion International             31,900         1,733
   Consolidated Papers                42,000         2,688
   Fort James                        183,200         8,393
   International Paper               250,550        11,729
   Kimberly-Clark                     94,800         4,752
   Mead                               85,800         3,073
   Temple-Inland                      56,000         3,479
   Union Camp                         73,000         4,362
   Westvaco                           97,500         2,998
                                               -----------
                                                    43,207
                                               -----------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS -- 2.4%
   Atlantic Richfield                152,100   $    11,959
   Nabors Industries*                 51,600         1,222
   Phillips Petroleum                274,500        13,708
   Rowan*                            100,300         2,909
                                               -----------
                                                    29,798
                                               -----------
PETROLEUM REFINING -- 6.1%
   Amoco                              82,525         7,128
   Ashland                            37,300         2,112
   British Petroleum, PLC, ADR        53,500         4,604
   Chevron                            75,700         6,080
   Exxon                             409,600        27,699
   Mobil                              98,950         7,582
   Sun                               129,500         5,293
   Texaco                            208,500        12,562
   Valero Energy*                    121,100         4,042
                                               -----------
                                                    77,102
                                               -----------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.5%
   Xerox                              55,600         5,918
                                               -----------
PRINTING & PUBLISHING -- 1.8%
   Bowne                              87,300         3,612
   Gannett                            81,300         5,843
   Lafarge                            51,200         1,965
   New York Times, Cl A               93,200         6,524
   Tribune                            62,600         4,413
                                               -----------
                                                    22,357
                                               -----------
RAILROADS -- 0.6%
   Canadian Pacific Ltd               81,800         2,413
   Norfolk Southern                   77,200         2,885
   Union Pacific                      33,625         1,889
                                               -----------
                                                     7,187
                                               -----------
REPAIR SERVICES -- 0.1%
   Ryder System                       18,200           692
                                               -----------
 RETAIL -- 5.7%
   Darden Restaurants                154,400         2,403
   Dayton-Hudson                     155,000        13,640
   Dillards Incorporated, Cl A       101,900         3,764
   Federated Department Stores*      265,700        13,767
   Fred Meyer*                       110,501         5,104
   Great Atlantic & Pacific Tea       65,200         1,972
   JC Penney                          70,850         5,362
   May Department Stores             127,375         8,088
   Ruddick                            95,800         1,778
   Tech Data*                         12,300           474
   TJX                                98,900         4,475
   Toys "R" Us*                      357,300        10,741
                                               -----------
                                                    71,568
                                               -----------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 1.5%
   Goodyear Tire & Rubber            148,800   $    11,272
   Premark International             113,200         3,750
   Sonoco Products                   110,800         4,439
                                               -----------
                                                    19,461
                                               -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.3%
   National Semiconductor*           156,300         3,273
                                               -----------
SPECIALTY MACHINERY -- 0.5%
   American Standard*                  9,000           413
   Cooper Industries                  60,000         3,566
   Tecumseh Products, Cl A            38,200         2,053
                                               -----------
                                                     6,032
                                               -----------
STEEL & STEEL WORKS -- 2.1%
   Alcan Aluminum                    216,261         6,758
   Alumax*                            14,000           633
   Aluminum Company of America        62,300         4,287
   Asarco                             60,400         1,612
   Texas Industries                   89,900         5,197
   USX-Marathon Group                160,800         6,050
   USX-US Steel Group                 56,700         2,140
                                               -----------
                                                    26,677
                                               -----------
TELEPHONES & TELECOMMUNICATION -- 7.4%
   Airtouch Communications*          126,400         6,186
   Alltel                             59,000         2,578
   Ameritech                         372,700        18,425
   AT&T                              338,100        22,188
   Bell Atlantic                     194,294        19,915
   BellSouth                         225,700        15,249
   US West                           102,200         5,595
   WorldCom*                          75,000         3,230
                                               -----------
                                                    93,366
                                               -----------
TRANSPORTATION SERVICES -- 1.1%
   CSX                               238,800        14,209
                                               -----------
TRUCKING -- 0.2%
   Yellow*                           131,100         2,507
                                               -----------
WHOLESALE -- 0.3%
   BJ Wholesale Club*                 87,500         3,413
                                               -----------
Total Common Stocks
   (Cost $960,342)                               1,227,131
                                               -----------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A)
      5.340%,  06/25/98               $3,500         3,458
                                               -----------
Total U.S. Treasury Obligation
   (Cost $3,459)                                     3,458
                                               -----------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.8%
   J.P. Morgan
     6.050%, dated 03/31/98, matures
     04/01/96, repurchase price
     $41,775,000 (collateralized by
     various U.S. Treasury Notes
     total par value $35,945,000,
     5.375%-5.875%, 01/31/99-
     09/30/01, total market
     value: $36,481,000)             $35,765   $    35,765
                                               -----------
Total Repurchase Agreement
   (Cost $35,765)                                   35,765
                                               -----------
Total Investments -- 100.8%
   (Cost $999,566)                               1,266,354
                                               -----------
Other Assets and Liabilities, Net -- (0.8%)
   Investment Securities Sold                       17,694
   Investment Securities Purchased                 (31,382)
   Other Assets and Liabilities                      3,541
                                               -----------
Total Other Assets and Liabilities, Net            (10,147)
                                               -----------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   61,736,771 outstanding shares
   of beneficial interest                          909,520
Undistributed net investment income                  3,661
Accumulated net realized gain
   on investments                                   75,466
Net unrealized appreciation
   on futures contracts                                772
Net unrealized appreciation
   on investments                                  266,788
                                               -----------
Total Net Assets -- 100.0%                     $ 1,256,207
                                               ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $20.35
                                               ===========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LTD -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
SLMA -- STUDENT LOAN MARKETING ASSOCIATION


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.5%
AIRCRAFT -- 1.6%
   Allied Signal                     245,000   $    10,290
   United Technologies               101,500         9,370
                                               -----------
                                                    19,660
                                               -----------
APPAREL/TEXTILES -- 0.3%
   U.S. Industries*                  133,000         3,998
                                               -----------
BANKS -- 7.1%
   BankAmerica                        66,000         5,453
   BankBoston                         36,700         4,046
   Chase Manhattan                    78,800        10,628
   First Chicago                      53,200         4,688
   MBNA                              869,525        31,140
   NationsBank                       150,500        10,977
   Norwest                           195,800         8,138
   State Street                       99,500         6,772
   Washington Mutual                  94,600         6,785
                                               -----------
                                                    88,627
                                               -----------
BEAUTY PRODUCTS -- 3.1%
   Colgate-Palmolive                 278,800        24,151
   Procter & Gamble                  164,000        13,838
                                               -----------
                                                    37,989
                                               -----------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.2%
   Chancellor Media, Cl A*            45,800         2,101
                                               -----------
COMMUNICATIONS EQUIPMENT -- 2.2%
   Andrew*                           121,200         2,401
   L.M. Ericsson Telephone, ADR      103,300         4,913
   Tellabs*                          287,500        19,298
                                               -----------
                                                    26,612
                                               -----------
COMPUTERS & SERVICES -- 7.1%
   America Online*                    71,800         4,905
   Bay Networks*                      79,300         2,151
   Cisco Systems*                    550,400        37,634
   Compaq Computer                   900,100        23,290
   Dell Computer*                    286,900        19,438
                                               -----------
                                                    87,418
                                               -----------
DRUGS -- 12.9%
   Abbott Laboratories               103,000         7,757
   American Home Products             62,300         5,942
   Amgen*                            101,200         6,161
   Bristol-Myers Squibb              174,000        18,150
   Elan, ADR                             132         8,531
   Eli Lilly                         106,900         6,374

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Merck                             284,700   $    36,548
   Pfizer                            223,500        22,280
   Schering Plough                   451,400        36,874
   Warner Lambert                     70,400        11,990
                                               -----------
                                                   160,607
                                               -----------
ELECTRICAL SERVICES -- 0.4%
   AES*                              103,800         5,443
                                               -----------
ENTERTAINMENT -- 2.0%
   Liberty Media Group, Cl A*        371,000        12,753
   Walt Disney                       118,750        12,677
                                               -----------
                                                    25,430
                                               -----------
ENVIRONMENTAL SERVICES -- 0.8%
   USA Waste Services*               235,250        10,483
                                               -----------
FINANCIAL SERVICES -- 6.7%
   Associates First Capital           41,600         3,286
   Federal National Mortgage
     Association                     185,900        11,758
   Household International            51,100         7,039
   Merrill Lynch                     116,800         9,694
   Morgan Stanley                    196,820        14,343
   Starwood Lodging Trust            103,662         5,539
   Travelers                         517,800        31,068
                                               -----------
                                                    82,727
                                               -----------
FOOD, BEVERAGE & TOBACCO -- 3.8%
   Bestfoods                          31,100         3,635
   Campbell Soup                     143,700         8,155
   Coca-Cola                         123,000         9,525
   General Mills                      59,300         4,507
   Philip Morris                     506,400        21,111
   Vlasic Foods International*        14,370           367
                                               -----------
                                                    47,300
                                               -----------
HOUSEHOLD PRODUCTS -- 9.1%
   General Electric                  448,600        38,664
   Gillette                          314,600        37,339
   Illinois Tool Works               139,650         9,042
   Minnesota Mining &
     Manufacturing                    41,500         3,784
   Solectron*                        311,000        13,140
   Sunbeam Oster                     250,890        11,055
                                               -----------
                                                   113,024
                                               -----------
INSURANCE -- 3.4%
   American International Group      154,700        19,483
   MGIC Investment                    81,800         5,373
   United Healthcare                  57,000         3,691
   UNUM                              241,500        13,328
                                               -----------
                                                    41,875
                                               -----------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MACHINERY -- 3.9%
   Deere                             142,300   $     8,814
   Tyco International Ltd            730,400        39,898
                                               -----------
                                                    48,712
                                               -----------
MEDICAL PRODUCTS & SERVICES -- 3.4%
   Baxter International              165,600         9,129
   Guidant                            62,600         4,593
   Healthsouth Rehabilitation*       121,600         3,412
   Medtronic                         491,900        25,517
                                               -----------
                                                    42,651
                                               -----------
MISCELLANEOUS BUSINESS SERVICES-- 6.2%
   3Com*                             112,400         4,039
   Altera*                           111,500         4,209
   Cendant*                          414,000        16,405
   Computer Associates
     International                   196,500        11,348
   Computer Sciences*                229,500        12,623
   Microsoft*                        272,100        24,353
   Sungard Data Systems*              99,700         3,670
                                               -----------
                                                    76,647
                                               -----------
MISCELLANEOUS CONSUMER SERVICES -- 0.6%
   Service International             175,100         7,431
                                               -----------
PAPER & PAPER PRODUCTS -- 0.3%
   Kimberly-Clark                     69,500         3,484
                                               -----------
PETROLEUM & FUEL PRODUCTS -- 1.9%
   BJ Services*                      159,000         5,794
   Global Marine*                    174,100         4,309
   Noble Drilling*                   301,400         9,212
   Schlumberger                       56,400         4,272
                                               -----------
                                                    23,587
                                               -----------
PETROLEUM REFINING -- 0.7%
   Chevron                            10,400           835
   Mobil                              55,200         4,230
   Tosco                             100,800         3,553
                                               -----------
                                                     8,618
                                               -----------
PROFESSIONAL SERVICES -- 1.4%
   Halliburton                       192,800         9,676
   Paychex                           128,800         7,430
                                               -----------
                                                    17,106
                                               -----------
RETAIL -- 8.9%
   Bed Bath & Beyond*                 55,600         2,568
   Costco*                           169,500         9,047
   CVS                                96,700         7,301
   Dayton-Hudson                     166,300        14,634
   Dollar General                    238,063         9,210
   General Nutrition*                 54,700         2,174
   Home Depot                        269,700        18,188

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


LARGE CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Kohls*                            167,600   $    13,701
   Kroger*                           155,700         7,191
   Lowe's                             54,500         3,825
   Rite Aid                          292,500        10,018
   Wal-Mart Stores                   144,500         7,342
   Walgreen                          132,900         4,676
                                               -----------
                                                   109,875
                                               -----------
RUBBER & PLASTIC -- 0.7%
   Sealed Air*                       139,600         9,144
                                               -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.8%
   Intel                             125,880         9,827
                                               -----------
SPECIALTY CONSTRUCTION -- 0.5%
   Masco                              96,500         5,742
                                               -----------
STEEL & STEEL WORKS -- 0.2%
   Aluminum Company of America        45,000         3,097
                                               -----------
TELEPHONES & TELECOMMUNICATION -- 4.8%
   Airtouch Communications*          217,400        10,639
   Lucent Technologies               171,600        21,943
   Nextel Communications, Cl A*       99,500         3,358
   WorldCom*                         541,700        23,327
                                               -----------
                                                    59,267
                                               -----------
WHOLESALE -- 2.5%
   Cardinal Health                    44,000         3,880
   Motorola                           60,200         3,650
   Safeway*                          641,700        23,703
                                               -----------
                                                    31,233
                                               -----------
Total Common Stocks
   (Cost $819,056)                               1,209,715
                                               -----------
U.S. TREASURY OBLIGATION -- 0.1%
   U.S. Treasury Bill (A)
      5.340%,  06/25/98               $1,650         1,630
                                               -----------
Total U.S. Treasury Obligation
   (Cost $1,630)                                     1,630
                                               -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.2%
   FHLB
      5.440%, 04/01/98                   540           540
      5.460%, 04/13/98                   770           769
   FHLMC
      5.440%, 04/03/98                   390           390
      5.480%, 04/20/98                   130           130
   FNMA
      3.770%, 05/04/98                   380           378
                                               -----------
Total U.S. Government Agency Obligations
   (Cost $2,207)                                     2,207
                                               -----------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 0.4%
   Ford Motor Credit
      5.610%, 04/02/98             $     947   $       947
      5.550%, 04/03/98                   564           564
   Prudential Funding
      5.420%, 04/01/98                 3,571         3,571
                                               -----------
Total Commercial Paper
   (Cost $5,082)                                     5,082
                                               -----------
REPURCHASE AGREEMENT -- 2.1%
   Lehman Brothers
     5.870%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $25,919,000 (collateralized
     by various U.S. Treasury
     Obligations, par value
     $23,225,000, 5.875%-11.875%,
     10/31/99-11/15/04, total
     market value: $26,569,000)       25,915        25,915
                                               -----------
Total Repurchase Agreement
   (Cost $25,915)                                   25,915
                                               -----------
Total Investments -- 100.3%
   (Cost $853,890)                               1,244,549
                                               -----------
Other Assets and Liabilities, Net -- (0.3%)         (4,045)
                                               -----------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   54,969,516 outstanding shares
   of beneficial interest                          829,599
Undistributed net investment income                  1,211
Accumulated net realized gain
   on investments                                   18,212
Net unrealized appreciation
   on futures contracts                                823
Net unrealized appreciation on investments         390,659
                                               -----------
Total Net Assets -- 100.0%                      $1,240,504
                                               ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $22.57
                                               ===========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD -- LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



TAX MANAGED LARGE CAP
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 86.7%
AIR TRANSPORTATION -- 0.4%
   AMR*                                  300       $    43
   FDX*                                  200            14
                                                   -------
                                                        57
                                                   -------
AIRCRAFT -- 2.3%
   Allied Signal                       2,090            88
   Boeing                                800            42
   Northrop                              300            32
   United Technologies                 1,720           159
                                                   -------
                                                       321
                                                   -------
APPAREL/TEXTILES -- 0.3%
   VF                                    700            37
                                                   -------
AUTOMOTIVE -- 1.8%
   Dana                                  600            35
   Eaton                                 500            48
   Ford Motor                          2,500           162
                                                   -------
                                                       245
                                                   -------
BANKS -- 5.0%
   Chase Manhattan                     1,770           239
   Comerica                              800            85
   First Chicago                         400            35
   Golden West Financial                 500            48
   MBNA                                  300            11
   NationsBank                         2,950           215
   Washington Mutual                     700            50
                                                   -------
                                                       683
                                                   -------
BEAUTY PRODUCTS -- 2.6%
   Colgate Palmolive                   1,200           104
   Gillette                            1,400           166
   Procter & Gamble                    1,000            84
                                                   -------
                                                       354
                                                   -------
CHEMICALS -- 2.5%
   Eastman Chemical                    1,100            74
   FMC*                                  300            23
   Millenium Chemicals                 1,900            64
   Nalco Chemical                        500            20
   PPG Industries                        700            48
   Rohm & Haas                           300            31
   Union Carbide                       1,800            90
                                                   -------
                                                       350
                                                   -------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.4%
   GTE                                   600       $    36
   L.M. Ericsson Telephone, ADR          900            43
   Lucent Technologies                 1,150           147
   Tellabs*                            1,660           111
                                                   -------
                                                       337
                                                   -------
COMPUTERS & SERVICES -- 6.2%
   Cirrus Logic*                       1,400            63
   Cisco Systems*                      3,640           249
   Compaq Computer                     6,150           159
   Dell Computer*                      2,210           150
   IBM                                 2,200           228
                                                   -------
                                                       849
                                                   -------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Owens-Corning Fiberglass              700            25
                                                   -------
DRUGS -- 6.6%
   Abbott Laboratories                 2,080           157
   Amgen*                                500            30
   Bristol-Myers Squibb                1,490           155
   Merck                               1,740           223
   Pharmacia & Upjohn                    400            17
   Schering Plough                     3,320           271
   Warner Lambert                        300            51
                                                   -------
                                                       904
                                                   -------
ELECTRICAL SERVICES -- 2.3%
   AES*                                1,200            63
   Allegheny Energy                    1,200            40
   American Electric Power             2,300           116
   FPL Group                           1,100            71
   Wisconsin Energy                      800            25
                                                   -------
                                                       315
                                                   -------
ENTERTAINMENT -- 1.5%
   Liberty Media Group, Cl A*          3,150           108
   Walt Disney                         1,010           108
                                                   -------
                                                       216
                                                   -------
ENVIRONMENTAL SERVICES -- 1.5%
   Browning-Ferris Industries          2,300            75
   Republic Industries*                2,000            52
   USA Waste Services*                 2,000            89
                                                   -------
                                                       216
                                                   -------
FINANCIAL SERVICES -- 2.7%
   Bear Stearns                          500            26
   Federal Home Loan Mortgage
     Corporation                         700            33
   Merrill Lynch                       1,000            83
   Morgan Stanley                      2,180           159
   SLM Holding                         1,500            65
                                                   -------
                                                       366
                                                   -------

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


TAX MANAGED LARGE CAP
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 6.8%
   Anheuser Busch                      1,500         $  69
   Coca-Cola                           2,150           166
   Campbell Soup                       1,300            74
   General Mills                         900            68
   Interstate Bakeries                 1,600            52
   Philip Morris                       7,600           317
   RJR Nabisco                         2,000            63
   Sara Lee                            1,200            74
   Tyson Foods                         2,500            48
   Vlasic Foods International*           130             3
                                                   -------
                                                       934
                                                   -------
HOUSEHOLD PRODUCTS -- 1.3%
   Solectron*                          2,650           112
   Sunbeam Oster                       1,650            73
                                                   -------
                                                       185
                                                   -------
INSURANCE -- 7.7%
   Aetna                               1,700           142
   Allstate                              800            74
   American General                    2,200           142
   American International Group          745            94
   Chubb                               2,000           157
   Cigna                                 540           111
   Conseco                               800            45
   Pacificare Health Systems, Cl B*      350            26
   Safeco                                800            44
   St. Paul                              500            45
   Travelers                           2,400           144
   United Healthcare                     500            32
                                                   -------
                                                     1,056
                                                   -------
MACHINERY -- 3.0%
   Caterpillar                         1,200            66
   Deere                               1,100            68
   General Electric                    3,200           276
                                                   -------
                                                       410
                                                   -------
MARINE TRANSPORTATION -- 0.4%
   Carnival, Cl A                        800            56
                                                   -------
MEDICAL PRODUCTS & SERVICES -- 1.4%
   Becton Dickinson                      500            34
   Guidant                               600            44
   Healthsouth*                        1,100            31
   Medtronic                           1,550            80
                                                   -------
                                                       189
                                                   -------
MISCELLANEOUS BUSINESS SERVICES -- 1.9%
   Altera*                               950            36
   Computer Associates International   1,100            63
   Microsoft*                          1,070            96
   Sun Microsystems*                   1,200            50
   Teradyne*                             400            16
                                                   -------
                                                       261
                                                   -------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING -- 1.1%
   Tyco International Ltd              2,900       $  158
                                                   -------
PAPER & PAPER PRODUCTS -- 3.2%
   Champion International                300            16
   Consolidated Papers                   650            42
   Fort James                            800            37
   International Paper                 3,500           164
   Kimberly-Clark                      1,200            60
   Mead                                1,000            36
   Temple-Inland                         200            12
   Union Camp                            750            45
   Westvaco                            1,100            34
                                                   -------
                                                       446
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 2.1%
   Atlantic Richfield                    300            24
   BJ Services*                        1,400            51
   Ensco International                 1,800            50
   Noble Drilling*                     2,570            79
   Phillips Petroleum                  1,800            90
                                                   -------
                                                       294
                                                   -------
PETROLEUM REFINING -- 2.4%
   Amoco                                 600            52
   Ashland                               800            45
   British Petroleum, PLC, ADR           300            26
   Coastal                               900            59
   Exxon                               1,700           115
   Mobil                                 350            27
                                                   -------
                                                       324
                                                   -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.4%
   Xerox                                 500            53
                                                   -------
PRINTING & PUBLISHING -- 1.0%
   Lafarge                               800            31
   New York Times, Cl A                  700            49
   Tribune                               700            49
                                                   -------
                                                       129
                                                   -------
PROFESSIONAL SERVICES -- 1.0%
   Cognizant                             900            52
   Halliburton                         1,640            82
                                                   -------
                                                       134
                                                   -------
RETAIL -- 6.0%
   Dayton-Hudson                         760            67
   Dillards Incorporated, Cl A         1,000            37
   Home Depot                          1,510           102
   JC Penney                           1,700           129
   Kohls*                                750            61
   May Department Stores               2,100           133

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Mercantile Stores                     500       $    34
   The Gap                               900            40
   TJX                                 1,600            72
   Wal-Mart Stores                     2,830           144
                                                   -------
                                                       819
                                                   -------
RUBBER & PLASTIC -- 1.6%
   Goodyear Tire & Rubber              1,900           144
   Sealed Air*                         1,190            78
                                                   -------
                                                       222
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.4%
   Intel                                 650            51
                                                   -------
STEEL & STEEL WORKS -- 0.8%
   Alcan Aluminum                      2,000            62
   Aluminum Company of America           700            48
                                                   -------
                                                       110
                                                   -------
TELEPHONES & TELECOMMUNICATION -- 2.9%
   Ameritech                           1,600            79
   AT&T                                1,600           105
   WorldCom*                           5,000           215
                                                   -------
                                                       399
                                                   -------
TRANSPORTATION SERVICES -- 1.1%
   CSX                                 2,600           155
                                                   -------
WHOLESALE -- 1.9%
   Johnson & Johnson                   3,000           220
   Safeway*                            1,100            41
                                                   -------
                                                       261
                                                   -------
Total Common Stocks
   (Cost $11,635)                                   11,921
                                                   -------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A)
      5.340%,  06/25/98                  $45            44
                                                   -------
Total U.S. Treasury Obligation
   (Cost $44)                                           44
                                                   -------
Total Investments -- 87.0%
   (Cost $11,679)                                  $11,965
                                                   =======
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LTD -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


SMALL CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 96.9%
AEROSPACE & DEFENSE -- 2.2%
   Cole National*                     35,600       $ 1,375
   Commonwealth Industries            31,630           552
   Doncasters, PLC, ADR*              40,900         1,068
   Esco Electronics*                  45,250           747
   General Cable*                     78,400         3,557
   Homebase*                         331,900         2,780
                                                   -------
                                                    10,079
                                                   -------
AGRICULTURE -- 0.3%
   Sylvan*                           105,000         1,536
                                                   -------
AIR TRANSPORTATION -- 1.4%
   Airborne Freight                   34,500         1,298
   America West Holdings, Cl B*      150,200         3,849
   Skywest                            30,790         1,124
                                                   -------
                                                     6,271
                                                   -------
APPAREL/TEXTILES -- 3.2%
   Culp                               37,300           765
   Dan River*                         95,700         1,818
   First Years                        20,400           717
   Galey & Lord*                     138,700         3,190
   Guilford Mills                     38,230         1,128
   Kellwood                           25,470           786
   Pillowtex                          69,982         3,390
   Quaker Fabric*                     50,700         1,293
   Quiksilver*                        31,300         1,119
   Worldtex*                          76,200           576
                                                   -------
                                                    14,782
                                                   -------
AUTOMOTIVE -- 2.2%
   Arvin Industries                   27,800         1,138
   Borg-Warner Automotive             66,010         4,233
   Coachmen Industries                79,200         2,138
   Delco Remy International*          88,000         1,336
   Federal Mogul                      28,400         1,511
                                                   -------
                                                    10,356
                                                   -------
BANKS -- 11.8%
   Albank Financial                   16,180           811
   Andover Bancorp                    18,690           745
   Astoria Financial*                 84,504         5,223
   Bank North Group                   33,600         2,453
   Carolina First                     21,500           546
   Coast Federal*                     83,200         1,352
   Dime Bancorp*                      26,842           807
   Dime Community Bancorp*            99,000         2,425
   Downey Financial                  112,187         3,632
   Eagle Financial                    46,700         2,700
   Firstfed Financial*                99,520         4,167
   Flushing Financial*                52,300         1,301

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Long Island Bancorp               110,300       $ 6,976
   Magna Group                        24,810         1,441
   Onbancorp                          10,890           754
   PFF Bancorp*                      138,800         2,863
   Prime Bancshares*                  58,200         1,491
   Reliance Bancorp                   24,430           947
   Republic Bancorp                   54,791         1,113
   Resource Bancshares
     Mortgage Group                   42,100           668
   Richmond County Financial*        135,100         2,592
   Riggs National                     80,460         2,273
   SIS Bancorp                        23,630           951
   Staten Island Bancorp*            151,800         3,112
   T R Financial                      94,130         3,271
                                                   -------
                                                    54,614
                                                   -------
BEAUTY PRODUCTS -- 0.6%
   Block Drug, Cl A                   21,115           887
   French Fragrances*                 69,800         1,187
   Playtex Products*                  48,900           721
                                                   -------
                                                     2,795
                                                   -------
BUILDING & CONSTRUCTION -- 1.2%
   Centex                             35,760         1,363
   Engle Homes                        60,100         1,007
   Ryland Group                       28,400           785
   Toll Brothers*                     63,000         1,772
   Willbros Group*                    46,500           764
                                                   -------
                                                     5,691
                                                   -------
BUILDING & CONSTRUCTION SUPPLIES-- 0.7%
   Griffon*                           69,400         1,102
   MDC Holdings                       79,890         1,418
   Nortek*                            23,120           740
                                                   -------
                                                     3,260
                                                   -------
CHEMICALS -- 2.0%
   Cambrex                            63,300         3,189
   Dexter                             24,550         1,016
   General Chemical Group             78,400         2,269
   H.B. Fuller                        15,610           935
   OM Group                           41,000         1,727
                                                   -------
                                                     9,136
                                                   -------
COAL MINING -- 0.1%
   Zeigler Coal Holding               18,730           321
                                                   -------
COMMUNICATIONS EQUIPMENT -- 0.2%
   Applied Signal Technology*         44,400           799
                                                   -------
COMPUTERS & SERVICES -- 2.0%
   Channell Commercial*               13,100           126
   Genicom*                           62,500           758

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   HMT Technology*                    86,600       $ 1,120
   Kentek Information Systems         82,700           656
   Komag*                             76,300         1,106
   National Computer Systems          42,000           945
   Wang Laboratories*                144,200         4,461
                                                   -------
                                                     9,172
                                                   -------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Florida Rock Industries            30,340           867
                                                   -------
CONSUMER PRODUCTS -- 1.2%
   Central Louisiana Electric         30,380         1,040
   Public Service of New Mexico      120,070         2,934
   U.S. Can*                          76,500         1,358
                                                   -------
                                                     5,332
                                                   -------
CONTAINERS & PACKAGING -- 0.4%
   Silgan Holdings*                   48,900         1,718
                                                   -------
DRUGS -- 0.7%
   Ivax*                             387,400         3,390
                                                   -------
ELECTRICAL SERVICES -- 1.0%
   Commonwealth Energy System         36,380         1,451
   Sierra Pacific Resources           29,540         1,110
   Sigcorp                            36,900         1,178
   United Illuminating                18,500           895
                                                   -------
                                                     4,634
                                                   -------
ELECTRICAL TECHNOLOGY -- 0.3%
   Belden                             37,600         1,574
                                                   -------
ENTERTAINMENT -- 2.0%
   Anchor Gaming*                     29,800         2,213
   Harveys Casinos Resorts*           37,600         1,067
   Primadonna Resorts*               124,600         1,962
   Royal Olympic Cruise Lines*        53,700           899
   WMS Industries*                    93,900         2,940
                                                   -------
                                                     9,081
                                                   -------
FINANCIAL SERVICES -- 5.7%
   Arden Reality Group                77,600         2,212
   Brandywine Realty Trust            49,000         1,167
   Burnham Pacific Properties         87,800         1,284
   Dain Rauscher                      16,960           976
   Equity Inns, REIT                 142,300         2,197
   Greenbrier                        144,000         2,484
   Healthcare Realty Trust            46,100         1,302
   Home Properties of New York        41,600         1,154
   JSB Financial                      19,350         1,082
   Kilroy Realty, REIT               131,300         3,750
   McDonald & Co.                     71,700         2,142
   Mid-America Apartment
     Communities                      54,500         1,536

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Pacific Gulf Properties            48,100       $ 1,103
   Piper Jaffray                      22,250           823
   RFS Hotels Investors              174,400         3,183
                                                   -------
                                                    26,395
                                                   -------
FOOD, BEVERAGE & TOBACCO -- 1.0%
   Adolph Coors, Cl B                 28,830         1,009
   M&F Worldwide*                     92,200           836
   Pilgrims Pride                     28,500           415
   Ralcorp Holdings*                  67,500         1,401
   Schweitzer-Manduit International   30,700         1,059
                                                   -------
                                                     4,720
                                                   -------
GAS/NATURAL GAS -- 0.5%
   Connecticut Energy                 33,020         1,015
   Energen                            32,360           712
   Northwest Natural Gas              17,940           505
                                                   -------
                                                     2,232
                                                   -------
GLASS PRODUCTS -- 0.7%
   Excel Industries                   39,790           821
   Hirsch International*              34,600           320
   Libbey*                            51,400         1,915
                                                   -------
                                                     3,056
                                                   -------
HOUSEHOLD FURNITURE & FIXTURES -- 0.6%
   Furniture Brands International*    70,100         2,256
   O'Sullivan Industries Holdings*    58,780           749
                                                   -------
                                                     3,005
                                                   -------
HOUSEHOLD PRODUCTS -- 1.8%
   American Safety Razor*            193,160         3,404
   Holophane*                         52,900         1,270
   National Presto Industries         33,700         1,451
   NCH                                11,330           802
   Royal Appliance Manufacturing*     93,100           559
   Thomas Industries                  37,795           841
                                                   -------
                                                     8,327
                                                   -------
INSURANCE -- 9.6%
   Allmerica Financial*               29,800         1,903
   American Heritage Life Insurance   31,800           656
   CNA Surety*                        13,090           209
   Delphi Financial Group, Cl A*      15,910           847
   E.W. Blanch Holdings               55,200         2,118
   Enhance Financial Services Group   34,500         2,396
   ESG Re Limited*                    52,600         1,368
   Everest Reinsurance Holdings       28,600         1,176
   First American Financial           20,375         1,304
   FPIC Insurance*                    50,100         1,616
   Fremont General                    18,400         1,082
   Harleysville Group*                73,800         1,919
   Highlands Insurance*               77,300         2,077

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   HCC Insurance Holdings             61,200       $ 1,408
   Horace Mann Educators              81,500         2,863
   IPC Holdings                      120,600         3,889
   LaSalle Re Holdings                37,500         1,573
   Life USA Holdings*                127,490         1,952
   Orion Capital                      21,300         1,165
   Penn Treaty American*              25,100           734
   Penncorp Financial Group           44,600         1,288
   PMI Group                          19,100         1,542
   Presidential Life                  41,220           781
   Renaissancere Holdings             36,500         1,825
   RLI                                18,130           979
   State Auto Financial               57,700         2,294
   Stirling Cooke Brown Holdings*     38,700         1,026
   Terra Nova Holdings                27,000           823
   WR Berkley                         25,950         1,229
   Zenith National Insurance           9,900           286
                                                   -------
                                                    44,328
                                                   -------
LEASING & RENTING -- 0.5%
   Aaron Rents                        45,700         1,111
   Xtra                               16,500         1,064
                                                   -------
                                                     2,175
                                                   -------
LEISURE PRODUCTS -- 0.5%
   Standard Motor Products            37,300           716
   Velcro Industries                  15,700         1,743
                                                   -------
                                                     2,459
                                                   -------
LUMBER & WOOD PRODUCTS -- 0.5%
   American Woodmark                  38,900         1,011
   T J International                  33,190         1,062
                                                   -------
                                                     2,073
                                                   -------
MACHINERY -- 3.3%
   Amcast Industrial                  34,010           735
   Commercial Intertech               53,800         1,284
   CTB International*                 54,200           932
   Moog, Cl A*                        75,400         3,176
   Gardner Denver Machinery*          24,095           714
   Gehl*                              18,700           400
   Gleason                            28,530         1,000
   Omniquip International*            72,500         1,794
   Watts Industries, Cl A             70,000         2,091
   Wyman-Gordan*                     135,200         3,093
                                                   -------
                                                    15,219
                                                   -------
MANUFACTURING -- 1.4%
   Avondale Industries*              228,110         6,558
                                                   -------
MARINE TRANSPORTATION -- 0.9%
   Oak Industries*                    66,500         2,161
   Sea Containers                     46,200         1,782
                                                   -------
                                                     3,943
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MEASURING DEVICES -- 0.3%
   Fluke                              50,600       $ 1,208
                                                   -------
MEDICAL PRODUCTS & SERVICES -- 5.1%
   American Homepatient*              83,200         1,617
   Del Global Technologies*          122,500         1,393
   Haemonetics*                       67,600         1,213
   Hologic*                           71,200         1,976
   Imation*                           90,700         1,678
   Integrated Health Services        125,800         4,945
   Mariner Health Group*              35,800           613
   Maxxim Medical*                    53,400         1,532
   Novacare*                         251,210         3,737
   Paragon Health Network*            60,807         1,209
   Retirement Care Association*       92,100           760
   Sun Healthcare Group*              61,400         1,144
   Trigon Healthcare*                 62,400         1,876
                                                   -------
                                                    23,693
                                                   -------
METALS & MINING -- 0.3%
   Cleveland Cliffs                   21,650         1,164
                                                   -------
MINING -- 0.4%
   Wolverine Tube*                    43,100         1,729
                                                   -------
MISCELLANEOUS BUSINESS SERVICES -- 2.2%
   Learning*                         333,500         7,712
   Project Software & Development*    83,900         2,014
   Wall Data*                         44,300           664
                                                   -------
                                                    10,390
                                                   -------
MISCELLANEOUS MANUFACTURING -- 0.4%
   Coastcast*                         86,100         1,797
                                                   -------
OFFICE FURNITURE & FIXTURES -- 0.3%
   Day Runner*                        35,800           797
   Kimball International*             35,700           821
                                                   -------
                                                     1,618
                                                   -------
PAPER & PAPER PRODUCTS -- 0.8%
   American Pad & Paper*              77,800           564
   Shorewood Packaging*              120,000         3,217
                                                   -------
                                                     3,781
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 1.4%
   Belco Oil & Gas*                   42,600           719
   Berry Petroleum                   122,400         1,851
   Giant Industries                   39,460           809
   Seacor Holdings*                   28,000         1,629
   Snyder Oil                         43,000           876
   Wiser Oil                          41,010           523
                                                   -------
                                                     6,407
                                                   -------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING -- 2.2%
   Big Flower Holdings*               89,200       $ 2,709
   Bowne                              38,200         1,581
   Journal Register*                  54,400         1,136
   Lone Star Industries               18,060         1,254
   Southdown                          18,830         1,312
   Standard Register                  27,640           938
   World Color Press*                 35,800         1,244
                                                   -------
                                                    10,174
                                                   -------
RAILROADS -- 0.4%
   Canadian National Railway          27,900         1,786
                                                   -------
REPAIR SERVICES -- 0.7%
   Rollins Truck Leasing             233,600         3,227
                                                   -------
RETAIL -- 9.4%
   Boise Cascade Office Products*    107,200         2,037
   Brylane*                           34,100         1,912
   Building Material Holding*        116,900         1,593
   Burlington Coat Factory*          243,820         4,236
   Cash America International         72,920         1,185
   Claire's Stores                    58,000         1,330
   Dress Barn *                       38,010         1,093
   Duck-Wall Alco Stores*             39,600           604
   Fingerhut                          40,200         1,043
   Finlay Enterprises*                45,200         1,150
   Footstar*                         103,300         3,719
   Little Switzerland*               152,400         1,172
   Longs Drug Stores                 136,800         4,164
   O'Charleys*                        53,000         1,126
   Pier 1 Imports                     34,110           925
   Ruddick                           205,900         3,822
   Ryan's Family Steak Houses*       103,180           935
   Shopko Stores                     204,860         6,491
   Tropical Sportswear*               89,600         1,266
   Value City Department Stores*      97,800         1,656
   Zale*                              64,900         1,874
                                                   -------
                                                    43,333
                                                   -------
RUBBER & PLASTIC -- 0.3%
   Hanna                              53,800         1,315
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.9%
   AVX                                76,500         1,540
   Burr-Brown*                       115,950         2,899
   Memc Electronic Materials*         72,800         1,156
   Read-Rite*                         94,600         1,307
   Stoneridge*                        95,400         1,908
                                                   -------
                                                     8,810
                                                   -------
12

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
SPECIALTY MACHINERY -- 0.3%
   Fedders                           135,500       $   720
   Pameco*                            40,100           737
                                                   -------
                                                     1,457
                                                   -------
STEEL & STEEL WORKS -- 2.2%
   Inland Steel Industries            41,610         1,149
   LTV                               192,500         2,527
   National Steel, Cl B*             226,130         3,872
   Quanex                             30,800           926
   Reliance Steel & Aluminum          26,340         1,014
   WHX                                61,100           997
                                                   -------
                                                    10,485
                                                   -------
TECHNOLOGY, GENERAL -- 1.5%
   Buckeye Technologies*             122,600         2,605
   Marshall Industries*               48,100         1,605
   Walter Industries*                145,000         3,099
                                                   -------
                                                     7,309
                                                   -------
TRANSPORTATION SERVICES -- 0.6%
   Galileo International*             49,600         1,925
   GATX                               14,540         1,134
                                                   -------
                                                     3,059
                                                   -------
TRUCKING -- 0.4%
   Arkansas Best*                     35,800           392
   US Freightways                     28,870         1,039
   Yellow*                            30,250           579
                                                   -------
                                                     2,010
                                                   -------
WATER UTILITIES -- 0.2%
   California Water Service Group     31,940           864
                                                   -------
WHOLESALE -- 4.9%
   Barnes Group                       34,050         1,135
   Bindley Western Industries         29,800         1,131
   BJ Wholesale Club*                301,000        11,739
   Cameron Ashley Building
     Products*                        45,400           831
   Marquette Medical Systems, Cl A*   59,800         1,659
   Pioneer Standard Electronics       94,300         1,155
   SED International Holdings*        35,200           400
   Standard Commercial                22,370           357
   Tower Automotive*                  28,500         1,282
   United Stationers                  27,100         1,675
   Universal                          26,430         1,165
                                                   -------
                                                    22,529
                                                   -------
Total Common Stocks
   (Cost $354,969)                                 448,043
                                                   -------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bill (A)
      5.340%,  06/25/98             $    900      $    889
                                                  --------
Total U.S. Treasury Obligation
   (Cost $889)                                         889
                                                  --------
REPURCHASE AGREEMENT -- 5.5%
   Lehman Brothers
     5.910%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $25,751,000 (collateralized
     by various U.S. Treasury
     Obligations, total par
     value $23,355,000, 6.375%-
     10.750%, 02/15/01-
     11/15/03, total market
     value: $26,391,000)              25,746        25,746
                                                  --------
Total Repurchase Agreement
   (Cost $25,746)                                   25,746
                                                  --------
Total Investments -- 102.6%
   (Cost $381,604)                                 474,678
                                                  --------
Other Assets and Liabilities, Net -- (2.6%)
   Investment Securities Purchased                 (12,807)
   Other Assets and Liabilities, Net                   601
                                                  --------
Total Other Assets and Liabilities, Net            (12,206)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   25,898,256 outstanding shares
   of beneficial interest                          352,365
Undistributed net investment income                    429
Accumulated net realized gain
   on investments                                   16,405
Net unrealized appreciation
   on futures contracts                                199
Net unrealized appreciation on investments          93,074
                                                  --------
Total Net Assets -- 100.0%                        $462,472
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $17.86
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
PLC -- PUBLIC LIMITED COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 88.4%
AEROSPACE & DEFENSE -- 2.5%
   Aeroflex*                         131,600      $  1,744
   Allied Products                    33,000           769
   Coinstar*                          77,000           703
   Deltek Systems*                    13,000           231
   Getty Images Inc*                  83,900         2,108
   Herley Industries*                 42,400           111
   Infinium Software*                 62,200         1,240
   Mac-Gray*                          74,000         1,230
   Monaco Coach*                      40,000         1,570
   N2K*                               64,500         1,927
   Pride International*               55,000         1,313
   Schick Technologies*               21,800           556
   Tredegar Industries                 6,200           449
   United Rentals*                    29,600           770
   Vistana*                           50,300         1,333
                                                  --------
                                                    16,054
                                                  --------
AIR TRANSPORTATION -- 0.8%
   Alaska Airgroup*                   44,300         2,401
   Mesaba Holdings*                   50,500         1,588
   Skywest                            28,600         1,044
                                                  --------
                                                     5,033
                                                  --------
AIRCRAFT -- 0.3%
   BE Aerospace*                      40,000         1,125
   Kaman                              38,000           698
                                                  --------
                                                     1,823
                                                  --------
APPAREL/TEXTILES -- 1.7%
   Ashworth*                          52,400           897
   Culp                               25,050           514
   Interface                          36,300         1,509
   Nautica Enterprises*               54,800         1,685
   Novel Denim Holdings*              42,800         1,172
   Quiksilver*                        37,300         1,333
   St. John Knits                     30,000         1,417
   Tefron*                            57,400         1,399
   Tommy Hilfiger*                    16,600           997
                                                  --------
                                                    10,923
                                                  --------
AUTOMOTIVE -- 0.2%
   Gentex*                            33,000         1,120
   National R.V. Holdings*             9,000           325
                                                  --------
                                                     1,445
                                                  --------
BANKS -- 2.2%
   Affiliated Community Bancorp       40,750         1,599
   Astoria Financial                  20,000         1,236
   Bay View Capital                   35,000         1,216
   Commercial Federal                 30,000         1,091

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Community First Bankshares         18,000      $    918
   Cullen/Frost Bankers               10,000           591
   Downey Financial                   24,750           801
   Hubco                              15,450           592
   Imperial Bancorp*                  42,675         1,376
   North Fork Bancorporation          30,000         1,159
   Peoples Heritage Financial Group   19,000           917
   Silicon Valley Bancshares*         10,000           611
   Trans Financial                    39,100         1,691
   Westamerica Bancorporation         19,500           651
                                                  --------
                                                    14,449
                                                  --------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.6%
   CKS Group*                         42,700           803
   Cox Radio, Cl A*                   21,400         1,038
   Emmis Broadcasting*                18,500           976
   Pegasus Communications*            18,100           416
   Scandanavian Broadcasting*         11,800           389
   TMP Worldwide*                     11,300           360
                                                  --------
                                                     3,982
                                                  --------
BUILDING & CONSTRUCTION -- 0.8%
   Crossman Communities*              25,000           742
   Engle Homes                        40,700           682
   Jacobs Engineering Group*          29,000           939
   Lennar                             27,500           947
   Spiros Development 2*              60,400           966
   US Home*                           13,000           596
                                                  --------
                                                     4,872
                                                  --------
CHEMICALS -- 0.4%
   OM Group                           30,000         1,264
   Scotts*                            13,100           454
   Special Devices*                   33,600           958
                                                  --------
                                                     2,676
                                                  --------
COMMUNICATIONS EQUIPMENT -- 3.2%
   Black Box*                         25,000           922
   Comverse Technology*               31,775         1,553
   Concord Communications*            15,000           392
   Davox*                             63,500         1,976
   Digital Microwave*                193,100         2,848
   Dionex*                             4,000           223
   DM Management*                     75,700         1,599
   Inter-Tel*                         72,500         1,953
   Mercury Interactive*               68,200         2,489
   Nice Systems Ltd*                  18,000           828
   Reltec*                            13,300           471
   Sawtek*                           105,800         2,685
   Tekelec*                           62,200         2,822
                                                  --------
                                                    20,761
                                                  --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 4.9%
   Apex PC Solutions*                 21,400      $    575
   Avid Technology*                   86,200         3,545
   CMG Information Services*          10,100           585
   Coventry*                          86,900         1,396
   Documentum*                        14,700           796
   HMT Technology*                    27,800           360
   HNC Software*                      38,400         1,445
   Hyperion Software*                105,500         4,668
   In Focus Systems*                  74,600           671
   Inspire Insurance Solutions*       30,400         1,011
   Level One Communications*          30,750           723
   Maxwell Technologies*              57,800         1,674
   Memco Software Ltd*                34,900         1,091
   Micros Systems*                    24,300         1,461
   Natural Microsystems*              88,700         3,515
   Network Appliance*                 78,100         2,773
   Pinnacle Systems*                  19,500           739
   Sequent Computer Systems*          40,000           730
   Splash Technologies Holdings*      10,000           167
   Sportsline USA*                    27,500           890
   Telxon                             66,700         1,768
   Trident Microsystems*             100,100           744
                                                  --------
                                                    31,327
                                                  --------
CONCRETE & MINERAL PRODUCTS -- 0.2%
   Ferro                              35,250         1,035
                                                  --------
CONSUMER PRODUCTS -- 0.4%
   Stride Rite                        85,000         1,153
   Wolverine World Wide               39,500         1,116
                                                  --------
                                                     2,269
                                                  --------
DRUGS -- 3.4%
   Alkermes*                          44,200         1,099
   Alpharma, Cl A                     60,500         1,312
   Anesta*                            43,100           803
   ChiRex*                            45,600           864
   Cytyc*                             37,300           932
   Fuisz Technologies*                55,450           690
   Guilford Pharmaceuticals*          91,600         2,015
   IDEC Pharmaceuticals*              17,100           757
   Inhale Therapeutic Systems*        13,000           353
   Jones Medical Industries           42,300         1,531
   Medicis Pharmaceutical, Cl A*      43,800         1,911
   NBTY*                              17,000         1,033
   Ocular Sciences*                   49,600         1,581
   Parexel International*             83,800         2,619
   Pathogenesis*                      47,100         1,578
   Pharmacyclics*                     21,100           615
   Sangstat Medical*                  20,500           653
   Shire Pharmaceuticals Group, PLC*  46,800         1,003
   Twinlab*                           15,600           632
   Usana*                              3,500            98
                                                  --------
                                                    22,079
                                                  --------
ELECTRICAL SERVICES -- 0.0%
   Gemstar International*              3,900           117
                                                  --------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL TECHNOLOGY -- 0.4%
   C&D Technologies                   34,600      $  1,801
   Smart Modular*                     20,700           472
                                                  --------
                                                     2,273
                                                  --------
ENTERTAINMENT -- 0.5%
   Cinar Films, Cl B*                  8,900           379
   Family Golf Centers*               60,300         2,442
   Royal Olympic Cruise Lines*        14,200           238
                                                  --------
                                                     3,059
                                                  --------
ENVIRONMENTAL SERVICES -- 0.9%
   American Disposal Services*        34,500         1,302
   Culligan Water Technologies*       24,300         1,447
   Eastern Environmental Services*    55,100         1,398
   Newpark Resources*                 86,300         1,575
                                                  --------
                                                     5,722
                                                  --------
FINANCIAL SERVICES -- 2.7%
   Americredit*                       72,300         1,988
   Bedford Property Investors         58,000         1,120
   Century Business Services*         20,500           363
   Financial Federal                  52,000         1,326
   First Alliance*                    10,000           157
   Franchise Mortgage Acceptance*     64,600         1,623
   Healthcare Financial Partners*     13,900           659
   IMC Mortgage*                     117,900         1,577
   Imperial Credit Industries*        81,300         1,926
   Liberty Property Trust             66,300         1,981
   Metris*                            20,000           870
   NS Group*                          22,800           333
   Sirrom Capital                     51,600         1,551
   T&W Financial*                     63,500         1,826
   Waddell & Reed Financial, Cl A*    13,600           354
                                                  --------
                                                    17,654
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 0.6%
   Michael Foods                      75,700         2,025
   Suiza Foods*                       29,750         1,830
                                                  --------
                                                     3,855
                                                  --------
GAS/NATURAL GAS -- 0.3%
   Unit*                             198,500         1,613
                                                  --------
HOTELS & LODGING -- 1.3%
   CapStar Hotel*                     15,200           527
   Four Seasons Hotel*                41,900         1,430
   Pegasus Systems*                   85,200         2,194
   Prime Hospitality*                 51,000           994
   Promus Hotel*                      11,600           554
   Signature Resorts*                 68,500         1,353
   Silverleaf Resorts*                72,300         1,740
                                                  --------
                                                     8,792
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES -- 1.3%
   Bush Industries                    31,600      $    897
   Ethan Allen Interiors             100,200         5,987
   Furniture Brands International*    47,000         1,513
                                                  --------
                                                     8,397
                                                  --------
HOUSEHOLD PRODUCTS -- 0.5%
   Advanced Lighting Technologies*    71,300         1,845
   Windmere                           60,800         1,581
                                                  --------
                                                     3,426
                                                  --------
INSURANCE -- 1.4%
   Arm Financial Group*               37,400           867
   E.W. Blanch Holdings               50,000         1,919
   Fidelity National Financial        48,900         1,797
   Healthplan Services*               48,600         1,279
   Horace Mann Educators              22,000           773
   Total Renal Care Holdings*         46,725         1,557
   Vesta Insurance Group              21,000         1,126
                                                  --------
                                                     9,318
                                                  --------
LEASING & RENTING -- 0.2%
   Rental Service*                    50,300         1,169
                                                  --------
LEISURE PRODUCTS -- 0.3%
   Fossil*                            15,300           495
   Metromedia International Group*    29,300           445
   Standard Motor Products            25,600           491
   Travel Services*                   20,000           665
                                                  --------
                                                     2,096
                                                  --------
LUMBER & WOOD PRODUCTS -- 0.4%
   Modtech*                           82,450         1,695
   T J International                  33,900         1,085
                                                  --------
                                                     2,780
                                                  --------
MACHINERY -- 3.2%
   Applied Science & Technology*     109,900         1,731
   Aptar Group                        22,000         1,321
   Asyst Technologies*                98,000         2,278
   Camco International                 8,000           484
   Donaldson                          14,000           360
   Eagle Hardware & Garden*           26,200           462
   Gardner Denver Machinery*          35,700         1,058
   Idex                               15,000           546
   Kuhlman                            73,900         3,598
   Lindsay Manufacturing*             13,750           626
   Micrel*                            40,000         1,517
   Photronics Labs*                   43,000         1,204
   Robbins & Myers                    30,000         1,144
   Terex*                             22,700           614
   UNR Industries                     51,600         1,542
   Varco International*               60,000         1,545
   Zebra Technologies, Cl A*          19,200           739
                                                  --------
                                                    20,769
                                                  --------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MANUFACTURING -- 0.1%
   Halter Marine Group*               48,750      $    774
                                                  --------
MARINE TRANSPORTATION -- 0.1%
   Hvide Marine*                      30,000           529
                                                  --------
MEASURING DEVICES -- 1.1%
   Advanced Energy Industries*        43,400           632
   Benchmarq Microelectronics*         6,000           103
   Chart Industries                   56,600         1,684
   Cohu                               22,000           836
   Cyberonics*                        30,300           966
   Cyberoptics*                       42,600         1,150
   Esterline Technologies*            34,800         1,468
                                                  --------
                                                     6,839
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 5.8%
   1-800 Contacts*                    29,100           578
   Adac Laboratories                  69,800         1,614
   Algos Pharmaceuticals*             68,000         2,057
   Assisted Living Concepts*          52,900         1,144
   Digene*                            46,300           411
   ESC Medical Systems*               22,400           787
   First Consulting Group*            17,600           363
   Healthworld*                       77,800         1,478
   Horizon Health*                    41,700         1,016
   Impath*                            27,100         1,037
   Interim Services*                  41,800         1,411
   Invacare                           10,000           260
   Medquist*                          16,500           607
   Mentor                             37,500         1,036
   Minimed*                           24,000         1,062
   Molecular Devices*                 22,500           433
   NCS Healthcare, Cl A*              54,100         1,812
   National Surgery Centers*          39,000           997
   Orthodontic Centers of America*   125,700         2,726
   Pediatrix Medical Group*           51,000         2,371
   PHP Healthcare*                    46,400           766
   Prime Medical Services*            45,000           529
   Res-Care*                          62,900         2,343
   Respironics*                       37,600         1,088
   Sabratek*                          16,300           570
   Safeskin*                          78,400         5,792
   Sofamor/Danek Group*               19,000         1,620
   Techne*                            18,000           349
   Urologix*                          40,300           374
   Wesley Jessen*                     29,900           983
                                                  --------
                                                    37,614
                                                  --------
MISCELLANEOUS BUSINESS SERVICES-- 13.9%
   Abacus Direct*                     63,600         3,323
   Acxiom*                            33,000           846
   Arbor Software*                    65,700         3,030
   Aspen Technology*                  81,700         3,370

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Axent Technologies*                20,500        $  625
   Borland International*            138,100         1,239
   Broadvision*                       15,000           268
   Career Education*                  81,200         1,786
   Credit Management Solutions*       44,600           379
   CSG Systems International*          9,500           430
   Doubleclick*                       15,000           527
   Engineering Animation*             21,500           892
   Envoy*                             92,700         3,986
   Excite*                             7,300           372
   FileNet*                           10,000           489
   Genesys Telecom Labs*              23,200           882
   Harbinger*                         16,200           612
   Hooper Holmes                      27,500           588
   I2 Technologies*                    7,700           505
   Icon CMT*                          63,300           981
   Industri-Matematik International*  23,600           740
   Information Advantage*            158,900         1,231
   Insight Enterprises*               64,950         2,639
   Intevac*                           76,300           587
   J.D. Edwards*                      17,600           575
   JDA Software Group*                84,300         4,478
   Labor Ready*                       86,700         2,791
   Lason*                             21,400           808
   Legato Systems*                    18,500         1,098
   Macromedia*                        10,000           149
   Manugistics*                       63,900         3,582
   Metzler Group*                     51,400         2,557
   Micromuse*                         49,400         1,204
   National Instruments*              25,000           853
   NCO Group*                         35,700           892
   Network Solutions*                  3,300           123
   Networks Associates*               22,175         1,469
   Novacare Employee Services*        48,000           339
   Peerless Systems*                 100,200         1,804
   Pegasystems*                       25,000           456
   Pervasive Software*                53,300           773
   PRI Automation*                    35,000           917
   Quickresponse Services*            36,800         1,969
   Radiant Systems*                   15,000           371
   Real Network*                      20,200           586
   Remedy*                            21,300           418
   Renaissance Worldwide*             74,500         2,044
   Ritchie Bros. Auctioneers*         34,600           833
   Saville Systems Ireland*           11,800           605
   Security Dynamics Technology*      19,200           790
   Siebel Systems*                    25,200           724
   Software AG Systems*              155,000         4,107
   Staff Leasing*                     58,000         1,609
   Staffmark*                         41,700         1,710
   Superior Services*                 20,500           639
   Systems & Computers Technology*    45,700         1,885
   Technology Solutions*              64,000         1,696

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Transaction Systems Architects*    30,400      $  1,182
   Transition Systems*                50,000         1,019
   TSI International Software Ltd*    34,900           615
   Vantive*                           30,500         1,115
   Verisign*                          11,300           497
   Veritas Software*                  48,850         2,888
   Visio*                             83,500         3,590
   Wackenhut Corrections*             86,900         2,178
   Wind River Systems*                30,000         1,192
                                                  --------
                                                    89,457
                                                  --------
MISCELLANEOUS CONSUMER SERVICES-- 1.7%
   Carriage Services*                 60,000         1,440
   G&K Services                       28,200         1,237
   Lamalie Associates*                56,600         1,259
   Metamor Worldwide*                 15,100           567
   Robert Half International*         10,500           504
   Romac International*               26,400           726
   Sos Staffing Services*             81,500         2,160
   Steiner Leisure Ltd*               41,000         2,083
   Unifirst                           26,000           728
                                                  --------
                                                    10,704
                                                  --------
MISCELLANEOUS MANUFACTURING -- 1.0%
   AFC Cable Systems*                 17,500           680
   Cable Design Technologies*         52,250         1,574
   Coastcast*                         46,000           960
   Hexcel*                            35,000           962
   Media Arts Group*                  53,300         1,053
   RMI Titanium*                      26,600           575
   Varlen                             21,350           822
                                                  --------
                                                     6,626
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 3.4%
   Basin Exploration*                  5,000           103
   Cabot Oil & Gas, Cl A              24,000           543
   Cliffs Drilling*                   41,200         1,702
   Cross Timbers Oil                  62,775         1,263
   Eagle Geophysical*                 37,700           608
   Edge Petroleum*                    46,800           597
   EVI*                                9,400           435
   Forcenergy Gas*                    13,900           368
   Grey Wolf*                         80,900           364
   HS Resources*                      64,400         1,006
   IRI International*                 47,900           587
   Key Energy Group*                  72,500         1,183
   Marine Drilling*                  196,000         4,238
   National Energy Group
     International*                  245,200           690
   Patterson Energy*                  42,000           483
   Petroglyph Energy*                 28,400           241
   Pool Energy Services*              78,500         1,835

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)

SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Seacor Holdings*                   18,500      $  1,076
   Seitel*                            73,400         1,110
   Veritas DGC*                       62,200         3,145
                                                  --------
                                                    21,577
                                                  --------
PRINTING & PUBLISHING -- 0.9%
   Applied Graphics Technologies*     24,500         1,179
   Lone Star Industries               25,400         1,764
   Medusa                             16,000           548
   Southdown                          37,500         2,613
                                                  --------
                                                     6,104
                                                  --------
PROFESSIONAL SERVICES -- 3.3%
   American Oncology Resources*      160,100         2,442
   Balanced Care Group*              149,200         1,473
   Caribiner International*           18,700           720
   CDI*                               20,000           861
   Childrens Comprehensive*           51,800           984
   Consolidated Graphics*             10,000           579
   Devry*                             35,000         1,197
   Ecsoft Group PLC*                  20,700           517
   Educational Management*            71,200         2,421
   Equity International*             105,100         2,516
   International Network Services*    51,900         1,518
   Nichols Research*                  20,000           560
   Pre Paid Legal*                    22,400           795
   Preview Travel*                    27,400           890
   Strayer Education                  20,000           665
   Sylvan Learning Systems*           27,000         1,272
   Tetra Tech*                        45,000         1,091
   White Cap Industries*              25,900           596
                                                  --------
                                                    21,097
                                                  --------
RAILROADS -- 0.1%
   Rural/Metro*                       12,500           411
                                                  --------
REAL ESTATE -- 0.7%
   CB Commercial Real Estate*         30,500         1,220
   Golf Trust of America              80,400         2,523
   Intrawest                          40,900           867
                                                  --------
                                                     4,610
                                                  --------
REPAIR SERVICES -- 0.7%
   Central Parking                    12,200           583
   Personnel Group of America*        36,000           819
   Rollins Truck Leasing              72,000           994
   World Access*                      58,000         1,885
                                                  --------
                                                     4,281
                                                  --------
RETAIL -- 7.6%
   Ames Department Stores*           138,900         2,934
   Authentic Fitness                  52,900         1,051
   Bombay*                           158,100           790
   Brylane*                           13,100           734
   Buckle*                            38,600         1,935

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   CDW Computer Centers*               4,400        $  263
   Children's Place Retail Stores*    45,700           411
   CKE Restaurants                    89,430         3,287
   Compucom Systems*                 106,700           880
   Cost Plus*                         15,900           505
   Dollar Tree Stores*                18,525           984
   Dominick's Supermarkets*           17,000           774
   Dress Barn*                        70,900         2,038
   Foodmaker*                         44,600           864
   Gadzooks*                          68,100         1,524
   Genesco*                           60,500         1,097
   Goodys Family Clothing*            51,600         2,283
   Hot Topic*                         53,300         1,492
   Information Management
     Associates*                      42,900           574
   Kenneth Cole Productions*          39,200           789
   Landry's Seafood Restaurants*      40,000         1,230
   Men's Wearhouse*                   16,700           618
   Michaels Stores*                   59,400         2,220
   Pacific Sunwear of California*     94,500         3,922
   Papa John's International*         37,100         1,424
   Pier 1 Imports                     25,500           692
   Piercing Pagoda*                   31,200           975
   Proffitts*                         16,400           595
   Rexall Sundown*                    69,500         2,367
   Ross Stores                        73,400         3,239
   Showbiz Pizza Time*                70,200         2,339
   Sonic*                             57,800         1,936
   Williams Sonoma*                   13,600           787
   Zale*                              43,000         1,242
                                                  --------
                                                    48,795
                                                  --------
RUBBER & PLASTIC -- 1.9%
   Aetrium*                           21,200           307
   Carlisle                           23,700         1,164
   Computer Products*                 30,000           699
   Etec Systems*                      39,400         2,325
   Hadco*                             20,000           793
   MRV Communications*                22,700           531
   Remec*                             62,850         1,803
   Sanmina*                           50,900         3,560
   Vitesse Semiconductor*             21,900         1,033
                                                  --------
                                                    12,215
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.0%
   Aavid Thermal Technologies*        27,200           840
   Applied Micro Circuits             94,700         2,131
   DSP Group*                         58,300         1,115
   Herley Industries*                 77,700         1,083
   Hutchinson Technology*             27,000           716
   Integrated Device Technology*      25,200           354
   MMC Networks*                      14,300           295
   PMC-Sierra*                        58,600         2,227
   Qlogic*                            39,600         1,406
   RF Micro Devices*                  57,300           838

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Semtech*                           53,400      $  1,362
   Visual Networks*                   20,500           533
                                                  --------
                                                    12,900
                                                  --------
SPECIALTY CONSTRUCTION -- 0.2%
   Insituform Technologies*           38,100           426
   Oakwood Homes                      25,000           916
                                                  --------
                                                     1,342
                                                  --------
STEEL & STEEL WORKS -- 0.1%
   Precision Castparts                10,000           592
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 2.2%
   Advanced Communications
     Group*                           18,000           287
   Boston Communications
     Group*                          105,000         1,011
   Brightpoint*                       63,600         1,093
   Concentric Network*                39,900           778
   Exodus Communications*             59,500         1,666
   Forsoft Ltd*                       62,100         1,195
   Geotel Communications              15,000           414
   LCC International*                 62,800         1,248
   Metromedia Fiber Network*          32,600         1,096
   Nextlink Communications*           32,500         1,044
   P-Com*                              4,800            96
   Pacific Gateway Exchange*           7,500           429
   Pairgain Technologies*             26,300           631
   Primus Telecommunications
     Group*                           20,100           583
   Smartalk Teleservices*             23,100           738
   Telegroup*                         27,200           551
   United Video Satellite Group,
     Cl A*                            37,600         1,598
                                                  --------
                                                    14,458
                                                  --------
TESTING LABORATORIES -- 0.8%
   Aurora Biosciences*                49,000           564
   Celgene*                           68,400           744
   Curative Technologies*             28,800           959
   International Telecommunications
     Data Systems*                    74,400         1,944
   Neurex*                            26,200           626
                                                  --------
                                                     4,837
                                                  --------
TRUCKING -- 1.6%
   Air Express International          12,000           319
   Arkansas Best*                     86,500           946
   Budget Group, Cl A*                40,100         1,504
   Expeditors International
     of Washington                    58,800         2,521
   Gilead Sciences*                   15,600           562
   Heartland Express*                 12,000           333
   JB Hunt Transport Services         25,000           711
   Roadway Express                    30,000           737

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Swift Transportation*              34,500      $    828
   US Freightways                     39,000         1,404
   Werner Enterprises                 22,000           561
                                                  --------
                                                    10,426
                                                  --------
WHOLESALE -- 3.6%
   AAR                                52,500         1,431
   Adflex Solutions*                  32,100           550
   Amerisource Health*                18,000         1,082
   Central Garden and Pet*            61,200         2,391
   Daisytek International*            63,800         1,555
   Egghead*                           35,500           985
   Ha Lo Industries*                  38,800         1,356
   Integrated Circuit Systems*        63,100         1,321
   Iron Mountain*                     25,000           938
   North Face*                        72,100         1,748
   Patterson Dental*                  41,250         1,279
   Performance Food Group*            37,000           763
   Richfood Holdings                  35,000         1,120
   SCP Pool*                          49,800         1,121
   SED International Holdings*        50,900           579
   Serologicals*                      42,150         1,191
   Tower Automotive*                  29,000         1,305
   U.S. Foodservice*                  34,000         1,252
   United Stationers                  12,800           791
   U.S. Office Products*              38,250           727
                                                  --------
                                                    23,485
                                                  --------
Total Common Stocks
   (Cost $436,667)                                 569,441
                                                  --------
U.S. TREASURY OBLIGATION -- 0.4%
   U.S. Treasury Bill (A)
      5.340%,  06/25/98              $ 2,540         2,510
                                                  --------
Total U.S. Treasury Obligation
   (Cost $2,510)                                     2,510
                                                  --------
REPURCHASE AGREEMENT -- 12.6%
   J.P. Morgan
     6.050%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $81,098,000 (collateralized
     by various U.S. Treasury
     obligations, par value
     $139,005,000, 0.000%-6.125%,
     01/31/99-10/15/17, and
     FNMA obligations, par value
     $21,362,000, 0.000%, 04/20/98,
     total market value:
     $82,709,000)                     81,086        81,086
                                                  --------
Total Repurchase Agreement
   (Cost $81,086)                                   81,086
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


SMALL CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 101.4%
   (Cost $520,263)                                $653,037
                                                  --------
Other Assets and Liabilities, Net -- (1.4%)
   Cash                                              7,467
   Investment Securities Sold                       14,454
   Investment Securities Purchased                 (31,215)
   Other Assets and Liabilities, Net                    36
                                                  --------
Total Other Assets and Liabilities, Net             (9,258)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   34,554,266 outstanding shares
   of beneficial interest                          488,651
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on
   132,624 outstanding shares
   of beneficial interest                            2,242
Accumulated net investment loss                     (1,427)
Accumulated net realized gain
   on investments                                   19,705
Net unrealized appreciation
   on futures contracts                              1,834
Net unrealized appreciation on investments         132,774
                                                  --------
Total Net Assets -- 100.0%                        $643,779
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $18.56
                                                  ========
Net Asset Value and Redemption Price
   Per Share -- Class D                             $18.19
                                                  ========
Maximum Offering Price Per Share --
   Class D ($18.19 [DIVIDE] 95%)                    $19.15
                                                  ========

* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LTD -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

MID-CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 93.9%
AEROSPACE & DEFENSE -- 1.5%
   Litton Industries*                  5,700       $   329
   SCI Systems*                       10,000           356
                                                   -------
                                                       685
                                                   -------
AGRICULTURE -- 0.5%
   Dole Food                           4,400           213
                                                   -------
AIR TRANSPORTATION -- 0.6%
   Continental Airlines, Cl B*         4,400           259
                                                   -------
AUTOMOTIVE -- 0.8%
   Dial                                4,500           108
   Paccar                              4,300           256
                                                   -------
                                                       364
                                                   -------
BANKS -- 8.0%
   Bankers Trust New York              4,100           493
   Charter One Financial              11,100           743
   Comerica                            6,000           635
   First Empire State                    200           100
   Golden West Financial               5,700           546
   Republic New York                   5,900           787
   SouthTrust                          6,750           283
                                                   -------
                                                     3,587
                                                   -------
CHEMICALS -- 3.4%
   Ethyl                              17,100           137
   FMC*                                8,600           675
   IMC Fertilizer Group                3,100           118
   Olin                                3,400           160
   Terra Industries                   10,000           109
   Union Carbide                       6,600           331
                                                   -------
                                                     1,530
                                                   -------
COMMUNICATIONS EQUIPMENT -- 1.2%
   Andrew*                             7,500           149
   General Instrument*                19,000           398
                                                   -------
                                                       547
                                                   -------
COMPUTERS & SERVICES -- 3.9%
   Cirrus Logic*                       8,900           402
   Quantum*                           11,200           239
   Storage Technology*                 4,800           365
   Unisys*                            40,100           762
                                                   -------
                                                     1,768
                                                   -------
CONTAINERS & PACKAGING -- 1.6%
   Owens-Illinois*                    17,000           735
                                                   -------
DRUGS -- 1.7%
   Medpartners*                       39,700           407
   Mylan Laboratories                 11,300           260
   Watson Pharmaceuticals*             2,400            86
                                                   -------
                                                       753
                                                   -------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ELECTRICAL SERVICES -- 6.7%
   DTE Energy                         14,300       $   562
   Entergy                             7,100           211
   FirstEnergy*                       21,500           662
   General Public Utilities           17,000           752
   Long Island Lighting               12,100           381
   New York State Electric & Gas      10,700           427
                                                   -------
                                                     2,995
                                                   -------
ENERGY & POWER -- 1.1%
   Calenergy*                         17,800           503
                                                   -------
ENTERTAINMENT -- 0.6%
   King World Productions*             8,600           252
                                                   -------
FINANCIAL SERVICES -- 3.5%
   Bear Stearns                       15,800           812
   SLM Holding                        17,700           772
                                                   -------
                                                     1,584
                                                   -------
FOOD, BEVERAGE & TOBACCO -- 2.9%
   Chiquita Brands International      26,800           367
   Dean Foods                          3,300           166
   IBP                                 3,800            85
   Lancaster Colony                   15,900           675
                                                   -------
                                                     1,293
                                                   -------
GAS/NATURAL GAS -- 1.4%
   Columbia Gas System                 7,800           606
                                                   -------
INSURANCE -- 9.2%
   Ambac                              14,600           853
   Conseco                             6,300           357
   Equitable                          10,100           570
   MBIA                                1,900           147
   Old Republic International         16,700           740
   Torchmark                           9,100           417
   Transatlantic Holdings              2,900           219
   Wellpoint Health Networks*         12,300           830
                                                   -------
                                                     4,133
                                                   -------
LEISURE PRODUCTS -- 0.7%
   Callaway Golf                      11,300           328
                                                   -------
MACHINERY -- 5.5%
   Aerquip-Vickers                    11,200           647
   Brunswick                           2,800            98
   Case Equipment                     10,000           681
   Cummins Engine                      7,700           424
   Harnischfeger Industries            3,900           133
   Ingersoll Rand                      6,150           295
   Parker-Hannifin                     3,300           169
                                                   -------
                                                     2,447
                                                   -------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MEASURING DEVICES -- 0.6%
   Tektronix                           6,300       $   281
                                                   -------
MEDICAL PRODUCTS & SERVICES -- 0.6%
   Healthsouth*                        6,200           174
   Vencor*                             3,700           111
                                                   -------
                                                       285
                                                   -------
MISCELLANEOUS BUSINESS SERVICES -- 4.3%
   GTech*                             21,600           840
   Olsten                             22,900           364
   Reynolds & Reynolds, Cl A          32,500           711
                                                   -------
                                                     1,915
                                                   -------
MISCELLANEOUS MANUFACTURING -- 0.8%
   International Game Technology      13,800           345
                                                   -------
PAPER & PAPER PRODUCTS -- 2.6%
   Consolidated Papers                 6,000           384
   Fort James                         17,100           783
                                                   -------
                                                     1,167
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 4.5%
   Ensco International                20,600           572
   Rowan*                             10,600           307
   Tidewater                           6,100           267
   Union Pacific Resources            23,700           566
   Union Texas Petroleum               7,100           157
   Vastar Resources                    3,400           148
                                                   -------
                                                     2,017
                                                   -------
PETROLEUM REFINING -- 4.0%
   Lyondell Petrochemical             21,200           722
   Sun                                 5,900           241
   USX-Marathon Group                  5,800           218
   Valero Energy                      17,800           594
                                                   -------
                                                     1,775
                                                   -------
PRINTING & PUBLISHING -- 0.8%
   American Greetings, Cl A            5,500           253
   Lafarge                             2,300            88
                                                   -------
                                                       341
                                                   -------
REPAIR SERVICES -- 1.3%
   Ryder System                       15,300           581
                                                   -------
RETAIL -- 6.9%
   Dayton-Hudson                       9,000           792
   F.W. Woolworth*                    18,200           455
   Federated Department Stores*        2,700           140
   Lone Star Steakhouse & Saloon*     10,400           236
   Neiman-Marcus Group                 3,400           140
   Outback Steakhouse*                 3,400           133
   Ross Stores                        15,800           697
   TJX                                10,800           489
                                                   -------
                                                     3,082
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)

MID-CAP PORTFOLIO
--------------------------------------------------------------------------------
                                   SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.6%
   Atmel*                             16,800       $   253
                                                   -------
STEEL & STEEL WORKS -- 2.3%
   Engelhard                          36,800           699
   Precision Castparts                 6,000           355
                                                   -------
                                                     1,054
                                                   -------
TELEPHONES & TELECOMMUNICATION -- 1.3%
   Century Telephone Enterprises       9,500           581
                                                   -------
TRUCKING -- 0.8%
   Pittston Services                   9,700           370
                                                   -------
WHOLESALE -- 7.7%
   Arrow Electronics*                 23,300           631
   Bergen Brunswig, Cl A              16,800           716
   First Brands                       23,100           576
   Richfood Holdings                  23,600           755
   Supervalue                          3,200           149
   Universal                          14,600           643
                                                   -------
                                                     3,470
                                                   -------
Total Common Stocks
   (Cost $32,810)                                   42,099
                                                   -------
REPURCHASE AGREEMENT -- 5.7%
   J.P. Morgan
     6.050%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $3,029,000 (collateralized
     by FNMA obligation, total par
     value $3,203,000, 7.000%,
     11/01/25, total market
     value: $2,645,000)              $ 2,593         2,593
                                                   -------
Total Repurchase Agreement
   (Cost $2,593)                                     2,593
                                                   -------
Total Investments -- 99.6%
   (Cost $35,403)                                   44,692
                                                   -------
Other Assets and Liabilities, Net -- 0.4%              164
                                                   -------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   2,417,830 outstanding shares
   of beneficial interest                           33,090
Undistributed net investment income                     48
Accumulated net realized gain
   on investments                                    2,429

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
Net unrealized appreciation
   on investments                                  $ 9,289
                                                   -------
Total Net Assets-- 100.0%                          $44,856
                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share-- Class A             $18.55
                                                   =======
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


CAPITAL APPRECIATION PORTFOLIO

COMMON STOCKS -- 81.9%
AIR TRANSPORTATION -- 2.0%
   AMR*                                3,700       $   530
   Continental Airlines, Cl B*        10,400           612
   Delta Air Lines                    16,900         1,998
                                                   -------
                                                     3,140
                                                   -------
AIRCRAFT -- 3.7%
   Allied Signal                      48,100         2,020
   Boeing                             13,000           678
   United Technologies                32,600         3,009
                                                   -------
                                                     5,707
                                                   -------
AUTOMOTIVE -- 0.2%
   Chrysler                            8,700           362
                                                   -------
BANKS -- 5.8%
   BankAmerica                         7,300           603
   Chase Manhattan                    18,200         2,455
   Crestar Financial                   4,400           260
   Deposit Guaranty                    2,800           159
   First Commerce                     13,900         1,192
   First Commercial                   13,500           944
   Fleet Financial Group               9,677           823
   Mellon Bank                        19,900         1,264
   PNC Bank                            9,300           557
   Summit Bancorp                     14,300           716
                                                   -------
                                                     8,973
                                                   -------
BEAUTY PRODUCTS -- 1.6%
   Avon Products                      20,500         1,599
   Colgate Palmolive                   9,700           840
                                                   -------
                                                     2,439
                                                   -------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.4%
   Omnicom Group                      12,600       $   593
                                                   -------
CHEMICALS -- 2.4%
   Air Products & Chemicals           10,700           887
   Avery Dennison                      8,500           454
   Betz Laboratories                   7,300           412
   Morton International               17,500           574
   Praxair                            25,600         1,317
                                                   -------
                                                     3,644
                                                   -------
COMMUNICATIONS EQUIPMENT -- 0.2%
   Northern Telecom Ltd                5,100           330
                                                   -------
COMPUTERS & SERVICES -- 4.3%
   Ceridian*                          29,600         1,597
   Cisco Systems*                     32,250         2,205
   EMC*                               14,800           560
   IBM                                21,400         2,223
                                                   -------
                                                     6,585
                                                   -------
DRUGS -- 5.7%
   Abbott Laboratories                12,900           972
   American Home Products             25,600         2,442
   Bristol-Myers Squibb               27,500         2,869
   Eli Lilly                          12,600           751
   Merck                               7,900         1,014
   Warner Lambert                      4,000           681
                                                   -------
                                                     8,729
                                                   -------
ENVIRONMENTAL SERVICES -- 1.9%
   Allied Waste Industries*           12,000           300
   Culligan Water Technologies*       11,600           691
   USA Waste Services*                43,099         1,921
                                                   -------
                                                     2,912
                                                   -------
FINANCIAL SERVICES -- 3.5%
   Associates First Capital            7,800           616
   Federal Home Loan Mortgage
     Corporation                      64,000         3,036
   Household International             5,800           799
   Starwood Lodging Trust             11,074           592
   Textron                             4,500           346
                                                   -------
                                                     5,389
                                                   -------
FOOD, BEVERAGE & TOBACCO -- 5.1%
   Bestfoods                           3,900           456
   Campbell Soup                      31,000         1,759
   Conagra                            32,700         1,050
   Interstate Bakeries                33,400         1,079
   Kellogg                            14,700           634
   Ralston-Ralston Purina Group       13,700         1,452
   Sara Lee                           13,900           857
   Vlasic Foods International*         3,100            79
   William Wrigley, Jr.                7,100           580
                                                   -------
                                                     7,946
                                                   -------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.7%
   Clorox                              8,700       $   745
   General Electric                   57,700         4,973
                                                   -------
                                                     5,718
                                                   -------
INSURANCE -- 2.3%
   American International Group       11,800         1,486
   General Re                          2,300           507
   Torchmark                           7,500           344
   Travelers                          20,146         1,209
                                                   -------
                                                     3,546
                                                   -------
LEISURE PRODUCTS -- 0.7%
   Mattel                             28,750         1,139
                                                   -------
MACHINERY -- 2.6%
   Dover                              13,100           498
   Emerson Electric                   17,500         1,141
   Tyco International Ltd             42,744         2,335
                                                   -------
                                                     3,974
                                                   -------
MARINE TRANSPORTATION -- 1.3%
   Carnival, Cl A                     29,200         2,037
                                                   -------
MEASURING DEVICES -- 1.5%
   Honeywell                          27,000         2,233
                                                   -------
MEDICAL PRODUCTS & SERVICES -- 1.5%
   Baxter International                8,000           441
   Healthsouth Rehabilitation*        50,101         1,406
   Phycor*                             4,400            99
   Tenet Healthcare*                  11,200           407
                                                   -------
                                                     2,353
                                                   -------
MISCELLANEOUS BUSINESS SERVICES -- 3.3%
   Cendant*                           42,403         1,680
   Ecolab                             18,000           522
   Microsoft*                         29,200         2,613
   Networks Associates*                5,100           338
                                                   -------
                                                     5,153
                                                   -------
MISCELLANEOUS CONSUMER SERVICES -- 0.4%
   Manpower                           16,000           646
                                                   -------
MISCELLANEOUS MANUFACTURING -- 0.1%
   U.S. Filter*                        2,800            98
                                                   -------
OFFICE FURNITURE & FIXTURES -- 0.8%
   Lear*                              21,000         1,184
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 0.5%
   Schlumberger                        6,000           454
   Weatherford Enterra*                6,600           280
                                                   -------
                                                       734
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


CAPITAL APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PETROLEUM REFINING -- 1.5%
   British Petroleum, PLC, ADR        14,951       $ 1,287
   Texaco                             13,600           819
   Unocal                              5,100           197
                                                   -------
                                                     2,303
                                                   -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 1.3%
   Eastman Kodak                       4,400           285
   Xerox                              16,100         1,714
                                                   -------
                                                     1,999
                                                   -------
PRINTING & PUBLISHING -- 1.3%
   McGraw-Hill                        18,900         1,438
   New York Times, Cl A                8,300           581
                                                   -------
                                                     2,019
                                                   -------
PROFESSIONAL SERVICES -- 1.0%
   Halliburton                        31,100         1,561
                                                   -------
RAILROADS -- 1.3%
   Burlington Northern Santa Fe       18,600         1,934
                                                   -------
RETAIL -- 10.3%
   Consolidated Stores*               27,600         1,185
   Costco*                            30,900         1,649
   CVS                                32,900         2,484
   Federated Department Stores*       23,400         1,212
   Home Depot                          5,500           371
   Lowe's                             13,000           912
   Office Depot*                      39,300         1,223
   Rite Aid                           39,600         1,356
   Sherwin Williams                   25,600           909
   Staples*                           23,650           548
   Tandy                              35,000         1,645
   The Limited                        39,900         1,145
   Walgreen                           38,000         1,337
                                                   -------
                                                    15,976
                                                   -------
RUBBER & PLASTIC -- 0.3%
   EVI*                               11,500           533
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.9%
   Intel                              17,400         1,358
                                                   -------
SPECIALTY CONSTRUCTION -- 1.3%
   Masco                              32,800         1,952
                                                   -------
TELEPHONES & TELECOMMUNICATION -- 2.2%
   L.M. Ericsson Telephone, ADR       17,300           823
   MCI Communications                 42,400         2,099
   WorldCom*                          12,800           551
                                                   -------
                                                     3,473
                                                   -------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
WHOLESALE -- 5.0%
   Gillette                            4,000       $   475
   Philip Morris                      56,200         2,343
   Safeway*                           54,800         2,024
   U.S. Foodservice*                  21,795           802
   Unilever NV, ADR                   16,450         1,129
   W.W. Grainger                      10,000         1,028
                                                   -------
                                                     7,801
                                                   -------
Total Common Stocks
   (Cost $91,582)                                  126,473
                                                   -------
PREFERRED STOCK -- 0.3%
MISCELLANEOUS BUSINESS SERVICES -- 0.3%
   Cendant*                           10,000           521
                                                   -------
Total Preferred Stock
   (Cost $500)                                         521
                                                   -------
CONVERTIBLE BONDS -- 4.3%
   Macerich, Convertible
     to 32.1285 shares (A)
      7.250%,  12/15/02            $   2,000         2,050
   Mark IV Industries, Convertible
     to 30.4762 shares
      4.750%,  11/01/04                3,000         2,850
   Office Depot, Convertible
     to 19.5090 shares
      Zero coupon,  12/11/07             700           635
   USA Waste Services, Convertible
     to 35.3243 shares
      5.000%,  03/01/06                  700         1,137
                                                   -------
Total Convertible Bonds
   (Cost $6,267)                                     6,672
                                                   -------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (B)
      5.340%,  06/25/98                  400           395
                                                   -------
Total U.S. Treasury Obligation
   (Cost $395)                                         395
                                                   -------
REPURCHASE AGREEMENT -- 13.9%
   Lehman Brothers
     6.050%, dated 03/31/98,
     matures 04/01/98,
     repurchase price
     $21,499,000 (collateralized
     by GNMA obligation, par
     value $27,854,000, 9.000%,
     06/15/27, total market value:
     $21,924,000)                     21,495        21,495
                                                   -------
Total Repurchase Agreement
   (Cost $21,495)                                   21,495
                                                   -------
Total Investments -- 100.7%
   (Cost $120,239)                                 155,556
                                                   -------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
Other Assets and Liabilities, Net -- (0.7%)
   Investment Securities Sold                     $  1,993
   Investment Securities Purchased                  (2,493)
   Other Assets and Liabilities, Net                  (554)
                                                  --------
Total Other Assets and Liabilities, Net             (1,054)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   10,041,544 outstanding shares
   of beneficial interest                          103,428
Undistributed net investment income                    368
Accumulated net realized gain
   on investments                                   15,095
Net unrealized appreciation
   on futures contracts                                294
Net unrealized appreciation on investments          35,317
                                                  --------
Total Net Assets -- 100.0%                        $154,502
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $15.39
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LTD -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EQUITY INCOME PORTFOLIO

COMMON STOCKS -- 92.8%
AUTOMOTIVE -- 2.6%
   Ford Motor                         61,275      $  3,971
                                                  --------
BANKS -- 16.6%
   Banc One                          109,052         6,898
   First Union                        85,650         4,861
   Fleet Financial Group              50,200         4,270
   JP Morgan                          13,950         1,874
   National City                      42,975         3,151
   NationsBank                        64,950         4,737
                                                  --------
                                                    25,791
                                                  --------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
BEAUTY PRODUCTS -- 2.8%
   Avon Products                      37,325      $  2,911
   International Flavors
     & Fragrances                     29,100         1,371
                                                  --------
                                                     4,282
                                                  --------
CHEMICALS -- 3.7%
   BF Goodrich                        42,350         2,163
   EI du Pont de Nemours              42,025         2,858
   Rohm & Haas                         7,150           739
                                                  --------
                                                     5,760
                                                  --------
COMMUNICATIONS EQUIPMENT -- 1.0%
   GTE                                25,950         1,554
                                                  --------
DRUGS -- 4.7%
   Bristol-Myers Squibb               35,925         3,747
   Merck                              17,000         2,182
   Smithkline Beecham, PLC, ADR       22,550         1,411
                                                  --------
                                                     7,340
                                                  --------
ELECTRICAL SERVICES -- 4.5%
   Duke Power                         24,100         1,435
   FPL Group                          50,050         3,216
   Pacificorp                         33,925           835
   TECO Energy                        50,300         1,421
                                                  --------
                                                     6,907
                                                  --------
ENVIRONMENTAL SERVICES -- 0.6%
   Browning-Ferris Industries         30,600           998
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 3.0%
   Anheuser Busch                     14,875           689
   General Mills                      18,375         1,397
   HJ Heinz                           11,475           670
   Philip Morris                      44,300         1,847
                                                  --------
                                                     4,603
                                                  --------
GAS/NATURAL GAS -- 1.5%
   Williams                           71,600         2,291
                                                  --------
HOUSEHOLD PRODUCTS -- 2.0%
   General Electric                   35,625         3,070
                                                  --------
INSURANCE -- 7.8%
   American General                   38,700         2,503
   Jefferson Pilot                    18,400         1,636
   Lincoln National                   12,209         1,036
   Marsh & McLennan                   51,875         4,529
   St. Paul                           26,200         2,335
                                                  --------
                                                    12,039
                                                  --------
LEASING & RENTING -- 1.5%
   Pitney Bowes                       46,100         2,314
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MACHINERY -- 2.6%
   Dresser Industries                 35,600      $  1,711
   Emerson Electric                   27,925         1,820
   Tenneco                            12,850           549
                                                  --------
                                                     4,080
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 2.1%
   Baxter International               58,800         3,241
                                                  --------
MISCELLANEOUS MANUFACTURING -- 0.7%
   Minnesota Mining &
     Manufacturing                    12,550         1,144
                                                  --------
PAPER & PAPER PRODUCTS -- 2.0%
   International Paper                 5,800           272
   Kimberly-Clark                     27,625         1,385
   Weyerhaeuser                       24,975         1,411
                                                  --------
                                                     3,068
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 2.3%
   Atlantic Richfield                 23,700         1,863
   Phillips Petroleum                 35,325         1,764
                                                  --------
                                                     3,627
                                                  --------
PETROLEUM REFINING -- 8.4%
   Amoco                              16,075         1,388
   Chevron                            19,575         1,572
   Exxon                              83,375         5,638
   Mobil                              29,600         2,268
   Texaco                             36,575         2,204
                                                  --------
                                                    13,070
                                                  --------
PRINTING & PUBLISHING -- 5.1%
   McGraw-Hill                        58,525         4,452
   R.R. Donnelley & Sons              82,475         3,387
                                                  --------
                                                     7,839
                                                  --------
RETAIL -- 3.7%
   JC Penney                          27,875         2,110
   May Department Stores              24,500         1,556
   Sears Roebuck                      35,650         2,048
                                                  --------
                                                     5,714
                                                  --------
RUBBER & PLASTIC -- 0.4%
   Dow Chemical                        6,025           586
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
   AMP                                37,325         1,635
   Thomas & Betts                     26,200         1,677
                                                  --------
                                                     3,312
                                                  --------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
SPECIALTY MACHINERY -- 1.5%
   Cooper Industries                  40,050      $  2,380
                                                  --------
SPECIALTY SERVICES -- 1.2%
   National Service Industries        31,993         1,882
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 8.4%
   Ameritech                          57,750         2,855
   AT&T                               29,675         1,947
   Bell Atlantic                      43,960         4,506
   SBC Telecommunications             40,174         1,753
   US West                            35,766         1,958
                                                  --------
                                                    13,019
                                                  --------
Total Common Stocks
   (Cost $95,998)                                  143,882
                                                  --------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill (A)
      5.340%,  06/25/98            $     500           494
                                                  --------
Total U.S. Treasury Obligation
   (Cost $494)                                         494
                                                  --------
REPURCHASE AGREEMENT -- 6.8%
   J.P. Morgan
     6.050%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $10,592,000,
     (collateralized by various
     GNMA obligations, par value
     $33,848,000, 9.000%,
     01/15/25- 07/15/27, total
     market value:
     $10,801,000)                     10,590        10,590
                                                  --------
Total Repurchase Agreement
   (Cost $10,590)                                   10,590
                                                  --------
Total Investments -- 99.9%
   (Cost $107,082)                                 154,966
                                                  --------
Other Assets and Liabilities, Net -- 0.1%              142
                                                  --------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   9,337,323 outstanding shares
   of beneficial interest                         $ 87,099
Undistributed net investment income                  1,160
Accumulated net realized gain
   on investments                                   18,589
Net unrealized appreciation
   on futures contracts                                376
Net unrealized appreciation on investments          47,884
                                                  --------
Total Net Assets -- 100.0%                        $155,108
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $16.61
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY HAS BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


BALANCED PORTFOLIO

COMMON STOCKS -- 54.1%
AIR TRANSPORTATION -- 0.9%
   AMR*                                  800      $    115
   Continental Airlines, Cl B*         2,100           124
   Delta Air Lines                     1,800           213
   General Dynamics                      100             9
                                                  --------
                                                       461
                                                  --------
AIRCRAFT -- 2.6%
   Allied Signal                      11,200           470
   Boeing                              2,300           120
   Lockheed Martin                       800            90
   United Technologies                 7,500           692
                                                  --------
                                                     1,372
                                                  --------
AUTOMOTIVE -- 0.3%
   Chrysler                            3,500           145
                                                  --------
BANKS -- 4.1%
   Banc One                            1,764           112
   Bank United, Cl A                   1,300            65
   BankAmerica                         1,600           132

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Bankboston                          1,500      $    165
   Chase Manhattan                     4,100           553
   Crestar Financial                     500            30
   Cullen/Frost Bankers                  300            18
   Deposit Guaranty                      200            11
   First American Bank                   500            43
   First Commerce                      2,200           189
   Fleet Financial Group               2,182           186
   Mellon                              4,500           286
   PNC Bank                            3,400           204
   Regions Financial                     900            38
   State Street                          900            61
   Washington Mutual                   1,020            73
                                                  --------
                                                     2,166
                                                  --------
BEAUTY PRODUCTS -- 1.0%
   Avon Products                       4,700           367
   Colgate-Palmolive                   1,600           139
   Procter & Gamble                      100             8
                                                  --------
                                                       514
                                                  --------
BROADCASTING, NEWSPAPERS &  ADVERTISING -- 0.3%
   Omnicom Group                       2,900           136
                                                  --------
CHEMICALS -- 1.7%
   Air Products & Chemicals            2,600           215
   Avery Dennison                        400            21
   Betz Laboratories                   1,700            96
   Imperial Chemical Industries        1,400           101
   Morton International                4,400           144
   Praxair                             6,200           319
                                                  --------
                                                       896
                                                  --------
COMMUNICATIONS EQUIPMENT -- 0.1%
   Northern Telecom Ltd                1,100            71
                                                  --------
COMPUTERS & SERVICES -- 2.8%
   3Com*                                 800            29
   Ceridian*                           4,100           221
   Cisco Systems*                      7,300           499
   Compaq Computer                     4,400           114
   EMC*                                3,400           129
   IBM                                 4,900           509
                                                  --------
                                                     1,501
                                                  --------
CONTAINERS & PACKAGING -- 0.0%
   Newell                                400            19
                                                  --------
DRUGS -- 3.8%
   Abbott Laboratories                 3,200           241
   American Home Products              5,400           515
   Bristol-Myers Squibb                7,200           751
   Eli Lilly                           2,900           173
   Merck                               1,100           141
   Warner Lambert                      1,200           204
                                                  --------
                                                     2,025
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.0%
   Allied Waste Industries*            2,800      $     70
   USA Waste Services*                 9,630           429
                                                  --------
                                                       499
                                                  --------
FINANCIAL SERVICES -- 1.7%
   Associates First Capital            1,800           142
   Federal Home Loan Mortgage
     Corporation                       8,500           403
   Household International             1,200           165
   Starwood Lodging Trust              1,562            83
   Textron                             1,100            85
   Waddell & Reed Financial, Cl A*       200             5
                                                  --------
                                                       883
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 3.1%
   Bestfoods                             900           105
   Campbell Soup                       7,400           420
   Conagra                             6,500           209
   Interstate Bakeries                 1,000            32
   Kellogg                             3,700           160
   Ralston-Ralston Purina              3,200           339
   Sara Lee                            3,200           197
   Vlasic Foods International*           740            19
   William Wrigley, Jr.                2,000           164
                                                  --------
                                                     1,645
                                                  --------
HOUSEHOLD PRODUCTS -- 2.5%
   Clorox                              2,000           171
   General Electric                   13,100         1,129
                                                  --------
                                                     1,300
                                                  --------
INSURANCE -- 1.6%
   American International Group        2,825           356
   CMAC Investment                       300            20
   General Re                            500           110
   MGIC Investment                       700            46
   SunAmerica                            500            24
   Torchmark                             400            18
   Travelers                           4,580           275
                                                  --------
                                                       849
                                                  --------
LEISURE PRODUCTS -- 0.5%
   Mattel                              6,500           258
                                                  --------
MACHINERY -- 2.0%
   Culligan Water Technologies*        2,600           155
   Dover                               3,000           114
   Emerson Electric                    3,300           215
   Tyco International Ltd             10,158           555
                                                  --------
                                                     1,039
                                                  --------
MARINE TRANSPORTATION -- 0.9%
   Carnival                            6,500           453
                                                  --------

--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
MEASURING DEVICES -- 0.9%
   Honeywell                           6,000      $    496
                                                  --------
MEDICAL PRODUCTS & SERVICES -- 1.1%
   Baxter International                1,800            99
   Healthsouth Rehabilitation*        10,542           296
   Phycor*                             1,100            25
   Tenet Healthcare*                   3,900           142
                                                  --------
                                                       562
                                                  --------
MISCELLANEOUS BUSINESS SERVICES-- 2.4%
   Cendant*                            9,085           360
   Ecolab                              3,100            90
   First Data                          4,700           153
   Microsoft*                          6,400           573
   Networks Associates*                  900            60
   Sun Microsystems*                   1,200            50
                                                  --------
                                                     1,286
                                                  --------
MISCELLANEOUS CONSUMER SERVICES-- 0.3%
   Manpower                            3,900           157
                                                  --------
MISCELLANEOUS MANUFACTURING -- 0.9%
   Masco                               7,200           428
   U.S. Filter*                          600            21
                                                  --------
                                                       449
                                                  --------
OFFICE FURNITURE & FIXTURES -- 0.5%
   Lear*                               4,700           265
                                                  --------
PAPER & PAPER PRODUCTS -- 0.0%
   Fort James                            600            27
                                                  --------
PETROLEUM & FUEL PRODUCTS -- 0.5%
   Schlumberger                        1,400           106
   Union Pacific Resources             3,326            79
   Weatherford Enterra*                1,500            64
                                                  --------
                                                       249
                                                  --------
PETROLEUM REFINING -- 1.1%
   British Petroleum, PLC, ADR         3,330           287
   Mobil                               1,000            77
   Texaco                              3,100           187
   Unocal                              1,200            46
                                                  --------
                                                       597
                                                  --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES-- 0.8%
   Eastman Kodak                         600            39
   Xerox                               3,700           394
                                                  --------
                                                       433
                                                  --------
PRINTING & PUBLISHING -- 1.0%
   McGraw-Hill                         4,300           327
   New York Times, Cl A                2,900           203
                                                  --------
                                                       530
                                                  --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                           SHARES    VALUE (000)
--------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.7%
   Halliburton                         6,900      $    346
                                                  --------
RAILROADS -- 0.8%
   Burlington Northern Santa Fe        4,100           426
                                                  --------
RETAIL -- 7.3%
   Consolidated Stores*                3,200           137
   Costco*                             6,700           358
   CVS                                 7,600           574
   Federated Department Stores*        5,400           280
   Home Depot                          1,249            84
   Intimate Brands                     3,600            97
   Lowe's                              2,900           204
   Office Depot*                       8,900           277
   PepsiCo                               400            17
   Rite Aid                            9,100           312
   Safeway*                           11,900           440
   Sherwin Williams                    5,800           206
   Staples*                            7,250           168
   Tandy                               4,100           193
   The Limited                         9,200           264
   Wal-Mart Stores                       900            46
   Walgreen                            1,900            67
   Wendy's International               6,000           134
                                                  --------
                                                     3,858
                                                  --------
RUBBER & PLASTIC -- 0.2%
   EVI*                                2,600           120
                                                  --------
SEMI-CONDUCTORS/INSTRUMENTS -- 0.6%
   AMP                                   400            18
   Intel                               4,000           312
                                                  --------
                                                       330
                                                  --------
TELEPHONES & TELECOMMUNICATION -- 1.4%
   L.M. Ericsson Telephone, ADR        3,900           185
   Lucent Technologies                 1,201           154
   MCI Communications                  6,600           327
   WorldCom*                           2,700           116
                                                  --------
                                                       782
                                                  --------
WASTE MANAGEMENT -- 0.0%
   Molten Metal Technology*           10,000             5
                                                  --------
WHOLESALE -- 2.7%
   Gillette                              900           107
   Philip Morris                      12,400           517
   U.S. Foodservice*                   4,665           172
   Unilever NV, ADR                    3,800           261
   W.W. Grainger                       3,400           350
                                                  --------
                                                     1,407
                                                  --------

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
Total Common Stocks
   (Cost $20,588)                                 $ 28,557
                                                  --------
PREFERRED STOCKS -- 1.7%
FOOD, BEVERAGE & TOBACCO -- 0.2%
   Ralston Purina*                     1,400            88
                                                  --------
INSURANCE -- 0.3%
   Conseco Financial Trust*            3,000           181
                                                  --------
MISCELLANEOUS BUSINESS SERVICES -- 1.2%
   Cendant*                            3,000           156
   Microsoft                           5,200           481
                                                  --------
                                                       637
                                                  --------
Total Preferred Stocks
   (Cost $802)                                         906
                                                  --------
U.S. TREASURY OBLIGATIONS -- 11.9%
   U.S. Treasury Notes
      8.000%,  05/15/01              $   400           426
      6.500%,  05/31/01                1,765         1,807
      6.250%,  01/31/02                2,035         2,073
      6.625%,  03/31/02                  985         1,017
      7.250%,  08/15/04                  495           535
      7.500%,  02/15/05                  375           412
                                                  --------
Total U.S. Treasury Obligations
   (Cost $6,251)                                     6,270
                                                  --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 4.6%
   FHLMC
      6.000%,  12/01/98                  133           134
      8.000%,  06/01/02                  284           290
      7.000%,  10/01/02                  551           559
      8.000%,  12/01/02                  415           420
   FNMA
      7.000%,  10/01/03                  992         1,007
                                                  --------
Total U.S. Government
   Mortgage-Backed Obligations
   (Cost $2,393)                                     2,410
                                                  --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 20.2%
   AMR
      9.500%,  07/15/98               $  275        $  278
   American General Finance
      5.860%,  01/22/01                  830           823
   Bear Stearns
      7.000%,  03/01/07                  800           822
   Capital One
      6.660%,  08/17/98                  220           220
   Capital One Bank
      7.000%,  04/30/01                1,140         1,153
   Caterpillar Financial
      6.950%,  11/01/00                  750           766
   Chrysler Financial
      5.760%,  01/16/01                  175           173
   Cooper Industries
      5.640%,  02/15/01                  880           871
   Countrywide Funding
      6.690%,  07/14/13                  995         1,016
   Household Finance
      8.375%,  11/15/01                  355           381
   Ikon Capital Resources
      7.040%,  04/25/00                  675           688
   Intl Lease Financial
      5.800%,  06/15/01                  390           386
   Merrill Lynch
      8.250%,  11/15/99                  705           727
   Praxair
      6.900%,  11/01/06                  755           781
   Salomon Smith Barney
      6.250%,  01/15/05                1,045         1,025
   Sears Roebuck
      7.120%,  06/26/01                  545           559
                                                  --------
Total Corporate Obligations
   (Cost $10,604)                                   10,669
                                                  --------
CONVERTIBLE BONDS -- 1.9%
   Hewlett Packard, Convertible
     to 5.4300 shares, (A)
      Zero coupon,  10/14/17           1,000           540
   Staples, Convertible
     to 30.303 shares
      4.500%,  10/01/00                  200           321
   USA Waste Services, Convertible
     to 35.3243 shares
      5.000%,  03/01/06                  100           162
                                                  --------
Total Convertible Bonds
   (Cost $867)                                       1,023
                                                  --------

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.9%
   J.P. Morgan
     6.050%, dated 03/31/98,
     matures 04/01/98,
     repurchase price $2,599,000
     (collateralized by various
     GNMA obligations, par value
     $10,859,000, 9.000%,
     08/15/26-02/15/27, total
     market value: $2,651,000)        $2,599      $  2,599
                                                  --------
Total Repurchase Agreement
   (Cost $2,599)                                     2,599
                                                  --------
Total Investments -- 99.3%
   (Cost $44,104)                                   52,434
                                                  --------
Other Assets and Liabilities, Net -- 0.7%
   Investment Securities Sold                          799
   Investment Securities Purchased                    (638)
   Other Assets and Liabilities, Net                   222
                                                  --------
Total Other Assets and Liabilities, Net                383
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   3,862,853 outstanding shares
   of beneficial interest                           41,904
Undistributed net investment income                    485
Accumulated net realized gain
   on investments                                    2,098
Net unrealized appreciation
   on investments                                    8,330
                                                  --------
Total Net Assets -- 100.0%                        $ 52,817
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $13.67
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LTD -- LIMITED
PLC -- PUBLIC LIMITED COMPANY
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




CORE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.5%
   U.S. Treasury Bill
      Zero coupon,  09/03/98         $ 3,190      $  3,121
   U.S. Treasury Bonds
      5.500%,  02/29/00               19,700        19,660
     10.750%,  08/15/05               19,325        25,037
      9.250%,  02/15/16               85,615       115,917
      6.625%,  02/15/27               22,228        24,107
      6.375%,  08/15/27                1,400         1,479
      6.125%,  11/15/27               31,780        32,573
   U.S. Treasury Notes
      5.750%,  09/30/99                5,500         5,512
      6.500%,  05/31/02                2,000         2,058
      5.750%,  10/31/02                6,300         6,313
      5.500%,  02/28/03                1,630         1,619
      6.500%,  10/15/06               14,470        15,175
      3.375%,  01/15/07 (F)           25,200        24,429
      3.625%,  01/15/08 (F)           40,340        39,862
      6.250%,  08/15/23                1,145         1,180
                                                  --------
Total U.S. Treasury Obligations
   (Cost $310,167)                                 318,042
                                                  --------
CORPORATE OBLIGATIONS -- 23.9%
   ABN Amro Bank of Chicago
      6.625%,  10/31/01                2,500         2,531
   Allstate Insurance
      7.500%,  06/15/13                1,000         1,065
   Associates Corporation
     of North America
      9.125%,  04/01/00                1,375         1,454
   BA Capital Trust A (B)
      7.900%,  01/15/27                4,630         4,804
   Banco Nacional de Mexico
     Ser 1996 (B)
      6.250%,  12/01/03                4,425         4,413
   BankAmerica
      9.200%,  05/15/03                  850           956
   Bear Stearns
      6.500%,  06/15/00                2,550         2,575
      6.750%,  08/15/00                2,000         2,032
      9.375%,  06/01/01                1,000         1,094
   Boston Edison
      9.875%,  06/01/20                2,000         2,225
      9.375%,  08/15/21                4,500         5,062
   British Aerospace Financial (B)
      7.500%,  07/01/27               11,550        12,589
   Commonwealth Edison
      9.750%,  02/15/20                2,475         2,701
      9.875%,  06/15/20                  850         1,008
   Continental Bank, N.A.
     12.500%,  04/01/01                1,850         2,167

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Continental Cablevision
      8.875%,  09/15/05              $ 1,050       $ 1,184
      9.000%,  09/01/08                2,900         3,371
      9.500%,  08/01/13                3,975         4,626
   Countrywide Capital I
      8.000%,  12/15/26                1,750         1,798
   Dayton Hudson
     10.000%,  01/01/11                1,000         1,265
      8.600%,  01/15/12                  941         1,101
   Delta Funding Hel, Ser 1998-1,
     Cl A1-F (A)
      5.798%,  10/25/17                5,000         5,000
   Deseret Generator &
     Transportation Coop
      9.375%,  01/02/11                  953           990
   Dresdner Bank
      7.250%,  09/15/15                2,700         2,842
   Eckerd Jack Corporate
      9.250%,  02/15/04                1,000         1,075
   Equitable Companies
      9.000%,  12/15/04                4,000         4,540
   Federal Express
      9.650%,  06/15/12                3,175         3,933
      9.625%,  10/15/19                  850           912
   Federal Paperboard
      8.875%,  07/01/12                1,700         2,049
   First National Bank of Omaha
      7.320%,  12/01/10                  750           772
   First Union-Lehman Brothers CMO,
     IO, Ser 1997-C2, Cl IO (B)
      1.540%,  11/18/27                4,600           420
   First USA
      7.000%,  08/20/01                1,175         1,201
   First USA Bank MTN
      5.850%,  02/22/01                4,000         3,970
   First USA Bank of Wilmington
     Delaware
      6.375%,  10/23/00                6,000         6,038
   Fleet Financial Group
      9.900%,  06/15/01                2,000         2,210
   FNMA MTN
      8.250%,  04/23/12                3,375         3,383
   Ford Capital
     10.125%,  11/15/00                1,275         1,396
   Ford Capital Note
      9.875%,  05/15/02                  850           961
   Ford Motor Capital
      9.500%,  07/01/01                1,000         1,096
   Ford Motor Credit
      7.700%,  05/15/97                4,200         4,568
      6.850%,  08/15/00                3,425         3,485
      9.500%,  09/15/11                1,000         1,255

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


CORE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   General Motors Capital
      9.625%,  12/01/00              $ 1,450       $ 1,573
   Georgia Pacific
      9.500%,  12/01/11                1,500         1,854
      9.875%,  11/01/21                3,475         3,935
   GMAC
      8.000%,  10/01/99                1,850         1,897
      9.375%,  04/01/00                1,250         1,325
      9.625%,  05/15/00                1,060         1,133
      0.000%,  06/15/15               10,000         3,188
   Goldman Sachs
      6.250%,  02/01/03                4,700         4,682
   GTE
     10.250%,  11/01/20                1,700         1,902
   Holt Apartments
      7.275%,  08/01/37                  320           329
   Hydro Quebec
      8.050%,  07/07/24                2,550         2,952
   Hydro Quebec, Ser FU
     11.750%,  02/01/12                1,300         1,862
   Hydro Quebec, Ser GW
      9.750%,  01/15/18                3,850         4,331
   J.C. Penney
      9.750%,  06/15/21                2,550         2,840
   J.P. Morgan Capital
      7.950%,  02/01/27                  700           739
   J.P. Morgan Commercial Mortgage
     Finance, Ser 1997-C5, Cl X,
     CMO, IO (A) (B)
      1.560%,  09/15/29               15,900         1,461
   K N Energy
      9.625%,  08/01/21                1,900         2,123
   Korea Development Bank
      7.125%,  09/17/01                1,300         1,222
   Korea Electric Power
      7.750%,  04/01/13                1,285         1,095
      6.750%,  08/01/27                1,075           942
   Lehman Brothers
      9.875%,  10/15/00                3,225         3,495
      6.125%,  02/01/01                2,825         2,811
      8.750%,  05/15/02                1,000         1,081
   Loew's
      7.625%,  06/01/23                2,550         2,646
   May Department Stores
      9.875%,  06/15/21                2,150         2,456
   Midland Bank PLC
      6.950%,  03/15/11                3,700         3,806
   Mobile Energy Services
      8.665%,  01/01/17                  746           811
   N R G Energy (B)
      7.625%,  02/01/06                2,000         2,095
   Nabisco
      6.125%,  02/01/03                5,000         4,900
   National Bank of Hungary
      8.875%,  11/01/13                1,550         1,660

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   National Rural Utilities
     Cooperative Finance
      9.000%,  09/01/21              $ 1,400       $ 1,552
   National Westminster Bank,
     New York
      9.450%,  05/01/01                1,500         1,637
   NCNB Bank
     10.200%,  07/15/15                3,280         4,395
   New York Tel
      9.375%,  07/15/31                2,900         3,284
   News America Holdings
     10.125%,  10/15/12                1,100         1,277
   Nomura Asset Securities,
     Ser 1998, Cl D6
      6.590%,  03/15/28                6,000         6,092
   Norsk Hydro A/S
      9.000%,  04/15/12                1,725         2,122
   Oneok
      9.750%,  12/01/20                1,150         1,279
   Paine Webber Group, MTN
      6.930%,  08/15/03                1,200         1,223
   Petroliam Nasional Berhd (B)
      7.625%,  10/15/26                1,180         1,027
   Philip Morris Global
      7.000%,  07/15/05                1,850         1,892
   Phillips Petroleum
      9.180%,  09/15/21                2,800         3,094
   Pohang Iron & Steel
      7.125%,  07/15/04                1,250         1,100
      7.375%,  05/15/05                  585           514
   Province of NewFoundland
     10.000%,  12/01/20                  850         1,161
   Public Services Electric & Gas
      7.625%,  02/01/00                1,170         1,202
   PVNGS II Funding
      8.000%,  12/30/15                4,500         4,933
   RJR Nabisco
      8.750%,  08/15/05                  950         1,019
      8.500%,  07/01/07                  600           626
      8.750%,  07/15/07                2,235         2,369
   Rohm & Haas
      9.500%,  04/01/21                2,500         2,803
   Salomon Brothers
      7.750%,  05/15/00                1,275         1,318
      6.750%,  02/15/03                5,550         5,626
   Sumitomo Bank International
      9.550%,  07/15/00                2,000         2,090
   Swiss Bank
      7.000%,  10/15/15                1,700         1,743
   System Energy Resources
      7.430%,  01/15/11                2,195         2,248
   TCI Communications
      8.750%,  08/01/15                6,495         7,526
   Tele-Communications
      9.250%,  01/15/23                  850           956
   Tenneco
      7.450%,  12/15/25                  500           514

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Transamerica Finance
      6.750%,  06/01/00             $  3,455      $  3,498
   UCFC Home Equity Loan,
     Ser 1998-A, Cl A1 (A)
      5.768%,  07/15/11                9,000         9,000
   Union Camp
     10.000%,  05/01/19                1,700         1,842
      9.250%,  08/15/21                  500           546
   US West Capital Funding
      7.900%,  02/01/27                3,650         3,969
   USA Waste Services
      7.125%,  10/01/07                2,000         2,078
   Westvaco
     10.125%,  06/01/19                1,000         1,091
   Weyerhaeuser
      7.250%,  07/01/13                1,875         1,988
   Wharf Capital
      8.875%,  11/01/04                  975           954
   Wharf International Finance
      7.625%,  03/13/07                1,300         1,162
   YPF Sociedad Anonima
      7.750%,  08/27/07                5,000         5,075
   Zurich Capital Trust (B)
      8.376%,  06/01/37                8,700         9,483
                                                  --------
Total Corporate Obligations
   (Cost $279,595)                                 286,571
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
   REFCO STRIPS
  Zero coupon,  10/15/20                 945           236
   Resolution Trust Funding STRIPS
  Zero coupon,  10/15/19              16,000         4,261
                                                  --------
Total U.S. Government
   Agency Obligations
   (Cost $3,454)                                     4,497
                                                  --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 26.2%
   FHLMC
      9.000%,  12/01/05                  203           213
      7.500%,  11/01/11                1,584         1,629
      6.000%,  10/01/23                4,509         4,347
      6.500%,  01/01/23 - 04/01/26       600           594
      8.000%,  08/01/26                5,364         5,555
      7.000%,  01/01/27 - 12/01/26    12,570        12,710
   FHLMC COFI ARM (A)
      7.500%,  03/01/24                1,024         1,050
   FHLMC REMIC Ser 1563 (A)
      8.210%,  08/15/08                1,071         1,079
   FHLMC REMIC Ser 1005, Cl D
      6.500%,  10/15/05                1,100         1,100
   FHLMC REMIC, Ser 1907, Cl LP
      9.300%,  04/15/19                3,460         3,683

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   FHLMC TBA
      6.000%,  04/16/13              $13,000      $ 12,801
      6.500%,  04/16/13                7,300         7,325
   FNMA
      8.000%,  04/13/05                2,000         2,005
      9.000%,  07/01/07                  206           216
      6.750%,  07/30/07                1,000         1,017
      8.500%,  09/01/13                  104           109
      7.000%,  01/01/24 - 09/01/27    13,288        13,417
      6.000%,  01/01/26 - 03/01/26    31,187        30,047
      6.500%,  11/01/27 - 01/01/28     3,296         3,259
   FNMA CMO, Ser 1997-G5
      7.050%,  06/25/04                5,029         5,109
   FNMA PO, Ser  94-9-C
      Zero coupon,  08/25/23             363           309
   FNMA REMIC
      5.500%,  08/25/20                4,455         4,324
   FNMA REMIC Ser 1990-106, Cl-J
      8.500%,  09/25/20                1,162         1,214
   FNMA REMIC Ser 1991-156, Cl A
      7.500%,  10/25/21                3,538         3,580
   FNMA REMIC Ser 1996-56, Cl E, PO
      9.000%,  09/25/25                1,076         1,148
   FNMA Ser 93-216, Cl B, PO
      Zero coupon,  04/25/23             221           178
   FNMA Ser 93-254, Cl C, PO
      Zero coupon,  08/25/23             484           470
   FNMA TBA
      6.000%,  04/01/13                9,800         9,632
      6.500%,  04/01/28 - 05/13/28    64,600        63,813
      7.000%,  04/01/28                2,100         2,117
   FNMA, PO
      Zero coupon,  11/20/21           4,170         4,272
   GNMA
      8.500%,  11/15/00 - 12/15/21       728           768
      8.000%,  01/15/07 - 09/01/27     4,179         4,328
      9.500%,  01/15/19                  749           812
      7.125%,  08/20/22                5,050         5,170
      7.500%,  01/15/23 - 07/15/27     2,227         2,285
      7.000%,  01/15/24 - 10/15/27     5,562         5,616
      6.500%,  04/13/28 - 12/15/23    22,240        22,010
    GNMA (A)
      7.375%,  06/20/18                  282           291
      7.000%,  09/20/19                  315           324
   GNMA TBA
      7.000%,  04/01/28               33,990        34,266
      7.500%,  04/01/28               20,300        20,789
      6.500%,  04/20/28                  500           494
   SLMA Ser 1997-3, Cl A-1(A)
      5.764%,  04/25/06               18,943        18,873
                                                  --------
Total U.S. Government
   Mortgage-Backed Obligations
   (Cost $312,538)                                 314,348
                                                  --------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


CORE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 7.2%
   Asset Securitization, Ser 1997-D4,
     Cl A1-C
      7.420%,  04/14/29              $ 3,100     $   3,303
   Asset Securitization, Ser 1997-D4
      4.500%,  10/01/18                2,034         1,837
   AT&T Universal Card
      6.300%,  09/15/00                6,325         6,387
      5.950%,  10/17/02                4,275         4,278
   Banc One Credit Card
      7.340%,  10/25/26                2,125         2,142
   Banc One Credit Card Master Trust
      6.150%,  07/15/02                4,600         4,627
   Champion 95-2 A2 (B)
      6.610%,  09/15/02                  694           700
   Chase Manhattan Auto Grantor
     Trust, Ser 1996-B, Cl A
      6.230%,  06/15/03               10,175        10,251
   Chemical Master Credit Card
      5.900%,  07/15/03                  888           888
   Chevy Auto Receivables Trust,
     Ser 1996-2, Cl A (C)
      5.900%,  02/07/03                3,649         3,072
   Citibank Credit Card Master
     Trust I, Ser 1996-1, Cl A, PO
       Zero coupon,  02/07/03          8,190         6,895
       Zero coupon,  02/18/03          4,275         4,333
   Discover Card
      7.150%,  04/15/01                4,275         4,354
   Empire Funding Home Loan
     Owner Trust, Ser 1997-4,
     Cl A1 (A)
      5.720%,  01/25/08                2,565         2,563
   Household Private Label
     Credit Card
      4.550%,  11/15/00                  613           611
   IBM Credit Receivables Lease
     Master Trust, Ser 93-1 A
      5.800%,  07/15/00                  624           629
   Money Store Trust, Cl 1998-A,
     Ser A1
      6.405%,  03/15/06                9,000         9,008
   NationsBank
      4.900%,  10/15/98                   52            52
      6.450%,  04/15/03                3,975         4,028
   Nomura Asset Securities, Ser 1996-
     MD5, Cl A1B
      8.400%,  03/01/37                  162           176
   Premier Auto Trust, Ser 93-2, Cl A3
      4.900%,  12/15/98                   94            95
   Premier Auto Trust, Ser 93-5
      4.650%,  11/02/99                  683           679

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Premier Auto Trust,
     Ser 93-6, Cl A2
      4.220%,  03/02/99              $ 1,117       $ 1,115
   Premier Auto Trust, Ser 95-3
      4.450%,  03/02/99                  246           246
   Premier Auto Trust, Tranche
     1993-5, Cl A2
      7.000%,  08/15/00                5,975         6,065
   Residential Asset
     Securitization Trust
      7.500%,  01/25/27                1,493         1,501
   Sears Credit
      6.050%,  01/15/08                2,135         2,134
   Sears Credit Account Master
     Trust II, Ser 95-5, Cl A
      7.000%,  10/15/04                1,700         1,736
   Sears Credit Account Master
     Trust, Ser 95-3, Cl A
      8.100%,  06/15/04                2,750         2,852
   SPNB Home Equity Loan
      5.000%,  11/15/99                  246           246
                                                  --------
Total Asset-Backed Securities
   (Cost $86,054)                                   86,803
                                                  --------
MORTGAGE-BACKED OBLIGATIONS -- 11.1%
   Amherest Nursing Center
      8.350%,  05/01/37                1,867         2,022
   Arbors of Little Rock
      7.450%,  01/01/39                1,995         2,060
   Castle Terrace
      8.000%,  05/01/37                1,503         1,596
   Chase Commercial Mortgage
     Security
      7.370%,  02/19/07                  107           111
   CLC Excelsior II Apartments
      7.875%,  02/01/39                  500           532
   Community Program Loan Trust
      8.050%,  06/25/23                5,771         5,887
   Contimortgage Home Equity
     Loan Trust, Ser 1998-1, Cl A2
      6.180%,  07/15/12               15,000        14,993
   Creekwood
      7.300%,  11/30/38                2,000         2,071
   Enclave of Stone Brook
      7.500%,  08/29/37                1,929         2,008
   First Plus Home Loan Trust
     Ser 1998-2 Class A1 12/10/08 (A)
      5.798%,  12/10/08                8,500         8,492
   Fund America Investors CMO
     REMIC ARM Ser 1993-A (A)
      7.300%,  11/15/28                1,350         1,420

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   GMAC Commercial
     Mortgage Security
      6.869%,  08/15/07               $4,300     $   4,434
   Green Tree Financial,
     Ser 1996-10, Cl A6
      7.290%,  03/15/28                1,250         1,300
   Green Tree Financial,
     Ser 1998 B, Cl A4
      6.390%,  02/15/25                3,450         3,450
   Hillsboro Bay Club
      7.950%,  03/01/37                1,576         1,672
   Holt Apartments
      7.275%,  07/30/38                1,709         1,754
   Matterhorn One Limited Trust
     Certificates (Monthly Reset =
     1 Month Libor +  45 BP) (A)(B)
      7.120%,  04/13/36                5,100         5,347
   Merrill Lynch
      7.430%,  09/01/22                1,921         1,978
   Merrill Lynch Bank 1997-Ml 1
      6.500%,  12/15/30                6,173         6,243
   Merrill Lynch Mortgage
     Investors 1996-C2 A3
      6.960%,  11/21/28                9,440         9,753
   Merrill Lynch Mortgage
     Investors, Cl 1996-C2
      6.960%,  11/21/28                  530           515
   Olmstead Commons
      7.840%,  03/01/28                  591           628
      8.400%,  03/01/37                  800           868
   Orchard Park Inn
      7.840%,  03/01/28                1,757         1,802
   Renaissance Place Apartments
      7.375%,  08/02/32                1,342         1,386
   Residential Accredit Loans,
     Ser 1998-QS05, Cl A1
      6.750%,  04/25/28                2,600         2,594
   Residential Accredit Loans,
     Ser 1997-QS10, Cl A1
      7.250%,  10/25/27                2,383         2,394
   Rosewood
      8.000%,  07/01/37                1,503         1,602
   RTC 92-7-A2D
      6.670%,  06/25/21                1,330         1,330
   RTC ARM 92-B3 (A)
      7.970%,  09/25/29                3,837         3,833
   RTC ARM M-3 (A)
      6.670%,  05/25/21               11,566        11,445
   RTC ARM M-6 (A)
      6.600%,  10/25/24                8,000         8,016

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Ryland Mortgage
     Ser 1994-7a, Cl A2
      7.000%,  08/25/25              $ 1,910    $  1,917
   Sanctuary At Tuttle Crossing
      8.250%,  06/01/37                1,287       1,383
   SASCO 96-CFL CC
      8.550%,  09/15/11                1,053       1,091
   Scottsdale Links
      7.650%,  07/01/38                1,459       1,535
   Security Pacific Acceptance,
     Ser 91-2, Cl B
      7.100%,  07/01/00                1,451       1,461
   Shavano Park
      7.875%,  07/01/38                1,510       1,593
   Silverado Apartments
      7.175%,  11/30/39                2,568       2,606
   Somerford Place Facility
      7.475%,  12/30/38                1,964       2,042
   TMSRT, Ser 97-2, Cl A1
      6.650%,  07/15/06                1,786       1,791
   Village at Stone Falls
      7.375%,  08/29/37                1,995       2,058
   Villages at Clear Springs
      7.620%,  09/30/38                2,008       2,102
                                                --------
Total Mortgage-Backed Obligations
   (Cost $130,445)                               133,115
                                                --------
COMMERCIAL PAPER -- 0.5%
   Levi Strauss
      5.720%,  04/17/98                4,000       3,990
   Lockheed Martin
      5.680%,  04/03/98                2,000       1,999
                                                --------
Total Commercial Paper
   (Cost $5,989)                                   5,989
                                                --------
OPTIONS -- 0.0%
   Euro $ Future Sept Call,
     Strike Price $94.50                 167          27
   Euro $ Future June Call,
     Strike Price $94.75                (221)         (6)
   Euro$ Future June Call,
     Strike Price $94.25                 268          67
   US Long Bond Future May Call,
     Strike Price $123.00               (167)        (23)
   US Long Bond Future May Put,
      Strike Price $119.00               (11)         (5)
   US Long Bond Future June Call,
     Strike Price $124.00               (110)        (34)
   US Long Bond Future June Call,
     Strike Price $128.00               (176)         (8)

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


CORE FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   US Long Bond Future September
     Call, Strike Price $124.00       $  110    $      111
   US Long Bond Future September
     Call, Strike Price $128.00         (159)          (57)
                                                ----------
Total Options
   (Cost $(174))                                        72
                                                ----------
MUNICIPAL BOND -- 0.1%
   First Chicago Funding
     Zero coupon,  06/30/10            3,850         1,670
                                                ----------
Total Municipal Bond
   (Cost $1,522)                                     1,670
                                                ----------
REPURCHASE AGREEMENT -- 18.4%
   J.P. Morgan
     6.050%, dated 03/31/98,
     matures 04/01/98,
     repurchase price $221,428,000
     (collateralized by various
     GNMA obligations, total par
     $839,292,000, 9.000%, 09/15/16-
     07/15/27, total market
     value: $225,819,000)            221,391       221,391
                                                ----------
Total Repurchase Agreement
   (Cost $221,391)                                 221,391
                                                ----------
Total Investments -- 114.3%
   (Cost $1,350,981)                            $1,372,498
                                                ==========

(A) VARIABLE RATE SECURITY--THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF MARCH 31, 1998.
(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED
    TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(C) SECURITIES HAVE BEEN PLEDGED AS COLLATERAL ON OPEN FUTURES CONTRACTS.
(D) U.S. TREASURY INFLATION INDEX NOTE
ARM -- ADJUSTABLE RATE MORTGAGE
BP -- BASIS POINTS
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
COFI -- COST OF FUNDS INDEX
FHLB -- FEDERAL HOME LOAN BANK
FHMLC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY
LIBOR -- LONDON INTER BANK OFFERING RATE

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MTN -- MEDIUM TERM NOTE
PO -- PRINCIPAL ONLY
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
RFCO -- RESOLUTION TRUST FUNDING CORPORATION
RTC -- RESOLUTION TRUST CORPORATION
SER -- SERIES
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES
TBA -- TO BE ANNOUNCED
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


HIGH YIELD BOND PORTFOLIO

CORPORATE OBLIGATIONS -- 91.1%
   Abraxas (A)
     11.500%,  11/01/04               $1,250       $ 1,275
   Acme Television/Finance (A) (B)
      0.000%,  09/30/04                  500           410
   Adelphia Cable Communications
     10.500%,  07/15/04                  500           551
   Adelphia Communications (A)
      8.375%,  02/01/08                  750           752
   ADV Accessory/AAS Cap (A)
      9.750%,  10/01/07                  500           512
   Advanced Micro Devices
     11.000%,  08/01/03                  600           642
   Advanced Radio Telecom
     14.000%,  02/15/07                  500           552
   AES (A)
      8.500%,  11/01/07                  800           826
   AFC Enterprises
     10.250%,  05/15/07                  900           954
   Ainsworth Lumber
     12.500%,  07/15/07                  600           616
   Airplanes Pass Through Trust
     10.875%,  03/15/19                  300           338
   Algoma Steel First Mortgage
     12.375%,  07/15/05                  500           594
   Allbritton Communications
      9.750%,  11/30/07                  800           846
   Allied Holdings, Ser B
      8.625%,  10/01/07                1,200         1,234
   Allied Waste
     10.250%,  12/01/06                  650           724
   Allied Waste Industries (A) (B)
      0.000%,  06/01/07                  750           547
   Allied Waste Industries (B)
      0.000%,  06/01/07                  450           328
   American Builder & Contractors
     10.625%,  05/15/07                  500           524

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   American Communication
     Services
     13.750%,  07/15/07               $  500       $   600
   American Communication
     Services (B)
      0.000%,  11/01/05                1,250         1,069
      0.000%,  04/01/06                  500           407
   American Lawyer Media (A)
      9.750%,  12/15/07                  400           421
   American Radio Systems
      9.000%,  02/01/06                  500           534
   American Restaurant Services (A)
     11.500%,  02/15/03                  700           723
   American Skiing
     12.000%,  07/15/06                  450           505
   Ameristar Casino, Ser B
     10.500%,  08/01/04                  500           525
   AMF Group
     10.875%,  03/15/06                  300           331
   AMF Group Senior (B)
      0.000%,  03/15/06                  306           248
   Ampex (A)
     12.000%,  03/15/03                1,000         1,005
   Amphenol
      9.875%,  05/15/07                  500           540
   Amscan Holdings (A)
      9.875%,  12/15/07                  400           418
   Amtrol
     10.625%,  12/31/06                  400           413
   Anchor Lamina  (A)
      9.875%,  02/01/08                1,000         1,015
   Apcoa (A)
      9.250%,  03/15/08                  500           505
   Applied Extrusion Tech Ser B
     11.500%,  04/01/02                  800           855
   Arcadia Financial Ltd
     11.500%,  03/15/07                  500           496
   Archibald Candy
     10.250%,  07/01/04                  600           639
   Atlantic Express (A)
     10.750%,  02/01/04                  500           535
   Autotote
     10.875%,  08/01/04                  600           643
   Bally Total Fitness, Ser B
      9.875%,  10/15/07                  400           426
   Belco Oil & Gas, Ser B
      8.875%,  09/15/07                  250           257
   Belden & Blake, Ser B
      9.875%,  06/15/07                  500           509
   Bellwether Exploration
     10.875%,  04/01/07                  800           848

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Berry Plastics
     12.500%,  06/15/06              $   500       $   551
   Beverly Enterprises
      9.000%,  02/15/06                  700           731
   Big City Radio (A) (B)
      0.000%,  03/15/05                  750           551
   Blue Bird Body
     10.750%,  11/15/06                  500           552
   Booth Creek
     12.500%,  03/15/07                  600           619
   Boyd Gaming
      9.500%,  07/15/07                  500           535
   Brand Scaffold Services (A)
     10.250%,  02/15/08                  500           516
   Brylane
     10.000%,  09/01/03                  400           425
   BTI Telecom (A)
     10.500%,  09/15/07                  500           526
   Buckeye Cellulose
      9.250%,  09/15/08                  500           530
   Bucyrus International
      9.750%,  09/15/07                  500           502
   Burke Industries
     10.000%,  08/15/07                  600           638
   Busse Broadcasting
     11.625%,  10/15/00                  700           755
   BWAY
     10.250%,  04/15/07                  500           542
   Call-Net Enterprises  (B)
      0.000%,  08/15/07                1,000           709
   Cambridge Industries, Ser B
     10.250%,  07/15/07                  500           524
   Canadian Forest Oil Ltd
      8.750%,  09/15/07                  500           510
   Canadian Forest Oil Ltd (A)
      8.750%,  09/15/07                  500           510
   Capstar Broadcasting
      9.250%,  07/01/07                  500           527
   Capstar Broadcasting (B)
      0.000%,  02/01/09                  500           375
   Capstar Hotel
      8.750%,  08/15/07                  500           519
   Casino America
     12.500%,  08/01/03                  800           892
   Casino Magic
     13.000%,  08/15/03                1,600         1,860
   CCA Holding
     13.000%,  12/31/99                1,000         1,485
   Celestica International
     10.500%,  12/31/06                  500           546
   Cencall Communication (B)
      0.000%,  01/15/04                  100            97

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Century Communications
      8.875%,  01/15/07               $  500        $  525
   Century Communications (A)
      0.000%,  01/15/08                1,000           439
   CF Cable Television
     11.625%,  02/15/05                   50            57
   Chancellor Media
      9.375%,  10/01/04                  750           788
   Charter Communications South East
     11.250%,  03/15/06                  500           556
   Chattem (A)
      8.875%,  04/01/08                  500           506
   CHC Helicopter
     11.500%,  07/15/02                  700           751
   Chemical Leaman
     10.375%,  06/15/05                  500           532
   Cinemark USA
      9.625%,  08/01/08                  500           526
   Cinemark USA  (A)
      8.500%,  08/01/08                  500           501
   Clark R&M
      8.875%,  11/15/07                  500           506
   Clearnet Communications (B)
      0.000%,  12/15/05                  800           663
   Cliffs Drilling
     10.250%,  05/15/03                  400           433
   Climachem
     10.750%,  12/01/07                  500           524
   Coast Hotels & Casino
     13.000%,  12/15/02                  800           920
   Coinstar (B)
      0.000%,  10/01/06                  900           703
   Collins & Aikman (A)
     11.500%,  04/15/06                  550           617
     10.000%,  01/15/07                  500           529
   Color Spot Nurseries
     10.500%,  12/15/07                  900           899
   Colorado Gaming &
     Entertainment PIK
      0.000%,  06/01/03                  750           809
   Comcast
      9.375%,  05/15/05                  250           266
      9.125%,  10/15/06                  250           267
   Comcast Cellular (A)
      9.500%,  05/01/07                  800           842
   Comcast UK Cable (B)
      0.000%,  11/15/07                  500           416
   Commodore Media (B)
      7.500%,  05/01/03                  100           113
   Commonwealth Aluminum
     10.750%,  10/01/06                  500           537
   Communications Instrument
     10.000%,  09/15/04                  500           520

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Constellation Finance
     LLC Ser 1997-1
      9.800%,  12/14/02              $   500        $  510
   Container
      9.750%,  04/01/03                  550           593
   Costilla Energy
     10.250%,  10/01/06                  450           456
   Costilla Energy (A)
     10.250%,  10/01/06                1,000         1,012
   Covad Communications Group
      0.000%,  03/15/08                  750           394
   Crown Packaging
     Enterprises Ltd (B)
      0.000%,  08/01/06                  775            39
   Crown Paper
     11.000%,  09/01/05                  500           535
   CSC Holdings
      9.250%,  11/01/05                  250           266
      9.875%,  02/15/13                  650           718
   CSC Holdings, Ser B
      8.125%,  08/15/09                  500           526
   Dade International
     11.125%,  05/01/06                  500           556
   Dailey International  (A)
      9.500%,  02/15/08                  850           858
   Dawson Production Services
      9.375%,  02/01/07                  500           514
   Deleware County Remy
     International
     10.625%,  08/01/06                  550           606
   Derlan Man
     10.000%,  01/15/07                  500           526
   Details (A)
     10.000%,  11/15/05                  400           418
   Diamond Cable (B)
      0.000%,  02/15/07                1,450         1,029
   Diamond Cable
     Communications (B)
      0.000%,  09/30/04                  300           279
      0.000%,  12/15/05                  850           681
   Diamond Holdings, PLC (A)
      9.125%,  02/01/08                1,000         1,030
   Diamond Triumph Auto (A)
      9.250%,  04/01/08                  700           710
   Digital Television Services
     DTS Capital, Ser B
     12.500%,  08/01/07                  500           572
   Dobson Communications (A)
     11.750%,  04/15/07                  600           664
   Doskocil Manufacturing (A)
     10.125%,  09/15/07                  500           532
   Drypers (A)
     10.250%,  06/15/07                1,000         1,042

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Dual Drilling
      9.875%,  01/15/04               $  500       $   539
   Dyersburg, Ser B
      9.750%,  09/01/07                  550           573
   Eagle Family Foods (A)
      8.750%,  01/15/08                1,150         1,159
   Echostar Satellite Broadcast (B)
      0.000%,  03/15/04                1,200         1,099
   Eldorado Resorts
     10.500%,  08/15/06                  500           555
   Elgar Holdings  (A)
      9.875%,  02/01/08                1,000         1,017
   Empress River Casino
     10.750%,  04/01/02                  500           546
   Energy of America
      9.500%,  05/15/07                  500           501
   Esprit Telecom Group, PLC
     11.500%,  12/15/07                  500           551
   Euramax International, PLC
     11.250%,  10/01/06                  450           493
   Facilicom International (A)
     10.500%,  01/15/08                  800           836
   Falcon Building
      9.500%,  06/15/07                  500           523
   Falcon Drilling (A)
      8.875%,  03/15/03                  500           557
   Falcon Holding Group PIK
      0.000%,  09/15/03                1,159         1,243
   First Wave Marine
     11.000%,  02/01/08                  500           519
   Fisher Scientific International (A)
      9.000%,  02/01/08                  800           816
   Fitzgeralds Gaming
     12.250%,  12/15/04                  450           454
   Flag Ltd (A)
      8.250%,  01/30/08                  750           772
   Fleming
     10.500%,  12/01/04                  600           637
   Flores & Rucks
      9.750%,  10/01/06                  400           440
   Focal Communications (A)
      0.000%,  02/15/08                1,000           582
   Fonorola
     12.500%,  08/15/02                  300           335
   Forcenergy  (A)
      8.500%,  02/15/07                  500           499
   Four M
     12.000%,  06/01/06                  500           529
   Fox/Liberty Networks, LLC
      8.875%,  08/15/07                  500           520
   French Fragrances
     10.375%,  05/15/07                  500           537

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Fresh del Monte Produce
     10.000%,  05/01/03               $  341        $  358
   Friendly Ice Cream
     10.500%,  12/01/07                  600           634
   Galey & Lord  (A)
      9.125%,  03/01/08                  500           506
   Gaylord Container
      9.750%,  06/15/07                  500           514
   GCI
      9.750%,  08/01/07                  500           534
   Geotek Communications
     12.000%,  02/15/01                  760           536
   Global Telesystems Group
      9.875%,  02/15/05                1,000         1,034
   Globalstar
     11.375%,  02/15/04                  400           420
     11.250%,  06/15/04                  900           945
   Golden Ocean Group Ltd (A)
     10.000%,  08/31/01                  688           527
   Graham Field Health
      9.750%,  08/15/07                  650           689
   Graham Packaging (A)
      8.750%,  01/15/08                  400           403
   Grand Casinos (A)
      9.000%,  10/15/04                  500           516
   Granite Broadcasting
      9.375%,  12/01/05                  500           517
   Grant Geophysical  (A)
      9.750%,  02/15/08                  500           492
   Gray Communications System
     10.625%,  10/01/06                  500           551
   Great Lakes Carbon
     10.000%,  01/01/06                  250           272
   GS Technologies
     12.000%,  09/01/04                  500           554
   GST Equipment Funding
     13.250%,  05/01/07                  500           599
   GST Telecommunications (A) (B)
      0.000%,  12/15/05                   70            71
   GST USA Guarantee (B)
      0.000%,  12/15/05                1,660         1,384
   Gulf States Steel
     13.500%,  04/15/03                  650           671
   Hard Rock Hotel (A)
      9.250%,  04/01/05                  800           816
   Harris Chemical (B)
     10.250%,  07/15/01                  400           419
   Harvey Casinos Resorts
     10.625%,  06/01/06                  500           562
   Hawk
     10.250%,  12/01/03                  500           537
   Hayes Wheel International
     11.000%,  07/15/06                  500           566
      9.125%,  07/15/07                  400           423

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Haynes International
     11.625%,  09/01/04               $  500        $  566
   Helicon (B)
     11.000%,  11/01/03                  400           430
   Hermes Europe Railtel BV
     11.500%,  08/15/07                  500           566
   HMC Acquisition Properties
      9.000%,  12/15/07                  500           525
   HMH Properties
      8.875%,  07/15/07                  500           527
   Hollinger International Publishing
      9.250%,  03/15/07                  600           639
   Hollywood Casino
     12.750%,  11/01/03                  500           552
   Hollywood Park  (A)
      9.500%,  08/01/07                  500           522
   Hollywood Theaters  (A)
     10.625%,  08/01/07                  500           544
   Homeside
     11.250%,  05/15/03                  325           385
   Horseshoe Gaming
      9.375%,  06/15/07                  500           539
   Hosiery of America
     13.750%,  08/01/02                  500           551
   HS Resources
      9.250%,  11/15/06                  500           512
   Huntsman (A)
      9.500%,  07/01/07                  500           522
   Huntsman Polymers
     11.750%,  12/01/04                  250           279
   Hyperion Telecommunications
     12.250%,  09/01/04                  500           577
   Hyperion Telecommunication (B)
      0.000%,  04/15/03                1,900         1,465
   ICG Holding (B)
      0.000%,  09/15/05                  350           301
   ICG Holdings (A) (B)
      0.000%,  03/15/07                  500           353
   ICG Services (A), (B)
      0.000%,  02/15/08                1,600         1,028
   ICN Pharmaeuticals
      9.250%,  08/15/05                  500           530
   ICX Communications
     12.500%,  10/01/05                  900         1,048
   IDT (A)
      8.750%,  02/15/06                  500           499
   IHF Holdings
      0.000%,  11/15/04                  600           507
   Impac Group (A)
     10.125%,  03/15/08                1,000         1,017
   Imperial Holly
      9.750%,  12/15/07                  400           412

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Integrated Health
     10.250%,  04/30/06               $  250        $  273
   Integrated Health Services
      9.500%,  09/15/07                  500           533
      9.250%,  01/15/08                  250           263
   Intelcom Group (B)
      0.000%,  05/01/06                  400           319
   Interact Systems  (B)
      0.000%,  08/01/03                  700           278
   Intermedia Capital Partners
     11.250%,  08/01/06                  750           841
   Intermedia Communications
     of Florida (B)
      0.000%,  05/15/06                  900           744
      0.000%,  07/15/07                  500           374
   International Cabletel
     10.000%,  02/15/07                  250           271
   International Cabletel (B)
      0.000%,  04/15/05                  400           345
      0.000%,  02/01/06                1,200           962
   International Home Foods
     10.375%,  11/01/06                  750           833
   International Knife & Saw
     11.375%,  11/15/06                  500           546
   International Utility Structures (A)
     10.750%,  02/01/08                  500           521
   International Wire Group
     11.750%,  06/01/05                  500           555
   Iridium, LLC (A)
     11.250%,  07/15/05                  300           318
     14.000%,  07/15/05                  750           871
   ISP Holdings
      9.000%,  10/15/03                  500           526
   ITC Deltacom
     11.000%,  06/01/07                  650           735
   Ivaco
     11.500%,  09/15/05                  500           558
   Jacor Communications
      9.750%,  12/15/06                  450           488
      8.000%,  02/15/10                  750           755
   James Cable
     10.750%,  08/15/04                  850           907
   Jitney-Jungle Stores
     10.375%,  09/15/07                  450           468
   John Q Hammons Hotels
      8.875%,  02/15/04                  500           508
   Jones Intercable
      9.625%,  03/15/02                  350           378
      8.875%,  04/01/07                  350           372
   Jordan Industries
     10.375%,  08/01/07                1,000         1,035
   Jordan Telecom Products (B)
      0.000%,  08/01/07                1,000           849

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   JPS Automotive Products
     11.125%,  06/15/01               $  100        $  111
   K-Mart
      7.750%,  10/01/12                  550           551
   Kaiser Aluminum & Chemical,
     Ser B
     10.875%,  10/15/06                  350           381
   KCS Energy
      8.875%,  01/15/08                  800           792
   Keebler
     10.750%,  07/01/06                  450           511
   Kelley Oil & Gas
     10.375%,  10/15/06                  500           520
   Keystone Consolidated (A)
      9.625%,  08/01/07                  800           825
   Kitty Hawk (A)
      9.950%,  11/15/04                  250           259
   KMC Telecom Holdings (B)
      0.000%,  02/15/08                1,250           744
   Knoll
     10.875%,  03/15/06                  260           296
   KSL Recreation Group
     10.250%,  05/01/07                  500           545
   Lady Luck Gaming
     11.875%,  03/01/01                  500           513
   Lamar Advertising (A)
      9.625%,  12/01/06                  450           489
   Laroche Industries (A)
      9.500%,  09/15/07                  800           792
   LDM Technologies
     10.750%,  01/15/07                  400           436
   Leiner Health Products
      9.625%,  07/10/07                  500           542
   Lenfest Communications
     10.500%,  06/15/06                  700           798
   Lenfest Communications (A)
      8.250%,  02/15/08                  650           659
   Leslie's Poolmart
     10.375%,  07/15/04                  800           834
   Liberty Group Operating (A)
      9.375%,  02/01/08                  500           511
   Liberty Group Publishing (A)
     11.625%,  02/01/09                  500           301
   Liberty Group Publishing (B)
      0.000%,  02/01/10                1,500           379
   Lin Holdings (A) (B)
      0.000%,  03/01/08                  500           314
   Magellan Health Services (A)
      9.000%,  02/15/08                  850           859
   Magnum Hunter Re
     10.000%,  06/01/07                  500           489
   Majestic Star Casino
     12.750%,  05/15/03                  750           812

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Marcus Cable (B)
      0.000%,  08/01/04               $  600        $  573
      0.000%,  12/15/05                  800           728
   Mariner Health
      9.500%,  04/01/06                  500           526
   Marsh Supermarket
      8.875%,  08/01/07                  500           520
   Mastec (A)
      7.750%,  02/01/08                  500           501
   Maxim Group, Ser B
      9.250%,  10/15/07                  400           406
   Maxxam Group Holdings, Ser B
     12.000%,  08/01/03                  400           441
   Mccaw International (B)
      0.000%,  04/15/07                1,400           931
   Mcleodusa
      9.250%,  07/15/07                  500           536
   Mcleodusa (A)
      8.375%,  03/15/08                  500           518
   Mcleodusa (B)
      0.000%,  03/01/07                1,100           843
   MDC Communications
     10.500%,  12/01/06                  500           538
   Metallurg
     11.000%,  12/01/07                  800           840
   Metals USA  (A)
      8.625%,  02/15/08                  500           498
   Metronet Communications
     12.000%,  08/15/07                  500           578
   Microcell Telecommunication (A) (B)
      0.000%,  06/01/06                  800           595
   MMI Products
     11.250%,  04/15/07                  500           555
   Mohegan Tribal Gaming
     13.500%,  11/15/02                  750           968
   Moog
     10.000%,  05/01/06                  500           519
   Morris Materials Handling (A)
      9.500%,  04/01/08                  750           756
   Motor Coach Industries
      0.000%,  11/15/02                1,000           945
   Motors & Gears
     10.750%,  11/15/06                  850           925
   Mrs Fields (A)
     10.125%,  12/01/04                  300           300
   Nebraska Book (A)
      8.750%,  02/15/08                  750           748
   Neenah
     11.125%,  05/01/07                  500           554
   Nextel Communications
      0.000%,  09/15/07                  900           602

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Nextel Communications (A) (B)
      0.000%,  02/15/08               $1,400        $  896
   Nextel Communications (B)
      0.000%,  08/15/04                1,000           963
   Nextel Communications,
     PIK (A) (B)
      0.000%,  02/15/10                  500           532
   Nextlink Communications
     12.500%,  04/15/06                  800           925
   Nextlink Communications (A) (B)
      0.000%,  04/15/08                  700           444
   NL Industries
     11.750%,  10/15/03                  350           388
   NL Industries (B)
      0.000%,  10/15/05                  350           357
   North Atlantic Trading
     11.000%,  06/15/04                  500           515
   Northland Cable Television (A)
     10.250%,  11/15/07                1,000         1,069
   Northwestern Steel & Wire
      9.500%,  06/15/01                  800           809
   NS Group
     13.500%,  07/15/03                  300           350
   Nuevo Energy
      9.500%,  04/15/06                  400           428
   Numatics (A)
      9.625%,  04/01/08                  800           818
   Offshore Logistics (A)
      7.875%,  01/15/08                  750           748
   Omega Cabinets
     10.500%,  06/15/07                  750           789
   Optel
     13.000%,  02/15/05                  300           333
   Orbital Imaging
     11.625%,  03/01/05                  950         1,045
   Orion Network Systems
     11.250%,  01/15/07                  750           868
   Owens & Minor
     10.875%,  06/01/06                  500           558
   Oxford Automotive  (A)
     10.125%,  06/15/07                1,000         1,063
   Packaged Ice (A)
      9.750%,  02/01/05                  700           714
   Packaging Resources
     11.625%,  05/01/03                  500           499
   Pagemart Nationwide (B)
      0.000%,  02/01/05                  750           664
   Pantry
     10.250%,  10/15/07                  250           259
   Paracelsus Healthcare
     10.000%,  08/15/06                  500           521
   Parker Drilling  (A)
      9.750%,  11/15/06                  500           535

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Parker Drilling, Ser B
      9.750%,  11/15/06               $  500        $  535
   Pegasus Communications, Ser B
      9.625%,  10/15/05                  550           578
   Pegasus Shipping Hellas (A)
     11.875%,  11/15/04                  600           605
   Peoples Telephone
     12.250%,  07/15/02                  300           320
   Perkins Family Restaurant (A)
     10.125%,  12/15/07                  500           526
   Perry-Judd (A)
     10.625%,  12/15/07                  500           525
   Petersburg Long Distance (A)
      9.000%,  06/01/06                   90            86
   Petersburg Long Distance (A) (B)
      0.000%,  06/01/04                  830           830
   Phase Metrics (A)
     10.750%,  02/01/05                  500           506
   Pierce Leahy  (A)
      9.125%,  07/15/07                  450           475
   Pillowtex
     10.000%,  11/15/06                  500           547
   Plastic Containers
     10.000%,  12/15/06                  400           442
   Players International
     10.875%,  04/15/05                  500           545
   Playtex Products
      8.875%,  07/15/04                  400           414
   Pogo Producing
      8.750%,  05/15/07                  500           519
   Polymer Group, Ser B
      9.000%,  07/01/07                  600           623
   Port Royal Holdings
     10.250%,  10/01/07                  600           628
   Portola Packaging
     10.750%,  10/01/05                  200           214
   Powertel
     11.125%,  06/01/07                  500           555
   Premier Parks
      9.250%,  04/01/06                  500           500
      9.750%,  01/15/07                  500           539
   Price Comm Wireless
     11.750%,  07/15/07                  250           280
   Pricecellular Wireless
     10.750%,  11/01/04                  400           454
   Pricecellular Wireless (B)
      0.000%,  10/01/03                  500           529
   Pride Petroleum Services
      9.375%,  05/01/07                  500           533
   Prime Hospitality
      9.250%,  01/15/06                  600           641
      9.750%,  04/01/07                  450           482
   Primus Telecommunications
     11.750%,  08/01/04                  600           671

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Printpack, Ser B
     10.625%,  08/15/06              $   500        $  544
   Production Resources Group (A)
     11.500%,  01/15/08                  500           493
   PTC International Finance BV (B)
      0.000%,  07/01/07                1,000           684
   Pueblo Xtra International
      9.500%,  08/01/03                1,000           975
   Quest Diagnostic
     10.750%,  12/15/06                  450           500
   Qwest Communications
     10.875%,  04/01/07                  500           579
   Qwest Communications (B)
      0.000%,  10/15/07                  900           662
   Ram Energy
     11.500%,  02/15/08                  500           498
   Randall's Food Markets, Ser B
      9.375%,  07/01/07                  400           428
   RCN (A) (B)
      0.000%,  02/15/08                1,300           817
   Renaissance Cosmetics
     11.750%,  02/15/04                  400           215
   Renco Metals
     11.500%,  07/01/03                  500           536
   Repap New Brunswick
     10.625%,  04/15/05                  750           758
   Republic Engineered Steel
      9.875%,  12/15/01                  800           811
   Revlon Consumer Products (A)
      8.625%,  02/01/08                  500           508
   Revlon Worldwide (B)
      0.000%,  03/15/01                  500           385
   Rifkin Acquisition Partners
     11.125%,  01/15/06                  750           831
   Rio Hotel & Casino
     10.625%,  07/15/05                  250           275
   Riverwood International
     10.875%,  04/01/08                  800           810
   Rogers Cantel
      9.375%,  06/01/08                  500           529
   Rogers Communications
      9.125%,  01/15/06                  400           409
      8.875%,  07/15/07                  350           355
   RSL Communications, PLC
      9.125%,  03/01/08                  500           506
   Safelite Glass  (A)
      9.875%,  12/15/06                  300           318
   Safety Components
     10.125%,  07/15/07                  500           522
   Salem Communications (A)
      9.500%,  10/01/07                  500           526
   Santa Fe Hotel
     11.000%,  12/15/00                   90            89

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Sealy Mattress (A)
      9.875%,  12/15/07               $  500        $  530
   Sealy Mattress (A) (B)
      0.000%,  12/15/07                  500           331
   SF Holdings Group (A) (B)
      0.000%,  03/15/08                1,000           560
   SFX Broadcasting
     10.750%,  05/15/06                  600           670
   Sheffield Steel
     11.500%,  12/01/05                  500           520
   Shop-Vac
     10.625%,  09/01/03                  625           683
   Showboat
      9.250%,  05/01/08                  525           566
   Showboat Marina
     13.500%,  03/15/03                  250           298
   Signature Brands USA
     13.000%,  08/15/02                  500           551
   Sinclair Broadcast
     10.000%,  09/30/05                  550           578
   Sitel (A)
      9.250%,  03/15/06                  500           505
   Southwest Royalties (A)
     10.500%,  10/15/04                  500           445
   Sovereign Specialty Chemical (A)
      9.500%,  08/01/07                  450           473
   Spanish Broadcasting
     11.000%,  03/15/04                  500           551
   Specialty Equipment
     11.375%,  12/01/03                  500           537
   Specialty Paperboard
      9.375%,  10/15/06                  500           520
   Sprint Spectrum
     11.000%,  08/15/06                  750           866
   Stanadyne Automotive (A)
     10.250%,  12/15/07                  500           511
   Stater Brothers
      9.000%,  07/01/04                  500           523
   Sterling Chemical Holdings (B)
      0.000%,  08/15/08                1,000           604
   Stone Container (A)
     11.500%,  08/15/06                  400           420
   Sun International Hotels
      9.000%,  03/15/07                  500           525
   Sun Media
      9.500%,  05/15/07                  325           349
   Synthetic Industries
      9.250%,  02/15/07                  400           419
   TSF Communications (A)
     10.375%,  11/01/07                  500           506
   Talton Holdings  (A)
     11.000%,  06/30/07                  500           551
   TCI Satellite Entertainment (A)
     10.875%,  02/15/07                  700           747

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   TCI Satellite Entertainment (A) (B)
      0.000%,  02/15/07               $  900    $      648
   Tekni-Plex
     11.250%,  04/01/07                  800           867
   Teleport Communications
      9.875%,  07/01/06                  500           574
   Teleport Communications (B)
      0.000%,  07/01/07                  800           692
   Telewest Communications
      9.625%,  10/01/06                  150           160
   Telewest Communications (B)
      0.000%,  10/01/07                1,500         1,223
   Teligent
     11.500%,  12/01/07                  750           791
   Tenet Healthcare
      8.625%,  01/15/07                  500           519
   Texas Petrochem
     11.125%,  07/01/06                  450           497
   Therma-Wave
     10.625%,  05/15/04                  500           529
   Titan Wheel International
      8.750%,  04/01/07                  500           525
   Tokheim Ser B
     11.500%,  08/01/06                  500           569
   Tracor
      8.500%,  03/01/07                  500           508
   Trans World Airlines (A)
     11.375%,  03/01/06                  800           808
   Transamerican Energy, Ser B
     11.500%,  06/15/02                  900           896
   Trident Automotive
     10.000%,  12/15/05                  500           518
   Twin Laboratories
     10.250%,  05/15/06                  500           553
   Unifi Comm
     14.000%,  03/01/04                  600           401
   Unisys
     12.000%,  04/15/03                  550           626
     11.750%,  10/15/04                  500           580
      7.875%,  04/01/08                  400           402
   United International
     Holdings (A) (B)
      0.000%,  02/15/08                1,300           811
   United Meridian
     10.375%,  10/15/05                  250           277
   United Refining
     10.750%,  06/15/07                  500           530
   Universal Compression (A) (B)
      0.000%,  02/15/08                  800           497
   Universal Health Services
      8.750%,  08/15/05                  250           265
   US Air
     10.000%,  07/01/03                  700           739
   Van de Kamps
     12.000%,  09/15/05                  250           280
   Vanguard Cellular System
      9.375%,  04/15/06                  500           529

--------------------------------------------------------------------------------
                                       FACE       MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Vencor
      8.625%,  07/15/07               $  800        $  898
   Verio (A)
     10.375%,  04/01/05                  500           519
   Viasystems
      9.750%,  06/01/07                  500           524
   Viasystems (A)
      9.750%,  06/01/07                  600           629
   Wainoco Oil (A)
      9.125%,  02/15/06                  800           806
   Walbro (A)
     10.125%,  12/15/07                  500           508
   Waterford Gaming
     12.750%,  11/15/03                  473           523
   Waxman Industries (B)
      0.000%,  06/01/04                  600           539
   WCI Steel
     10.000%,  12/01/04                  800           844
   Weirton Steel
     11.375%,  07/01/04                  250           271
   Wells Aluminum
     10.125%,  06/05/05                  500           534
   Werner Holdings (A)
     10.000%,  11/15/07                  700           738
   Western Federal Notes (C)
      0.000%,  09/15/99                  500           510
   Western Wireless
     10.500%,  06/01/06                  400           439
     10.500%,  02/01/07                  300           330
   Westmin Resources Ltd
     11.000%,  03/15/07                  500           573
   Wheeling-Pittsburgh (A)
      9.250%,  11/15/07                  250           254
   William Carter (A)
     10.375%,  12/01/06                  500           536
   Winstar Communications (B)
      0.000%,  10/15/05                1,100           921
   Young Broadcasting
      9.000%,  01/15/06                  400           415
                                                  --------
Total Corporate Obligations
   (Cost $243,670)                                 256,660
                                                  --------
UNITS -- 3.6%
   American Mobile 1 Unit = $1M
     senior note + 1 warrant
     12.250%,  04/01/08                  900           936
   Australis Holdings 1 Unit = $1M
     senior subordinate discount
     note + 1 warrant (A) (B)
      0.000%,  11/02/02                  500           175
   Australis Media 1 Unit = $1M
     senior subordinate discount
     note + 1 warrant (A) (B)
      0.000%,  05/15/03                  400           100

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    FACE AMOUNT   MARKET
DESCRIPTION                        (000)/SHARES VALUE (000)
--------------------------------------------------------------------------------
   Colt Telecom Group 1 Unit = 1
      senior discount note + 1
      warrant (B)
      0.000%,  12/15/06               $  600    $      528
   Concentric Network 1 Unit = $1M
     senior note + 1 warrant (A)
     12.750%,  12/15/07                  550           633
   County Seat Stores 1 Unit = $1M
     senior note + 1 warrant
     12.750%,  11/01/04                  500           506
   Diva Systems 1 Unit = $1M
      senior discount note + 3
      warrants (B)
      0.000%,  03/01/08                2,607         1,486
   DTI Holdings 1Unit = $1M senior
      discount note + 5 warrants (B)
      0.000%,  03/01/08                1,000           588
   Ermis Maritime Holdings Ltd 1
     Unit = $1.1M mortgage
     notes + 1 warrant
     12.500%,  03/15/06                  725           731
   International Utility Structure 1
     Unit = $1M senior exchanged
     preferred + 1 warrant PIK
     13.000%,  02/01/08                  500           525
   Mentus Media 1 Unit = $1M senior
     secured payment-in-kind
     notes + 2.78311
     warrants PIK
       Zero coupon,  02/01/03            850           852
   Pegasus Communications 1
     Unit = $1M preferred share + 1
     warrant PIK*                      2,500           293
   Price Comm Cellular 1 Unit =
     $1M senior note + 3.44
     warrant (B)
      0.000%,  08/01/07                1,000           668
   USN Communications 1 Unit =
     $1M senior discount note + 10
     warrants
     14.625%,  08/15/04                1,154           946
   Verio 1 Unit = $1M senior
     note + 8 warrants (A)
     13.500%,  06/15/04                1,000         1,350
                                                  --------
Total Units
   (Cost $9,820)                                    10,317
                                                  --------
PREFERRED STOCKS -- 2.4%
   Adelphia Communications*            2,500           295
   Ameriking  PIK
     Zero coupon,  12/01/08            2,272           614
   Coinstar*                           4,545            41
   Diva Systems, Ser C*               41,615           474
   GPA Group, PLC (A)*             1,000,000           570

--------------------------------------------------------------------------------
                                    SHARES/FACE   MARKET
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Granite Ltd*                          100      $     11
   Hyperion Telecomm*                    258           302
   Intermedia Communication*          20,278         1,049
   Jordan Telecommunication*             500           660
   Nextel Communications, PIK            531           600
   Nextlink Communications*            5,738           359
   Pegasus Communications*               130            15
   Primedia*                           4,000           412
   Renaissance Cosmetics (A)*             52             1
   Renaissance Cosmetics, PIK (A)*     5,000            50
   SD Warren, Ser B*                  20,000           880
   Siligan Holdings                      336           383
                                                  --------
Total Preferred Stocks
   (Cost $5,806)                                     6,716
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.3%
   FHLB
      5.440%,  04/01/98              $ 3,684         3,684
                                                  --------
Total U.S. Government Agency Obligation
   (Cost $3,684)                                     3,684
                                                  --------
WARRANTS -- 0.2%
   Advanced Radio Telecom*             7,500           165
   American Communication Services*    1,820            37
   Ampex (A)*                         34,000            60
   Cellular Communications
     International*                      500             2
   Clearnet*                           1,334             1
   Globalstar Telecom*                   400            56
   Golden Ocean Group*                   688             3
   Hyperion*                           1,155            20
   Intelcom Group*                       700            29
   McCaw International*                1,400             1
   Metronet (A)*                         500             1
   Microcell Telecomm (A)*             2,400            30
   Orion Network Systems*                750            10
   Primus Telecommunications*            600            19
   Wireless One*                          20             2
                                                  --------
Total Warrants
   (Cost $91)                                          436
                                                  --------
Total Investments -- 98.6%
   (Cost $263,071)                                 277,813
                                                  --------
Other Assets and Liabilities, Net -- 1.4%
   Investment Securities Sold                        5,437
   Accrued Income                                    5,403
   Investment Securities Purchased                  (4,807)
   Other Assets and Liabilities, Net                (2,198)
                                                  --------
Total Other Assets and Liabilities, Net              3,835
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------
                                                  MARKET
DESCRIPTION                                     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   23,879,594 outstanding shares
   of beneficial interest                         $264,757
Overdistributed net investment income                 (116)
Accumulated net realized loss
   on investments                                    2,265
Net unrealized appreciation
   on investments                                   14,742
                                                  --------
Total Net Assets -- 100.0%                        $281,648
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                       $11.79
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF DIRECTORS.
(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 1998. THE INITIAL COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE, TO A PREDETERMINED HIGHER RATE.
(C) IN DEFAULT ON INTEREST PAYMENTS.
FHLB -- FEDERAL HOME LOAN BANK
LLC -- LIMITED LIABILITY COMPANY
LTD -- LIMITED
PIK -- PAYMENT IN-KIND
PLC -- PUBLIC LIMITED COMPANY
SER -- SERIES
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                  SUMMARY OF CORPORATE OBLIGATIONS BY INDUSTRY
--------------------------------------------------------------------------------
                                  PERCENTAGE OF TOTAL
  INDUSTRY                       CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------
  Aerospace                              0.86
  Airlines                               0.85
  Cable                                 10.26
  Chemicals                              2.00
  Communications                        19.87
  Conglomerate                           1.65
  Consumer Mfg.                          4.85
  Energy                                 7.60
  Entertainment                          2.15
  Financial                              0.70
  Food & Beverage                        2.62
  Gaming                                 5.38
  General Industrial                     8.71
  Healthcare                             3.94
  Hotels                                 1.49
  Media                                  6.22
  Metals                                 4.29
  Packaging                              4.02
  Real Estate                            1.41
  Restaurants                            1.06
  Retail                                 1.45
  Supermkt.                              1.17
  Technology                             2.61
  Transportation Non-Air                 4.53
  Utility                                0.31
                                       ------
                                       100.00
                                       ======

STATEMENT OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)

                                                                                     -----------          ----------
                                                                                     TAX MANAGED          CORE FIXED
                                                                                      LARGE CAP             INCOME
                                                                                     -----------          ----------
ASSETS:
   Cash                                                                                $ 3,618            $       --
   Investments at value (Cost $11,679 and $1,350,981, respectively)                     11,965             1,372,498
   Income receivable                                                                         4                10,694
   Investment securities sold                                                               --                36,335
   Other receivables                                                                         3                    --
                                                                                       -------            ----------
   Total Assets                                                                         15,590             1,419,527
                                                                                       -------            ----------
LIABILITIES:
   Income payable                                                                           --                (5,798)
   Investment securities purchased                                                      (1,829)             (211,460)
   Accrued expenses payable                                                                 (5)                 (599)
   Other payables                                                                           --                  (538)
                                                                                       -------            ----------
   Total Liabilities                                                                    (1,834)             (218,395)
                                                                                       -------            ----------
      Total Net Assets                                                                 $13,756            $1,201,132
                                                                                       =======            ==========
NET ASSETS:
   Portfolio Shares of Class A (unlimited authorization -- no par value) based on 1,309,097 and 113,883,479, respectively of outstanding
     shares of beneficial interest                                                      13,440             1,166,398
   Undistributed net investment income                                                       2                    15
   Accumulated net realized gain on investments                                              7                13,392
   Net unrealized appreciation (depreciation) on futures                                    21                  (190)
   Net unrealized appreciation on investments                                              286                21,517
                                                                                       -------            ----------
   TOTAL NET ASSETS -- 100.0%                                                          $13,756            $1,201,132
                                                                                       =======            ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE -- CLASS A                 $ 10.51            $    10.55
                                                                                       =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE PERIOD ENDED MARCH 31, 1998


                                        ----------    -----------    --------------    ----------      ----------      --------
                                         LARGE CAP     LARGE CAP       TAX MANAGED     SMALL CAP        SMALL CAP
                                           VALUE        GROWTH        LARGE CAP(2)       VALUE           GROWTH         MID-CAP
                                        ----------    -----------    --------------    ----------      ----------      --------
INVESTMENT INCOME:
   Dividends                             $ 10,417      $  3,696             $  4         $ 2,040         $   508        $  240
   Interest Income                            993         1,264                2             606           1,123            84
                                         --------      --------             ----         -------         -------        ------
   Total Investment Income                 11,410         4,960                6           2,646           1,631           324
                                         --------      --------             ----         -------         -------        ------
EXPENSES:
   Management Fees                          1,736         1,681                2             640             971            67
   Waiver of Management Fees                   --            --               --              --              --            --
   Investment Advisory Fees                 1,736         1,921                2           1,188           1,804            76
   Waiver of Investment Advisory Fees          --          (240)              --              --              --            --
   Custodian/Wire Agent Fees                   64            62               --              24              36             3
   Transfer Agent Fees (1)                     --            --               --              --               2            --
   Professional Fees                           19            19               --               7              11             1
   Registration Fees                           91            97               --              36              48             2
   Printing Expense                            --            13               --               5              12            --
   Trustee Fees                                13            12               --               5               8             1
   Insurance Expense                            4             3               --              --               2            --
   Pricing Fees                                 3             2               --               2               2            --
   Shareholder Servicing Fees               1,249         1,209               --             459             695            48
   Waiver of Shareholder
     Servicing Fees                          (733)         (708)              --            (361)           (542)           (8)
   Distribution Fees -- Class D (1)            --            --               --              --               3            --
   Amortization of Deferred
     Organizational Costs                      --             4               --               4              --            --
   Other Expenses                              34            10               --               4               6             1
                                         --------      --------             ----         -------         -------        ------
   Total Expenses                           4,216         4,085                4           2,013           3,058           191
                                         --------      --------             ----         -------         -------        ------
NET INVESTMENT INCOME (LOSS)                7,194           875                2             633          (1,427)          133
                                         --------      --------             ----         -------         -------        ------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain from
     Security Transactions                 85,632        17,281               --          18,596          19,077         2,982
   Net Realized Gain (Loss) from
     Futures Contracts                      4,547         3,366                7           1,692           3,264            --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                        57,184       140,198              307          29,569         (16,967)        1,368
                                         --------      --------             ----         -------         -------        ------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                       $154,557      $161,720             $316         $50,490         $ 3,947        $4,483
                                         ========      ========             ====         =======         =======        ======


                                          -------------     -------    --------   ----------   ----------
                                            CAPITAL          EQUITY               CORE FIXED   HIGH YIELD
                                          APPRECIATION       INCOME    BALANCED     INCOME        BOND
                                          ------------      -------    --------   ----------   ----------
INVESTMENT INCOME:
   Dividends                                $   785         $ 2,029     $  172     $    --       $   140
   Interest Income                              681             218        721      36,337        11,275
                                            -------         -------     ------     -------       -------
   Total Investment Income                    1,466           2,247        893      36,337        11,415
                                            -------         -------     ------     -------       -------
EXPENSES:
   Management Fees                              267             273         89       1,550           408
   Waiver of Management Fees                     --              --         (1)        (23)          (45)
   Investment Advisory Fees                     305             312        102       1,522           568
   Waiver of Investment Advisory Fees           (38)            (39)       (12)         --            --
   Custodian/Wire Agent Fees                     10              11          3          70            16
   Transfer Agent Fees (1)                       --              --         --          --            --
   Professional Fees                              2               3          1          22             5
   Registration Fees                              5               5          2          96            22
   Printing Expense                               3              --         --          26             4
   Trustee Fees                                   2               2          1          15             3
   Insurance Expense                              1              --         --           5            --
   Pricing Fees                                  --              --          1          10             4
   Shareholder Servicing Fees                   192             197         64       1,392           293
   Waiver of Shareholder
     Servicing Fees                            (111)           (104)       (60)     (1,376)         (293)
   Distribution Fees -- Class D (1)              --              --         --          --            --
   Amortization of Deferred
     Organizational Costs                        --              --         --          --             4
   Other Expenses                                 2               2          1          13             3
                                            -------         -------     ------     -------       -------
   Total Expenses                               640             662        191       3,322           992
                                            -------         -------     ------     -------       -------
NET INVESTMENT INCOME (LOSS)                    826           1,585        702      33,015        10,423
                                            -------         -------     ------     -------       -------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net Realized Gain from
     Security Transactions                   18,146          20,828      2,560      19,013         4,063
   Net Realized Gain (Loss) from
     Futures Contracts                          831             876         --      (6,290)           --
   Net Change in Unrealized
     Appreciation (Depreciation)
     on Investments                           3,552          (3,058)     2,292       4,180         1,250
                                            -------         -------     ------     -------       -------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          $23,355         $20,231     $5,554     $49,918       $15,736
                                            =======         =======     ======     =======       =======

(1) FEES ARE INCURRED AT THE CLASS D LEVEL ONLY.
(2) TAX MANAGED LARGE CAP COMMENCED OPERATIONS ON MARCH 4, 1998.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



48 & 49

STATEMENT OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1998 (UNAUDITED) AND FOR THE YEAR ENDED SEPTEMBER 30, 1997.

                                 --------------------  ---------------------- -----------   ------------------  ------------------
                                       LARGE CAP              LARGE CAP       TAX MANAGED        SMALL CAP           SMALL CAP
                                         VALUE                 GROWTH          LARGE CAP           VALUE              GROWTH
                                 --------------------  ---------------------- -----------   ------------------  ------------------
                                  10/1/97-   10/1/96-   10/1/97-    10/1/96-    3/4/98-     10/1/97-  10/1/96-  10/1/97-  10/1/96
                                   3/31/98    9/30/97    3/31/98     9/30/97    3/31/98      3/31/98   9/30/97   3/31/98   9/30/97
                                 ----------  --------  ----------  ---------- -----------   --------  --------  --------  --------
OPERATIONS:
   Net Investment Income (Loss)  $    7,194  $ 11,297  $      875  $  1,340     $     2     $    633  $    807  $ (1,427) $ (2,462)
   Net Realized Gain (Loss) from
     Security Transactions           90,179    69,094      20,647    40,177           7       20,288    35,962    22,341    17,612
   Net Change in Unrealized
     Appreciation (Depreciation)
     of Investments                  57,184   162,008     140,198   189,767         307       29,569    52,651   (16,967)   74,705
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
   Net Increase in Net Assets
     from Operations                154,557   242,399     161,720   231,284         316       50,490    89,420     3,947    89,855
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Class A                         (6,540)  (11,086)       (570)   (1,617)         --         (367)     (777)       --        --
     Class D                             --        --          --        --          --           --        --        --        --
   Net Realized Gains:
     Class A                        (77,927)  (40,762)    (41,126)  (29,959)         --      (38,318)  (13,817)  (19,012)  (74,231)
     Class D                             --        --          --        --          --           --        --       (80)     (355)
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
     Total Distributions            (84,467)  (51,848)    (41,696)  (31,576)         --      (38,685)  (14,594)  (19,092)  (74,586)
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares Issued                  361,468   318,214     381,028   317,148      13,839      182,990   143,371   173,008   257,047
     Shares Issued in Lieu of Cash
       Distributions                 71,410    40,932      35,630    25,572          --       30,746    11,028    14,438    49,459
     Shares Redeemed               (113,587) (197,882)    (96,657) (224,028)       (399)     (86,406)  (69,065)  (92,422) (140,925)
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
     Increase (Decrease) in Net
       Assets Derived from
       Class A Transactions         319,291   161,264     320,001   118,692      13,440      127,330    85,334    95,024   165,581
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
   Class D:
     Shares Issued                       --        --          --        --          --           --        --       401       551
     Shares Issued in Lieu of Cash
       Distributions                     --        --          --        --          --           --        --        77       355
     Shares Redeemed                     --        --          --        --          --           --        --      (194)     (491)
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
     Increase in Net Assets
       Derived from Class D
       Transactions                      --        --          --        --          --           --        --       284       415
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
     Increase (Decrease) in
       Net Assets Derived
       from Capital Share
       Transactions                 319,291   161,264     320,001   118,692      13,440      127,330    85,334    95,308   165,996
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
     Net Increase (Decrease)
       in Net Assets                389,381   351,815     440,025   318,400      13,756      139,135   160,160    80,163   181,265
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
NET ASSETS:
   Beginning of Period              866,826   515,011     800,479   482,079          --      323,337   163,177   563,616   382,351
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
   End of Period                 $1,256,207  $866,826  $1,240,504  $800,479     $13,756     $462,472  $323,337  $643,779  $563,616
                                 ==========  ========  ==========  ========     =======     ========  ========  ========  ========
SHARES ISSUED AND REDEEMED:
   Class A:
     Shares Issued                   19,135    19,261      18,688    18,242       1,347       11,015     9,600    10,007    15,890
     Shares Issued in Lieu of
       Cash Distributions             3,891     2,749       1,803     1,644          --        1,935       843       853     3,140
     Shares Redeemed                 (6,039)  (12,099)     (4,753)  (12,724)        (38)      (5,169)   (4,717)   (5,361)   (8,530)
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
     Total Class A Transactions      16,987     9,911      15,738     7,162       1,309        7,781     5,726     5,499    10,500
                                 ==========  ========  ==========  ========     =======     ========  ========  ========  ========
   Class D:
     Shares Issued                       --        --          --        --          --           --        --        23        33
     Shares Issued in Lieu of
       Cash Distributions                --        --          --        --          --           --        --         5        23
     Shares Redeemed                     --        --          --        --          --           --        --       (11)      (30)
                                 ----------  --------  ----------  --------     -------     --------  --------  --------  --------
     Total Class D Transactions          --        --          --        --          --           --        --        17        26
                                 ==========  ========  ==========  ========     =======     ========  ========  ========  ========
     Undistributed Net
       Investment Income (Loss)  $    3,661  $  3,008  $    1,211  $    907     $     2     $    429  $    163  $ (1,427) $     --
                                 ==========  ========  ==========  ========     =======     ========  ========  ========  ========

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


-----------------  -----------------  ------------------   ------------------- ---------------------  --------------------
                       CAPITAL             EQUITY                                  CORE FIXED               HIGH YIELD
     MID-CAP         APPRECIATION          INCOME               BALANCED             INCOME                   BOND
-----------------  -----------------  ------------------   ------------------- ---------------------  --------------------
10/1/97- 10/1/96-  10/1/97- 10/1/96-  10/1/97-  10/1/96-   10/1/97-   10/1/96-  10/1/97-   10/1/96-   10/1/97-    10/1/96-
 3/31/98  9/30/97   3/31/98  9/30/97   3/31/98   9/30/97    3/31/98    9/30/97   3/31/98    9/30/97    3/31/98     9/30/97
-------- --------  -------- --------  --------  --------   --------   -------- ---------  ----------  ---------  ---------

$   133  $   226   $    826 $  2,243   $  1,585 $  4,515   $   702    $ 1,605  $   33,015 $   51,626   $ 10,423  $ 15,566

  2,982    5,433     18,977   43,785     21,704   31,754     2,560      6,041      12,723      4,733      4,063      (110)


  1,368    4,865      3,552    7,498     (3,058)  18,385     2,292      2,510       4,180     22,140      1,250    10,144
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------

  4,483   10,524     23,355   53,526     20,231   54,654     5,554     10,156      49,918     78,499     15,736    25,600
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------


   (125)    (243)      (820)  (2,573)    (1,773)  (5,055)     (731)    (1,690)    (33,015)   (51,626)   (10,423)  (15,566)
     --       --         --       --         --       --        --         --          --         --         --        --

 (5,482)  (2,094)   (44,920) (56,597)   (31,064) (32,447)   (5,945)    (8,229)     (1,847)   (10,904)    (1,688)     (589)
     --       --         --       --         --       --        --         --          --         --         --        --
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------
 (5,607)  (2,337)   (45,740) (59,170)   (32,837) (37,502)   (6,676)    (9,919)    (34,862)   (62,530)   (12,111)  (16,155)
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------


 12,925   14,732     19,724   35,788     17,110   35,121     5,797     12,160     343,026    524,149    104,096   146,492

  3,867    1,563     31,501   36,927     12,613   13,123     6,355      9,567      21,927     44,116      9,457    15,164
 (5,859) (14,389)   (38,576)(139,414)   (35,775) (94,453)   (9,408)   (28,684)   (242,212)  (176,199)   (71,987)  (42,189)
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------


 10,933    1,906     12,649  (66,699)    (6,052) (46,209)    2,744     (6,957)    122,741    392,066     41,566   119,467
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------

     --       --         --       --         --       --        --         --          --         --         --        --

     --       --         --       --         --       --        --         --          --         --         --        --
     --       --         --       --         --       --        --         --          --         --         --        --
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------


     --       --         --       --         --       --        --         --          --         --         --        --
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------



 10,933    1,906     12,649  (66,699)    (6,052) (46,209)    2,744     (6,957)    122,741    392,066     41,566   119,467
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------

  9,809   10,093     (9,736) (72,343)   (18,658) (29,057)    1,622     (6,720)    137,797    408,035     45,191   128,912
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------

 35,047   24,945    164,238  236,581    173,766  202,823    51,195     57,915   1,063,335    655,300    236,457   107,545
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------
$44,856  $35,047   $154,502 $164,238   $155,108 $173,766   $52,817    $51,195  $1,201,132 $1,063,335   $281,648  $236,457
=======  =======   ======== ========   ======== ========   =======    =======  ========== ==========   ========  ========


    740      918      1,314    2,206      1,086    2,202       434        920      32,531     51,087      8,944    13,006

    232      106      2,314    2,548        838      886       501        775       2,081      4,295        811     1,342
   (346)    (900)    (2,609)  (8,773)    (2,228)  (5,817)     (714)    (2,208)    (22,931)   (17,227)    (6,148)   (3,731)
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------
    626      124      1,019   (4,019)      (304)  (2,729)      221       (513)     11,681     38,155      3,607    10,617
=======  =======   ======== ========   ======== ========   =======    =======  ========== ==========   ========  ========

     --       --         --       --         --       --        --         --          --         --         --        --

     --       --         --       --         --       --        --         --          --         --         --        --
     --       --         --       --         --       --        --         --          --         --         --        --
-------  -------   -------- --------   -------- --------   -------    -------  ---------- ----------   --------  --------
     --       --         --       --         --       --        --         --          --         --         --        --
=======  =======   ======== ========   ======== ========   =======    =======  ========== ==========   ========  ========

$    48  $    40   $    368 $    362   $  1,160 $  1,348   $   485    $   514  $       15 $       15   $   (116) $   (116)
=======  =======   ======== ========   ======== ========   =======    =======  ========== ==========   ========  ========

                                                                              51

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30.

                                NET REALIZED                                                                     RATIO OF NET
                                    AND                  DISTRIBUTIONS                                            INVESTMENT
          NET ASSET    NET       UNREALIZED   DIVIDENDS      FROM                                      RATIO OF     INCOME
            VALUE,  INVESTMENT     GAINS      FROM NET     REALIZED    NET ASSET         NET ASSETS    EXPENSES     (LOSS)
          BEGINNING  INCOME       (LOSSES)   INVESTMENT    CAPITAL     VALUE, END TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD  (LOSS)    ON SECURITIES   INCOME       GAINS      OF PERIOD  RETURN PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
-------------------------
LARGE CAP VALUE PORTFOLIO
-------------------------
  CLASS A
  1998**    $19.37  $ 0.12        $ 2.62       $(0.13)     $(1.63)      $20.35   15.23%  $1,256,207     0.85%        1.44%
  1997       14.78    0.28          5.77        (0.29)      (1.17)       19.37   44.12%     866,826     0.85%        1.74%
  1996       13.00    0.32          2.01        (0.26)      (0.29)       14.78   18.33%     515,011     0.83%        2.31%
  1995       10.71    0.33          2.44        (0.33)      (0.15)       13.00   26.83%     331,692     0.76%        2.92%
  1994       11.54    0.28         (0.46)       (0.27)      (0.38)       10.71   (1.64)%    133,178     0.75%        2.51%
  1993       12.49    0.31          0.22        (0.33)      (1.15)       11.54    4.35%     205,157     0.75%        2.64%
  1992       12.05    0.34          0.71        (0.33)      (0.28)       12.49    9.17%     242,065     0.75%        2.79%
--------------------------
LARGE CAP GROWTH PORTFOLIO
--------------------------
  CLASS A
  1998**    $20.40  $ 0.01        $ 3.12       $(0.01)     $(0.95)      $22.57   16.05%  $1,240,504     0.85%        0.18%
  1997       15.03    0.03          6.33        (0.05)      (0.94)       20.40   44.35%     800,479     0.85%        0.22%
  1996       12.75    0.07          2.51        (0.08)      (0.22)       15.03   20.59%     482,079     0.82%        0.50%
  1995(4)    10.00    0.11          2.72        (0.08)         --        12.75   37.90%     297,377     0.85%        1.15%
-------------------------------
TAX MANAGED LARGE CAP PORTFOLIO
-------------------------------
  CLASS A
  1998(7)   $10.00  $   --        $ 0.51       $   --      $   --       $10.51    5.10%  $   13,756     0.85%        0.34%
-------------------------
SMALL CAP VALUE PORTFOLIO
-------------------------
  CLASS A
  1998**    $17.85  $ 0.03        $ 1.97       $(0.02)     $(1.97)      $17.86   12.62%  $  462,472     1.10%        0.35%
  1997       13.17    0.05          5.74        (0.05)      (1.06)       17.85   47.16%     323,337     1.11%        0.37%
  1996       12.19    0.02          1.27        (0.01)      (0.30)       13.17   10.86%     163,177     1.11%        0.15%
  1995(5)    10.00    0.03          2.19        (0.03)         --        12.19   29.38%     102,975     1.10%        0.26%
--------------------------
SMALL CAP GROWTH PORTFOLIO
--------------------------
  CLASS A
  1998**    $19.32  $(0.04)       $(0.08)      $   --      $(0.64)      $18.56   (0.33)% $  641,366     1.10%       (0.51)%
  1997       20.51    0.02          2.64           --       (3.85)       19.32   17.23%     561,414     1.10%       (0.60)%
  1996       19.88   (0.08)         4.37           --       (3.66)       20.51   26.56%     380,525     1.10%       (0.63)%
  1995       14.04   (0.14)         5.98           --          --        19.88   41.65%     310,238     1.10%       (0.60)%
  1994       14.67   (0.05)         0.07           --       (0.65)       14.04    0.23%     300,296     1.01%       (0.51)%
  1993       10.65   (0.02)         4.05        (0.01)         --        14.67   37.81%     193,816     0.97%       (0.25)%
  1992(2)    10.00    0.02          0.65        (0.02)         --        10.65   15.07%      36,191     0.97%        0.49%
  CLASS D
  1998**    $18.99  $(0.07)       $(0.09)      $   --      $(0.64)      $18.19   (0.55)% $    2,413     1.48%       (0.89)%
  1997       20.29   (0.11)         2.66           --       (3.85)       18.99   16.80%*      2,202     1.46%       (0.95)%
  1996       19.78   (0.07)         4.24           --       (3.66)       20.29   26.01%*      1,826     1.49%       (1.02)%
  1995       13.99   (0.09)         5.88           --          --        19.78   41.44%*        786     1.50%       (1.03)%
  1994(3)    14.04   (0.02)        (0.03)          --          --        13.99   (3.02)%*       171     1.49%       (0.92)%
-----------------
MID-CAP PORTFOLIO
-----------------
  CLASS A
  1998**    $19.56  $ 0.05        $ 1.87       $(0.06)     $(2.87)      $18.55   11.55%  $   44,856     1.00%        0.69%
  1997       14.96    0.13          5.86        (0.14)      (1.25)       19.56   43.13%      35,047     0.93%        0.79%
  1996       13.04    0.18          1.89        (0.15)         --        14.96   16.03%      24,954     0.77%        1.28%
  1995       10.89    0.01          2.14           --          --        13.04   19.78%      27,898     0.94%        0.04%
  1994       12.10    0.01         (0.98)       (0.01)      (0.23)       10.89   (8.10)%    108,002     0.93%        0.03%
  1993(1)    10.00    0.01          2.10        (0.01)         --        12.10   34.06%      57,669     0.90%        0.26%


                      RATIO OF NET
            RATIO OF   INVESTMENT
            EXPENSES  INCOME (LOSS)
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO   AVERAGE
           (EXCLUDING  (EXCLUDING   TURNOVER  COMMISSION
             WAIVERS)    WAIVERS)     RATE       RATE+
--------------------------------------------------------
-------------------------
LARGE CAP VALUE PORTFOLIO
-------------------------
  CLASS A
  1998**      1.00%       1.29%        49%     $0.0495
  1997        0.85%       1.74%        67%      0.0496
  1996        0.83%       2.31%        75%      0.0531
  1995        0.82%       2.86%        99%       N/A
  1994        0.75%       2.51%        67%       N/A
  1993        0.76%       2.63%        96%       N/A
  1992        0.80%       2.74%        17%       N/A
--------------------------
LARGE CAP GROWTH PORTFOLIO
--------------------------
  CLASS A
  1998**      1.05%      (0.02)%       29%     $0.0504
  1997        0.90%       0.17%        73%      0.0539
  1996        0.87%       0.45%        90%      0.0602
  1995(4)     0.89%       1.11%        44%       N/A
-------------------------------
TAX MANAGED LARGE CAP PORTFOLIO
-------------------------------
  CLASS A
  1998(7)     0.90%       0.29%        --%     $0.0498
-------------------------
SMALL CAP VALUE PORTFOLIO
-------------------------
  CLASS A
  1998**      1.30%       0.15%        35%     $0.0452
  1997        1.11%       0.37%        98%      0.0510
  1996        1.11%       0.15%       121%      0.0507
  1995(5)     1.12%       0.24%        64%       N/A
--------------------------
SMALL CAP GROWTH PORTFOLIO
--------------------------
  CLASS A
  1998**      1.29%      (0.70)%       45%     $0.0693
  1997        1.10%      (0.60)%      107%      0.0723
  1996        1.11%      (0.64)%      167%      0.0529
  1995        1.13%      (0.63)%      113%       N/A
  1994        1.11%      (0.61)%       97%       N/A
  1993        1.14%      (0.42)%       85%       N/A
  1992(2)     1.29%       0.17%        33%       N/A
  CLASS D
  1998**      1.67%      (1.08)%       45%     $0.0693
  1997        1.46%      (0.95)%      107%      0.0723
  1996        1.49%      (1.02)%      167%      0.0529
  1995        1.55%      (1.08)%      113%       N/A
  1994(3)     1.52%      (0.95)%       97%       N/A
-----------------
MID-CAP PORTFOLIO
-----------------
  CLASS A
  1998**      1.04%       0.65%        51%     $0.0722
  1997        0.94%       0.78%        92%      0.0268
  1996        0.88%       1.17%       101%      0.0124
  1995        1.09%      (0.11)%      108%       N/A
  1994        1.06%      (0.10)%       89%       N/A
  1993(1)     1.12%       0.04%        87%       N/A

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




                                NET REALIZED                                                                     RATIO OF NET
                                     AND                  DISTRIBUTIONS                                            INVESTMENT
          NET ASSET              UNREALIZED   DIVIDENDS      FROM                                      RATIO OF     INCOME
            VALUE,     NET         GAINS      FROM NET     REALIZED    NET ASSET         NET ASSETS    EXPENSES     (LOSS)
          BEGINNING INVESTMENT    (LOSSES)   INVESTMENT    CAPITAL     VALUE, END TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD  INCOME    ON SECURITIES   INCOME       GAINS      OF PERIOD  RETURN PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL APPRECIATION PORTFOLIO
------------------------------
  CLASS A
  1998**    $18.20  $ 0.08         $2.28       $(0.08)     $(5.09)      $15.39   16.85%  $  154,502     0.84%        1.08%
  1997       18.14    0.21          4.65        (0.22)      (4.58)       18.20   34.02%     164,238     0.84%        1.20%
  1996       16.70    0.20          3.18        (0.17)      (1.77)       18.14   22.14%     236,581     0.84%        1.20%
  1995       15.18    0.22          2.42        (0.23)      (0.89)       16.70   19.03%     310,693     0.84%        1.39%
  1994       16.36    0.24         (0.22)       (0.25)      (0.95)       15.18   (0.11)%    729,100     0.79%        1.45%
  1993       15.09    0.32          1.68        (0.30)      (0.43)       16.36   13.50%     776,745     0.75%        2.06%
  1992       14.15    0.30          1.23        (0.30)      (0.29)       15.09   11.03%     536,028     0.75%        2.12%
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
  CLASS A
  1998**    $18.02  $ 0.17         $1.95       $(0.18)     $(3.35)      $16.61   14.05%  $  155,108     0.85%        2.02%
  1997       16.40    0.39          4.33        (0.42)      (2.68)       18.02   33.46%     173,766     0.85%        2.38%
  1996       16.07    0.49          2.20        (0.41)      (1.95)       16.40   18.17%     202,823     0.83%        3.00%
  1995       14.06    0.55          2.48        (0.55)      (0.47)       16.07   23.00%     250,609     0.82%        3.72%
  1994       15.00    0.51         (0.38)       (0.50)      (0.57)       14.06    1.05%     418,207     0.78%        3.68%
  1993       13.33    0.51          1.75        (0.51)      (0.08)       15.00   17.34%     337,939     0.75%        3.73%
  1992       12.36    0.52          1.05        (0.52)      (0.08)       13.33   13.03%     178,756     0.75%        4.15%
------------------
BALANCED PORTFOLIO
------------------
  CLASS A
  1998**    $14.06  $ 0.18         $1.26       $(0.19)     $(1.64)      $13.67   11.49%  $   52,817     0.75%        2.75%
  1997       13.94    0.41          2.27        (0.42)      (2.14)       14.06   22.38%      51,195     0.75%        3.15%
  1996       12.76    0.42          1.44        (0.34)      (0.34)       13.94   15.01%      57,915     0.75%        2.98%
  1995       11.52    0.34          1.34        (0.34)      (0.10)       12.76   15.05%      70,464     0.75%        2.92%
  1994       12.24    0.23         (0.62)       (0.22)      (0.11)       11.52   (3.25)%     65,480     0.75%        2.05%
  1993       11.35    0.25          1.29        (0.26)      (0.39)       12.24   14.49%      33,807     0.75%        2.24%
  1992       10.70    0.52          0.73        (0.53)      (0.07)       11.35   11.64%       5,974     0.75%        4.83%
---------------------------
CORE FIXED INCOME PORTFOLIO
---------------------------
  CLASS A
  1998**    $10.40  $ 0.31         $0.17       $(0.31)     $(0.02)      $10.55    4.67%  $1,201,132     0.60%        5.93%
  1997       10.23    0.63          0.33        (0.63)      (0.16)       10.40    9.80%   1,063,335     0.60%        6.17%
  1996       10.46    0.64         (0.18)       (0.69)         --        10.23    4.51%     655,300     0.57%        6.24%
  1995        9.65    0.65          0.82        (0.66)         --        10.46   15.87%     419,959     0.55%        6.60%
  1994       10.87    0.56         (1.12)       (0.55)      (0.11)        9.65   (5.36)%    311,955     0.55%        5.57%
  1993       10.77    0.60          0.28        (0.60)      (0.18)       10.87    8.58%     295,798     0.55%        5.63%
  1992       10.30    0.69          0.49        (0.69)      (0.02)       10.77   11.91%     213,632     0.55%        6.71%


                      RATIO OF NET
            RATIO OF   INVESTMENT
             EXPENSES    INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO   AVERAGE
           (EXCLUDING  (EXCLUDING   TURNOVER  COMMISSION
             WAIVERS)    WAIVERS)     RATE       RATE+
---------------------------------------------------------
------------------------------
CAPITAL APPRECIATION PORTFOLIO
------------------------------
  CLASS A
  1998**      1.03%       0.89%       121%     $0.0550
  1997        0.89%       1.15%       178%      0.0568
  1996        0.86%       1.18%       153%      0.0517
  1995        0.89%       1.34%       107%       N/A
  1994        0.84%       1.40%       109%       N/A
  1993        0.84%       1.97%       119%       N/A
  1992        0.88%       1.99%        84%       N/A
-----------------------
EQUITY INCOME PORTFOLIO
-----------------------
  CLASS A
  1998**      1.03%       1.84%        35%     $0.0584
  1997        0.90%       2.33%        40%      0.0582
  1996        0.86%       2.97%        43%      0.0429
  1995        0.88%       3.66%        47%       N/A
  1994        0.84%       3.62%        28%       N/A
  1993        0.85%       3.63%        39%       N/A
  1992        0.87%       4.03%        18%       N/A
------------------
BALANCED PORTFOLIO
------------------
  CLASS A
  1998**      1.03%       2.47%        76%     $0.0578
  1997        0.81%       3.09%       197%      0.0572
  1996        0.84%       2.89%       143%      0.0382
  1995        0.90%       2.77%       159%       N/A
  1994        0.91%       1.89%       149%       N/A
  1993        0.94%       2.05%       109%       N/A
  1992        1.12%       4.46%       101%       N/A
---------------------------
CORE FIXED INCOME PORTFOLIO
---------------------------
  CLASS A
  1998**      0.84%       5.69%       138%       N/A
  1997        0.61%       6.16%       216%       N/A
  1996        0.64%       6.17%       311%       N/A
  1995        0.68%       6.47%       294%       N/A
  1994        0.62%       5.50%       370%       N/A
  1993        0.66%       5.52%        35%       N/A
  1992        0.68%       6.58%        39%       N/A

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED) AND FOR THE YEARS ENDED SEPTEMBER 30.

                                NET REALIZED
                                    AND                  DISTRIBUTIONS                                           RATIO OF NET
          NET ASSET              UNREALIZED   DIVIDENDS      FROM                                      RATIO OF   INVESTMENT
            VALUE,     NET         GAINS      FROM NET     REALIZED    NET ASSET         NET ASSETS    EXPENSES     INCOME
          BEGINNING INVESTMENT    (LOSSES)   INVESTMENT    CAPITAL     VALUE, END TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD  INCOME    ON SECURITIES   INCOME       GAINS      OF PERIOD  RETURN PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
  CLASS A
  1998**     $11.66  $0.52        $ 0.23       $(0.52)     $(0.10)      $11.79    6.61%    $281,648     0.85%        8.94%
  1997        11.14   1.04          0.57        (1.04)      (0.05)       11.66   15.30%     236,457     0.86%        9.33%
  1996        10.64   0.94          0.62        (1.03)      (0.03)       11.14   15.46%     107,545     0.87%        9.01%
  1995(6)     10.00   0.67          0.55        (0.58)         --        10.64   17.72%      23,724     0.67%       10.02%


                      RATIO OF NET
            RATIO OF   INVESTMENT
            EXPENSES     INCOME
           TO AVERAGE  TO AVERAGE
           NET ASSETS  NET ASSETS   PORTFOLIO
           (EXCLUDING  (EXCLUDING   TURNOVER
             WAIVERS)    WAIVERS)     RATE
---------------------------------------------
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
  CLASS A
  1998**       1.15%       8.64%        44%
  1997         0.91%       9.28%        68%
  1996         0.94%       8.94%        55%
  1995(6)      0.86%       9.83%        56%

1 MID-CAP CLASS A SHARES WERE OFFERED BEGINNING FEBRUARY 16, 1993. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
2 SMALL CAP GROWTH CLASS A SHARES WERE OFFERED BEGINNING APRIL 20, 1992. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
3 SMALL CAP GROWTH CLASS D SHARES WERE OFFERED MAY 2, 1994. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
4 LARGE CAP GROWTH SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
5 SMALL CAP VALUE SHARES WERE OFFERED BEGINNING DECEMBER 20, 1994. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
6 HIGH YIELD BOND SHARES WERE OFFERED BEGINNING JANUARY 11, 1995. ALL RATIOS INCLUDING TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
7 TAX MANAGED LARGE CAP CLASS A SHARES WERE OFFERED BEGINNING MARCH 4, 1998. ALL RATIOS EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER FOR THAT PERIOD HAVE BEEN ANNUALIZED.
*  SALES LOAD IS NOT REFLECTED IN TOTAL RETURN.
** FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1998. ALL RATIOS EXCEPT TOTAL
   RETURN AND PORTFOLIO TURNOVER FOR THAT PERIOD HAVE BEEN ANNUALIZED.
+ AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

AMOUNTS DESIGNATED AS "--" ARE ZERO OR HAVE BEEN ROUNDED TO ZERO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)


1.   ORGANIZATION
     SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated October 20, 1986.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with eleven diversified Portfolios (the "Portfolios"): Large Cap Value, Large Cap Growth, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond. The Trust is registered to offer Class A shares of the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, Balanced, Core Fixed Income, and High Yield Bond Portfolios and Class D shares of the Small Cap Growth Portfolio. The Funds' prospectus provides a description of each Fund's investment objective, policies, and strategies. The following is a summary of the significant accounting policies consistently followed by the Trust.
     SECURITY VALUATION--Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.
     NET ASSET VALUE PER SHARE--Net asset value per share is calculated on a daily basis by dividing the assets of each Portfolio less its liabilities by the number of outstanding shares of the Portfolio.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreement. The Portfolios also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--Amortization and accretion is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to the Portfolios on the basis of relative net assets.
     CLASSES--Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.
     FUTURES CONTRACTS--The Large Cap Growth, Large Cap Value, Tax Managed Large Cap, Small Cap Value, Small Cap Growth, Capital Appreciation and Equity Income Portfolios utilized S&P 500 Index futures contracts and the Core Fixed Income Portfolio utilized U.S. Long T-Bond futures contracts during the period ended March 31, 1998. The Portfolios' investment in S&P 500 Index futures contracts is designed to enable the Portfolios to more closely approximate the performance of their benchmark indices. The Core Fixed Income Portfolio's use of futures contracts is

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)

primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.
     DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME AND CAPITAL GAIN--Effective October 1, 1993, the Trust adopted Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies.
     Based on this Statement of Position, the reclassifications were as follows:
                                ACCUMULATED  UNDISTRIBUTED
                      PAID-IN-   REALIZED     INVESTMENT
                       CAPITAL  GAIN (LOSS)  INCOME (LOSS)
                        (000)      (000)         (000)
                      --------  -----------  -------------
Large Cap Value       $     6     $ (51)       $   45
Large Cap Growth          256      (950)          694
Tax Managed Large Cap      --        --            --
Small Cap Value            --       (26)           26
Small Cap Growth       (2,464)        2         2,462
Mid-Cap                    --        10           (10)
Capital Appreciation     (164)      188           (24)
Equity Income              10      (460)          450
Balanced                  (38)     (108)          146
Core Fixed Income         (17)        2            15
High Yield Bond            --       116          (116)
     These reclassifications have no effect on net assets or net asset values per share.
     STRUCTURED NOTES AND INDEXED NOTES--The Core Fixed Income Portfolio may invest in structured notes and indexed notes whose values are linked either directly or inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices or instruments to which they refer.
     OTHER--Security transactions are recorded on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

3.   MANAGEMENT, INVESTMENT ADVISORY, AND DISTRIBUTION AGREEMENTS
     The Trust and SEI Fund Management (the "Manager"), are parties to a management agreement (the "Agreement") dated January 22, 1987. Under this Agreement, the Manager provides management, administrative, and shareholder servicing for an annual fee of .35% of the average daily net assets of the Large Cap Value, Large Cap Growth, Tax Managed Large Cap, Small Cap Value, High Yield Bond, Small Cap Growth, Mid-Cap, Capital Appreciation, Equity Income, and Balanced Portfolios; and .28% of the average daily net assets of the Core Fixed Income Portfolio. The Manager has agreed to waive all or a portion of its fee in order to limit the operating expenses of a Portfolio. Any such waiver is voluntary and may be terminated at any time at the Manager's sole discretion.
     SEI Investments Management Corporation ("SIMCO") serves as investment adviser to each Portfolio. In connection with serving as investment adviser, SIMCO is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% of the Large Cap Value Portfolio's average daily net assets, at an annual rate of .40% of the Large Cap Growth, Tax Managed Large Cap, Mid-Cap, Capital Appreciation, Equity Income and Balanced Portfolios' average daily net assets, at an annual rate of .65% of the Small Cap Value and Small Cap Growth Portfolios' average daily net assets, at an annual rate of .275% of the Core Fixed Income Portfolio's average daily net assets and .4875% of the High Yield Bond Portfolio's average daily net assets. The adviser has

--------------------------------------------------------------------------------


voluntarily agreed to waive a portion of its fee in an amount equal to .05% of the average daily net assets of the Large Cap Growth, Tax Managed Large Cap, Capital Appreciation, Equity Income, and Balanced Portfolios.
     Mellon Equity Associates, LLC, Pacific Alliance Capital Management, LSV Asset Management and Sanford C. Bernstein & Co., Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Value Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated December 16, 1994, April 1, 1996, March 31, 1995 and December 15, 1997, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     American Express Asset Management, Alliance Capital Management L.P., and Provident Investment Counsel, Inc. each serve as an investment sub-adviser to a portion of the assets of the Large Cap Growth Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated December 16, 1994, December 16, 1994, and May 1, 1996, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     Alliance Capital Management L.P., Mellon Equity Associates, LLC and Sanford
C. Bernstein & Co. each serve as an investment sub-adviser to a portion of the assets of the Tax Managed Large Cap Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated February 3, 1998, February 3, 1998 and February 3, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     LSV Asset Management, 1838 Investment Advisors, L.P. and Boston Partners Asset Management, L.P. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Value Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated May 30, 1997, December 18, 1994, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     Nicholas-Applegate Capital Management, Inc., Wall Street Associates, Furman Selz Capital Management, LLC and Robertson, Stephens Investment Management Inc. each serve as an investment sub-adviser to a portion of the assets of the Small Cap Growth Portfolio and are party to investment sub-advisory agreements with the Trust and SIMCO dated August 11, 1995, August 11, 1995, August 11, 1995 and March 24, 1998, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     Martingale Asset Management, L.P. serves as investment sub-adviser to the Mid-Cap Portfolio and is party to an investment sub-advisory agreement with the Trust and SIMCO dated August 14, 1995. Under the investment sub-advisory agreement, Martingale Asset Management, L.P. receives an annual fee, paid by SIMCO.
     Pacific Alliance Capital Management serves as investment sub-adviser to the Equity Income Portfolio and is party to an investment sub-advisory agreement with the Trust and SIMCO dated April 1, 1996. Under the investment sub-advisory agreement, Pacific Alliance Capital Management receives an annual fee, paid by SIMCO.
     STI Capital Management, N.A. ("STI") serves as investment sub-adviser to the Capital Appreciation and Balanced Portfolios and is party to an investment sub-advisory agreement with the Trust and SIMCO dated July 10, 1995. Under the investment sub-advisory agreement, STI receives an annual fee for each Portfolio, paid by SIMCO.
     Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Portfolio and are parties to investment sub-advisory agreements with the Trust and SIMCO dated November 13, 1995, January 2, 1996, and November 13, 1995, respectively. Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMCO.
     BEA Associates serves as investment sub-adviser to the High Yield Bond Portfolio and is a party to an investment sub-advisory agreement with the Trust and SIMCO dated August 11, 1995. Under the investment sub-advisory agreement, BEA Associates receives an annual fee, paid by SIMCO.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI INSTITUTIONAL MANAGED TRUST -- MARCH 31, 1998 (UNAUDITED)

each Portfolio's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan for Class A shares (the "Class A Plan") under which a shareholder servicing fee of up to .25% of average daily net assets attributable to Class A shares will be paid to the Distributor. Prior to April 15, 1996, SEI Investments Distribution Co. acted as the distributor of shares of the Trust under distribution plans which provided for the Trust to reimburse the Distributor for certain distribution-related expenses incurred by the Distributor. Such expenses could not exceed .30% of the average daily net assets of a Portfolio, provided the expenses were permissible as to both type and amount under a budget approved and monitored by the Board of Trustees.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares will be paid to the Distributor. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.
     The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on portfolio transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that portfolio transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

4.   ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES
     Organizational costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of the redemption.
     Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.
     Each of the Portfolios also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Aggregate commissions paid by the Trust for repurchase agreements placed during the period ended March 31, 1998 were nominal.

5.   INVESTMENT TRANSACTIONS
     The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments during the period ended March 31, 1998 were as follows:
                                    PURCHASES
                                    ---------
                        U.S. GOV'T.   OTHER       TOTAL
                           (000)      (000)       (000)
                        ----------  --------   ----------
Large Cap Value         $       --  $713,850   $  713,850
Large Cap Growth                --   543,761      543,761
Tax Managed Large Cap           --    11,635       11,635
Small Cap Value                 --   210,842      210,842
Small Cap Growth                --   256,930      256,930
Mid-Cap                         --    23,456       23,456
Capital Appreciation            --   166,895      166,895
Equity Income                   --    52,331       52,331
Balanced                     6,540    30,110       36,650
Core Fixed Income        1,399,582   144,216    1,543,798
High Yield Bond                 --   143,586      143,586

                                      SALES
                                   -----------
                        U.S. GOV'T.   OTHER       TOTAL
                           (000)      (000)       (000)
                        ----------   -------- -----------
Large Cap Value         $       --   $474,638 $  474,638
Large Cap Growth                --    274,276    274,276
Tax Managed Large Cap           --         --         --
Small Cap Value                 --    121,802    121,802
Small Cap Growth                --    235,950    235,950
Mid-Cap                         --     18,008     18,008
Capital Appreciation            --    208,698    208,698
Equity Income                   --     88,895     88,895
Balanced                     5,083     35,577     40,660
Core Fixed Income        1,341,170     96,079  1,437,249
High Yield Bond                 --    100,407    100,407

--------------------------------------------------------------------------------


     At March 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at March 31, 1998 is as follows:

                                                  NET
                    APPRECIATED   DEPRECIATED  UNREALIZED
                    SECURITIES    SECURITIES  APPRECIATION
                       (000)         (000)       (000)
                    -----------  ------------ ------------
Large Cap Value      $276,930    $ (9,370)     $267,560
Large Cap Growth      396,635      (5,153)      391,482
Tax Managed
  Large Cap               425        (118)          307
Small Cap Value        97,964      (4,691)       93,273
Small Cap Growth      151,154     (16,546)      134,608
Mid-Cap                 9,980        (691)        9,289
Capital Appreciation   36,124        (513)       35,611
Equity Income          48,484        (224)       48,260
Balanced                8,651        (321)        8,330
Core Fixed Income      25,962      (4,635)       21,327
High Yield Bond        17,606      (2,864)       14,742


6.   FUTURES CONTRACTS

     The following Portfolios had futures contracts open as of March 31, 1998:

                                                UNREALIZED
   CONTRACT    NUMBER OF    TRADE   SETTLEMENT  GAIN/(LOSS)
  DESCRIPTION  CONTRACTS    PRICE      MONTH       (000)
  -----------  ---------    -----   ----------  -----------
Core Fixed Income

U.S. 5 Year Note  (35)      108.68  June 1998    $   (7)

U.S. 8 Year Note    1       108.88  June 1998        --
U.S. 8 Year Note    7       109.09  June 1998        (1)
U.S. 8 Year Note   24       109.37  June 1998       (12)
U.S. 8 Year Note   37       109.27  June 1998       (15)
U.S. 8 Year Note   56       109.47  June 1998       (34)

U.S. 10 Year Note (60)      112.45  June 1998         4
U.S. 10 Year Note (64)      112.31  June 1998        (4)
U.S. 10 Year Note   9       112.25  June 1998         1
U.S. 10 Year Note  11       112.23  June 1998         1
U.S. 10 Year Note  12       112.24  June 1998         2

U.S. Long T Bond  (56)      120.09  June 1998        (9)
U.S. Long T Bond   (7)      120.26  June 1998        --
U.S. Long T Bond  (12)      120.22  June 1998        --
U.S. Long T Bond  105       121.34  June 1998      (116)
                                                  -----
                                                  $(190)
                                                  =====
Large Cap Value

S & P 500          49     1,047.15  June 1998     $ 776
S & P 500           8     1,112.40  June 1998        (4)
                                                  -----
                                                  $ 772
                                                  =====

                                                UNREALIZED
   CONTRACT    NUMBER OF    TRADE   SETTLEMENT  GAIN/(LOSS)
  DESCRIPTION  CONTRACTS    PRICE      MONTH       (000)
  -----------  ---------    -----   ----------  -----------
Large Cap Growth

S&P 500            50     1,047.15  June 1998   $   790
S&P 500             5     1,081.50  June 1998        36
S&P 500             5     1,117.00  June 1998        (8)
S&P 500            11     1,108.30  June 1998         6
S&P 500             1     1,108.50  June 1998         1
S&P 500             5     1,112.40  June 1998        (2)
                                                -------
                                                $   823
                                                =======
Tax Managed Large Cap

S&P 500             1     1,051.00  June 1998   $    15
S&P 500             1     1,081.50  June 1998         7
S&P 500             2     1,112.40  June 1998        (1)
                                                -------
                                                $    21
                                                =======
Small Cap Value

S&P 500             1     1,047.15  June 1998   $    15
S&P 500            12     1,049.20  June 1998       184
                                                -------
                                                $   199
                                                =======
Small Cap Growth

S&P 500            76     1,047.15  June 1998   $ 1,203
S&P 500             1     1,051.00  June 1998        15
S&P 500             2     1,067.30  June 1998        21
S&P 500             8     1,067.50  June 1998        86
S&P 500             1     1,072.60  June 1998         9
S&P 500             8     1,077.50  June 1998        66
S&P 500             6     1,081.50  June 1998        43
S&P 500             1     1,082.90  June 1998         7
S&P 500             2     1,089.30  June 1998        11
S&P 500             3     1,089.60  June 1998        16
S&P 500            69     1,089.09  June 1998       369
S&P 500             1     1,090.40  June 1998         5
S&P 500             5     1,099.90  June 1998        13
S&P 500             1     1,102.80  June 1998         2
S&P 500             1     1,108.00  June 1998         1
S&P 500             1     1,112.70  June 1998        (1)
S&P 500             9     1,124.80  June 1998       (32)
S&P 500             3     1,112.80  June 1998        (2)
S&P 500             3     1,108.50  June 1998         2
                                                -------
                                                $ 1,834
                                                =======
Capital Appreciation

S&P 500         17        1,047.15  June 1998   $   269
S&P 500         10        1,102.60  June 1998        20
S&P 500          3        1,102.80  June 1998         5
                                                -------
                                                $   294
                                                =======
Equity Income

S&P 500         13        1,047.15  June 1998   $   206
S&P 500         23        1,080.90  June 1998       170
                                                -------
                                                $   376
                                                =======

                                      NOTES

-------------------
SEI INSTITUTIONAL
-------------------
MANAGED TRUST
-------------------
SEMI-ANNUAL REPORT
-------------------
MARCH 31, 1998

Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Joseph M. O'Donnell
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Richard W. Grant
SECRETARY

INVESTMENT ADVISOR
EQUITY & BALANCED PORTFOLIOS
SEI Investments Management Corporation
FIXED INCOME PORTFOLIOS
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

FOR MORE INFORMATION CALL
1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET]800[BULLET]342[BULLET]5734

[LOGO OMITTED]
SEI
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734

SEI-F-092-05